UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05010
THE HUNTINGTON FUNDS
(Exact name of registrant as specified in charter)
5800 Corporate Drive  Pittsburgh, Pennsylvania  15237-7010
(Address of principal executive offices) (Zip code)

Ronald J. Corn, Esq.
The Huntington National Bank
41 South High Street
Columbus, Ohio  43287
(Name and address of agent for service)

Copies to:
David C. Mahaffey, Esq., and Christine S. Boehm, Esq.
Sullivan & Worcester
1666 K Street, N.W.
Washington, DC  20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.

Huntington Money Market Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Principal Amount		Value
U.S. Government Agencies—89.1%
Farmer Mac –— 11.5%
$20,000,000	2.237%, 10/1/08(a)	$20,000,000
20,000,000	2.428%, 10/28/08(a)	19,964,300
30,000,000	2.552%, 10/30/08(a)	29,941,517
20,000,000	2.418%, 11/13/08(a)	19,943,383
20,000,000	2.418%, 11/14/08(a)	19,942,067
20,000,000	2.603%, 12/3/08(a)	19,910,750

		129,702,017

Federal Home Loan Bank –— 36.8%
20,000,000	2.257%, 10/2/08(a)	19,998,750
20,000,000	2.325%, 10/3/08(a)	19,997,422
20,000,000	2.401%, 10/7/08(a)	19,992,133
20,000,000	2.338%, 10/8/08(a)	19,991,055
20,000,000	2.054%, 10/16/08(a)	19,982,917
20,000,000	2.260%, 10/17/08	19,999,145
20,000,000	2.095%, 10/20/08(a)	19,977,939
40,000,000	2.054%, 10/21/08(a)	39,957,778
20,000,000	2.096%, 10/27/08(a)	19,969,811
40,000,000	2.125%, 11/3/08(a)	39,917,317
15,315,000	2.496%, 11/4/08(a)	15,279,563
20,000,000	2.085%, 11/7/08(a)	19,957,861
15,000,000	4.310%, 11/14/08	15,030,903
20,000,000	2.416%, 11/17/08(a)	19,937,333
20,000,000	2.545%, 11/21/08(a)	19,929,167
20,000,000	2.633%, 11/24/08(a)	19,922,600
20,000,000	2.148%, 11/28/08(a)	19,932,011
25,000,000	2.451%, 12/2/08(a)	24,896,667
20,000,000	2.351%, 1/15/09(a)	19,864,556

		414,534,928

Federal Home Loan Mortgage Corporation –— 23.4%
20,669,000	2.268%, 10/6/08(a)	20,662,627
20,000,000	2.389%, 10/7/08(a)	19,992,167
20,000,000	2.294%, 10/14/08(a)	19,983,786
20,000,000	5.125%, 10/15/08	20,022,352
20,000,000	2.322%, 10/29/08(a)	19,964,689
19,425,000	2.490%, 11/5/08(a)	19,378,920
20,000,000	2.137%, 11/10/08(a)	19,953,333
20,000,000	2.442%, 11/17/08(a)	19,937,333
20,000,000	2.409%, 11/18/08(a)	19,936,000
20,000,000	2.393%, 12/4/08(a)	19,916,444
25,000,000	2.525%, 12/15/08(a)	24,871,354
20,000,000	2.497%, 12/16/08(a)	19,896,555
20,000,000	2.498%, 12/19/08(a)	19,892,472

		264,408,032

Federal National Mortgage Association –— 17.4%
20,000,000	2.258%, 10/9/08(a)	19,990,000
20,000,000	2.310%, 10/10/08(a)	19,988,750
20,000,000	2.090%, 10/16/08(a)	19,982,625
20,000,000	2.184%, 10/20/08(a)	19,977,306
15,000,000	2.124%, 10/22/08(a)	14,981,712
20,000,000	2.373%, 10/24/08(a)	19,970,228
20,000,000	2.204%, 11/4/08(a)	19,958,444
20,000,000	2.481%, 11/6/08(a)	19,950,600
20,000,000	2.474%, 11/12/08(a)	19,944,000
20,000,000	2.423%, 11/26/08(a)	19,925,956

		194,669,621

Total U.S. Government Agencies (Cost $1,003,314,598)		1,003,314,598

Commercial Papers—6.7%
25,000,000	General Electric Co., 2.420%, 11/13/08 (a)	24,927,736
Principal Amount or Shares		Value
Commercial Papers (Continued)
$25,000,000	Prudential Financial, Inc., 2.450%, 10/24/08 (a)	$24,960,868
25,000,000	Wells Fargo & Co., 2.630%, 10/31/08 (a)	24,945,208

Total Commercial Papers (Cost $74,833,812)		74,833,812

Cash Equivalent—0.4%
5,000,000	Meeder Institutional Money Market Fund, 2.930% (b)	5,000,000

Total Cash Equivalents (Cost $5,000,000)		5,000,000

Repurchase Agreements—3.9%
43,389,800	Morgan Stanley Dean Witter & Co., 0.980%, dated 9/30/08, due 10/1/08, repurchase price $43,390,981 (Fully collateralized by Federal Home Loan Mortgage Corporation, 5.000%, 1/16/09)	43,389,800

Total Repurchase Agreements (Cost $43,389,800)		43,389,800

Total Investments (Cost $1,126,538,210) — 100.1%		1,126,538,210

Liabilities in Excess of Other Assets — (0.1)%		(868,941)

Net Assets — 100.0%		$1,125,669,269

(a)	Rate represents the effective yield at purchase.
(b)	Rate disclosed is the seven day yield as of September 30, 2008.

See Notes to Portfolio of Investments.

Huntington Ohio Municipal Money Market Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Principal Amount		Value
Municipal Bonds—95.5%
Ohio— 91.9%
$2,700,000	Ashland, OH, G.O., BAN (Various Purposes), 2.500%, 1/13/09	$2,703,760
250,000	Ashland, OH, Pumper-Tanker, G.O., BAN, 2.000%, 2/26/09	250,497
2,150,000	Aurora, OH, City School District, G.O., BAN, 3.250%, 11/12/08	2,153,291
1,000,000	Brecksville-Broadview Heights, OH, City School District, G.O., (FGIC Ins.), 4.000%, 12/1/08	1,003,609
400,000	Cincinnati, OH, City School District, G.O., 2.500%, 5/28/09	401,024
200,000	Cincinnati, OH, G.O., (Various Purposes), Series A, 5.000%, 12/1/08	202,579
400,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facility Revenue, (LOC - Fifth Third Bank), 8.000%, 11/15/34 (a)	400,000
700,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facility Revenue, Series D, (SPA - JPMorgan Chase Bank), 8.000%, 10/1/40 (a)	700,000
1,000,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - Fifth Third Bank), 8.900%, 1/1/33 (a)	1,000,000
605,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - Fifth Third Bank), 8.900%, 1/1/34 (a)	605,000
5,325,000	Cleveland, OH, Waterworks Revenue, Series M, (FSA Ins.), 8.550%, 1/1/33 (a)	5,325,000
760,000	Clinton County, OH, Hospital Revenue, (LOC - Fifth Third Bank), 8.000%, 6/1/32 (a)	760,000
2,070,000	Columbus, OH, Airport Authority Revenue, (LOC - U.S. Bank N.A.), 8.000%, 7/1/35 (a)	2,070,000
1,100,000	Columbus, OH, G.O., Series 1, (SPA - JPMorgan Chase Bank), 7.350%, 12/1/17 (a)	1,100,000
2,305,000	Columbus, OH, G.O., Series 1, 7.760%, 12/1/26 (a)	2,305,000
590,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 8.000%, 12/1/36 (a)	590,000
4,415,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 8.000%, 1/1/30 (a)	4,415,000
5,250,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 8.000%, 3/1/34 (a)	5,250,000
500,000	Coshocton County, OH, Hospital Facilities Revenue, (LOC - Bank One Chicago N.A.), 8.050%, 3/1/19 (a)	500,000
2,100,000	Cuyahoga County, OH, Hospital Revenue, 6.150%, 2/15/29	2,159,299
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$1,000,000	Cuyahoga County, OH, Hospital Revenue, (LOC - Key Bank N.A.), 10.000%, 3/1/33 (a)	$1,000,000
1,000,000	Dover, OH, G.O., BAN, 2.750%, 4/2/09	1,003,685
500,000	Euclid, OH, G.O., 5.000%, 12/1/12	507,598
115,000	Fairfield County, OH, G.O., 3.000%, 12/1/08	115,196
800,000	Findlay, OH, G.O., BAN, 2.375%, 10/21/08	800,184
1,130,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 7.880%, 12/1/11 (a)	1,130,000
5,625,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 7.880%, 12/1/20 (a)	5,625,000
6,940,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 7.880%, 12/1/21 (a)	6,940,000
1,365,000	Franklin County, OH, Industrial Development Revenue, (LOC - Bank One Columbus N.A.), 1.680%, 11/1/14 (a)	1,365,000
6,875,000	Franklin County, OH, Revenue, Series F, (FSA Ins.), 8.200%, 12/1/30 (a)	6,875,000
4,000,000	Geauga County, OH, G.O, BAN, Royal Bank of Canada, 2.250%, 8/26/09	4,021,993
1,930,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series B, (LOC - Bank One Columbus N.A.), 7.890%, 7/1/23 (a)	1,930,000
430,000	Greene County, OH, Revenue, (LOC - Bank of America N.A.), 7.200%, 1/1/11 (a)	430,000
5,805,000	Hamilton County, OH, Health Care Facilities Revenue, Hilltop Health Facilities, (LOC - Bank of America N.A.), 6.500%, 6/1/22 (a)	5,805,000
3,305,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - U.S. Bank N.A.), 8.000%, 5/15/28 (a)	3,305,000
1,870,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - JPMorgan Chase Bank), 8.000%, 5/15/28 (a)	1,870,000
1,765,000	Hamilton County, OH, Hospital Facilities Revenue, (Children's Hospital Medical Center), Series M, (LOC - JPMorgan Chase Bank), 7.830%, 5/15/37 (a)	1,765,000
5,820,000	Hamilton County, OH, Hospital Facilities Revenue, Series A, (LOC - JPMorgan Chase Bank), 8.050%, 6/1/27 (a)	5,820,000
2,000,000	Hamilton County, OH, Industrial Development Revenue, 1.700%, 10/15/12 (a)	2,000,000
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$4,425,000	Hamilton County, OH, Parking Facility Improvements Revenue, (LOC - U.S. Bank N.A.), 8.000%, 12/1/26 (a)	$4,425,000
1,000,000	Harrison, OH, G.O., 3.760%, 12/11/08	1,000,675
1,524,000	Lakewood, OH, G.O., BAN, 2.125%, 4/16/09	1,526,624
680,000	Lorain County, OH, G.O., BAN, 3.000%, 3/26/09	682,242
955,000	Loveland, OH, G.O., BAN, 1.625%, 2/25/09	955,850
400,000	Loveland, OH, G.O., BAN, 3.250%, 2/25/09	401,812
250,000	Loveland, OH, G.O., BAN, 3.000%, 3/19/09	250,849
520,000	Lucas County, OH, Health Care Facilities Refunding Revenue, (Sunset Retirement Communities), Series B, (LOC - Fifth Third Bank), 7.530%, 8/15/30 (a)	520,000
4,000,000	Montgomery County, OH, Hospital Revenue, Series B, (FSA Ins.), 9.700%, 8/1/47 (a)	4,000,000
2,100,000	Mount Vernon, OH, G.O., BAN, 2.400%, 2/24/09	2,105,780
190,000	Ohio Capital Asset Financing Program Fractionalized Interest, G.O., Series C, (FSA Ins.), 3.750%, 12/1/08	190,200
400,000	Ohio State Air Quality Development Authority Refunding Revenue, Series B, (LOC - Barclays Bank PLC), 7.900%, 1/1/34 (a)	400,000
1,125,000	Ohio State Air Quality Development Authority Refunding Revenue, Timken Project, (LOC - Fifth Third Bank), 8.000%, 11/1/25 (a)	1,125,000
1,975,000	Ohio State Air Quality Development Authority Revenue, Ohio Edison Project, Series A, (LOC - Wachovia Bank N.A.), 8.250%, 2/1/14 (a)	1,975,000
10,000,000	Ohio State Air Quality Development Authority Revenue, Series B, (LOC - Bank of America N.A.), 4.400%, 8/1/29 (a)	10,000,000
500,000	Ohio State Air Quality Development Authority Revenue, Series C, (LOC - Wachovia Bank N.A.), 10.000%, 6/1/23 (a)	500,000
5,050,000	Ohio State Higher Education, (LOC - Bank of America N.A.), 4.400%, 12/1/44 (a)	5,050,000
1,200,000	Ohio State Higher Education Facilities, (LOC - Fifth Third Bank), 8.900%, 9/1/27 (a)	1,200,000
100,000	Ohio State Higher Education Facilities Commisson Revenue, (Various Higher Educational - Pooled Financing), (LOC - Fifth Third Bank), 8.900%, 9/1/24 (a)	100,000
1,000,000	Ohio State Higher Education Facilities Revenue, (LOC - Fifth Third Bank), 9.900%, 9/1/25 (a)	1,000,000
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$2,590,000	Ohio State Higher Education Facilities Revenue, Xavier University, (LOC - U.S. Bank N.A.), 6.250%, 11/1/30 (a)	$2,590,000
100,000	Ohio State Higher Educational Facilities Commission Revenue, (AMBAC Ins.), 5.000%, 12/1/08	100,559
235,000	Ohio State Higher Educational Facilities Commission Revenue, (LOC - Fifth Third Bank), 9.050%, 9/1/17 (a)	235,000
3,460,000	Ohio State Higher Educational Facilities Commission Revenue, (Various - Higher Educational Facilities- Pooled), Series A, (LOC - Fifth Third Bank), 9.050%, 9/1/20 (a)	3,460,000
350,000	Ohio State Higher Educational Facilities Commission Revenue, (Various - Pooled Financing), Series A, (LOC - Fifth Third Bank), 8.000%, 9/1/26 (a)	350,000
1,190,000	Ohio State Higher Educational Facilities Revenue, (Various - Pooled Financing), Series B, (LOC - Fifth Third Bank), 8.000%, 9/1/24 (a)	1,190,000
175,000	Ohio State Higher Educational Facilities Revenue, (Various - Pooled Financing), Series B, (LOC - Fifth Third Bank), 8.000%, 11/1/28 (a)	175,000
900,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 8.000%, 12/1/24 (a)	900,000
400,000	Ohio State Higher Educational Facilities Revenue, Series A, 8.000%, 10/1/22 (a)	400,000
1,480,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, (Various), (LOC - U.S. Bank N.A.), 6.250%, 5/1/15 (a)	1,480,000
950,000	Ohio State Highway Capital Improvements Buckeye Savers, G.O., Series L, 3.500%, 5/1/09	958,808
3,875,000	Ohio State Highway Capital Improvements Buckeye Savers, G.O., Series L, 4.000%, 5/1/09	3,923,862
200,000	Ohio State Infrastructure Improvement, G.O., 5.625%, 2/1/09	202,332
1,600,000	Ohio State University General Receipts Revenue, (Various), 7.750%, 12/1/17 (a)	1,600,000
3,075,000	Ohio State University General Receipts Revenue, (Various), (FSA Ins.), 8.500%, 12/1/26 (a)	3,075,000
960,000	Ohio State University General Receipts Revenue, (Various), 7.750%, 12/1/27 (a)	960,000
6,425,000	Ohio State University General Receipts Revenue, (Various), 7.750%, 12/1/31 (a)	6,425,000
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$425,000	Ohio State University, G.O., Series B, 7.800%, 3/15/25 (a)	$425,000
300,000	Ohio State University, G.O., Series B, 7.750%, 6/1/35 (a)	300,000
5,350,000	Ohio State University, G.O., Series D, 8.000%, 2/1/19 (a)	5,350,000
7,065,000	Ohio State University, Infrastructure Improvements Revenue, Series B, 7.800%, 8/1/21 (a)	7,065,000
3,850,000	Ohio State University, Infrastructure Improvements, G.O., Series B, 8.000%, 8/1/17 (a)	3,850,000
6,445,000	Ohio State University, School Improvements, G.O., Series A, 7.800%, 3/15/25 (a)	6,445,000
6,320,000	Ohio State Water Development Authority Revenue, (Various), (MBIA Ins.), 8.200%, 12/1/18 (a)	6,320,000
4,000,000	Ohio State Water Development Authority Revenue, (Various), (LOC - Wachovia Bank N.A.), 7.970%, 12/1/33 (a)	4,000,000
2,200,000	Ohio State, Common Schemes, G.O., Series B, 5.000%, 3/15/09	2,238,064
700,000	Parma, OH, Hospital Improvements Revenue, Series C, (LOC - JPMorgan Chase Bank), 10.000%, 11/1/30 (a)	700,000
1,000,000	Pickerington, OH, G.O., BAN, 2.250%, 2/27/09	1,002,321
3,900,000	Port of Greater Cincinnati, OH, Development Authority Revenue, (LOC - JPMorgan Chase Bank), 7.900%, 4/1/38 (a)	3,900,000
1,000,000	Richland County, OH, G.O., BAN, 2.750%, 11/20/08	1,001,004
2,000,000	Richland County, OH, G.O., BAN, 3.500%, 1/15/09	2,003,372
1,800,000	Richland County, OH, G.O., BAN, Series B, 2.000%, 2/19/09	1,803,759
450,000	Salem, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 7.900%, 9/1/35 (a)	450,000
155,000	Sandusky County, OH, G.O., BAN, 2.850%, 9/24/09	156,267
1,315,000	Shaker Heights, OH, G.O., BAN (Various Purposes), 2.500%, 5/8/09	1,318,866
100,000	Southington, OH, Local School District, G.O., (FSA Ins.), 3.000%, 12/1/08	100,164
1,500,000	Springfield, OH, Local School District, G.O., BAN, 3.750%, 12/18/08	1,502,208
2,845,000	Summit County, OH, Port Authority Revenue, (LOC - Fifth Third Bank), 8.000%, 11/1/36 (a)	2,845,000
1,200,000	Tallmadge, OH, G.O., BAN, 2.500%, 6/4/09	1,203,885
1,675,000	Tipp City, OH, G.O., BAN (Various Purposes), 2.000%, 4/22/09	1,677,289
300,000	Toledo, OH, City Service Special Assessment, (LOC - State Street B&T Co.), 8.000%, 12/1/08 (a)	300,000
2,500,000	Union Township, OH, Tax Increment Revenue, 3.000%, 9/15/09	2,523,426
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$8,000,000	University of Akron, OH, General Receipts Revenue, Series C-1, (Assured Guaranty SPA - Dexia Credit Local), 6.750%, 1/1/29 (a)	$8,000,000
4,690,000	University of Cincinnati, OH, General Receipts Revenue, (Various) Series B, (AMBAC Ins.), 8.500%, 6/1/31 (a)	4,690,000
1,000,000	University of Cincinnati, OH, General Receipts Revenue, BAN, Series A, 3.250%, 1/14/09	1,001,452
675,000	University of Toledo, OH, General Receipts Revenue, Series A, 3.000%, 6/1/09	681,399
150,000	Wapakoneta, OH, City School District, G.O., (State Aid Withholding), 3.000%, 12/1/08	150,182
1,200,000	Wapakoneta, OH, City School District, G.O., BAN, 2.500%, 5/27/09	1,204,280
462,980	Warren County, OH, Health Care Facilities Revenue, Otterbein Homes, Series B, (LOC - Fifth Third Bank), 7.750%, 7/1/23 (a)	462,980
2,412,000	Washington County, OH, Hospital Revenue, (FSA Ins. SPA - Bank One N.A.), 9.130%, 12/1/33 (a)	2,412,000
395,000	West Cheaster Township, OH, G.O., (Various Purposes), Series A, 3.000%, 12/1/08	395,485
300,000	Wooster, OH, Industrial Development Revenue, 7.550%, 12/1/10 (a)	300,000

		229,415,711

Puerto Rico— 3.6%
4,000,000	Puerto Rico Commmonwealth, G.O., (FSA Ins.), 7.750%, 7/1/18 (a)	4,000,000
2,000,000	Puerto Rico Commonwealth, G.O., Series B-1, (FSA Ins.), 7.750%, 7/1/21 (a)	2,000,000
2,980,000	Puerto Rico Electric Power Authority Revenue, Series 815, (FSA / FGIC Ins. Liquid Facility - JPMorgan Chase Bank), 4.750%, 1/1/13 (a)	2,980,000

		8,980,000

Total Municipal Bonds (Cost $238,395,711)		238,395,711

Commercial Papers—2.8%
Ohio— 2.8%
7,000,000	Cuyahoga County, OH, Cleveland Clinic, (LOC - Bank of America N.A.), 1.620%, 1/6/09	7,000,000
Shares		Value
Commercial Papers (Continued)

Total Commercial Papers (Cost $7,000,000)		7,000,000

Cash Equivalents—1.5%
3,687,903	Fidelity Institutional Tax-Exempt Portfolio, 4.910% (b)	$3,687,903

Total Cash Equivalents (Cost $3,687,903)		3,687,903

Total Investments (Cost $249,083,614) — 99.8%		249,083,614

Other Assets in Excess of Liabilities — 0.2%		512,322

Net Assets — 100.0%		$249,595,936

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.
(b)	Rate disclosed is the seven day yield as of September 30, 2008.
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
G.O.	General Obligation
Ins.	Insured
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PLC	Public Liability Co.
SPA	Standby Purchase Agreement

See Notes to Portfolio of Investments.

Huntington Tax-Free Money Market Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Principal Amount		Value
Municipal Bonds—91.6%
Alabama— 0.4%
$400,000	Birmingham, AL, Medical Clinic Board Revenue, (LOC - SunTrust Bank), 7.900%, 9/1/15 (a)	$400,000

Arizona— 1.1%
205,000	Chandler, AZ, Spectrum Improvement District, Special Assessment, 4.000%, 1/1/09	205,980
660,000	Cochise County, AZ, Unified School District No 68, G.O., (FSA Ins.), 2.625%, 7/1/09	661,567
215,000	Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, Series A, 4.000%, 7/1/09	218,698

		1,086,245

Arkansas— 0.2%
200,000	North Little Rock, AR, Health Facilities Board Revenue, Series B, (MBIA Ins.), 5.000%, 12/1/21 (a)	200,000

California— 6.3%
100,000	Azusa, CA, Unified School District, (FSA Ins. SPA - Dexia Credit Local), 8.450%, 6/1/21 (a)	100,000
2,500,000	California Health Facilities Financing Authority Revenue, Series D-RMKT, (FSA Ins. SPA - Dexia Credit Local), 8.000%, 11/15/36 (a)	2,500,000
1,500,000	California State Department Water Resources Supply Revenue, Subseries F-5, (LOC - Citibank N.A.), 6.250%, 5/1/22 (a)	1,500,000
2,000,000	Irvine, CA, Improvement Board Act 1915, Special Assessment, (LOC - State Street B&T Co.), 4.750%, 9/2/22 (a)	2,000,000

		6,100,000

Colorado— 3.2%
1,900,000	Colorado Health Facilities Authority Revenue, (FSA Ins.), 5.750%, 5/15/19	1,962,218
1,100,000	Colorado Springs, CO, Revenue, (SPA - JPMorgan Chase Bank), 6.250%, 6/1/29 (a)	1,100,000

		3,062,218

Delaware— 0.8%
800,000	Delaware State Economic Development Authority Revenue, Series C, (LOC - JPMorgan Chase Bank), 8.000%, 12/1/15 (a)	800,000

District of Columbia— 2.1%
2,000,000	District of Columbia, G.O., Series B-1, (AMBAC Ins.), 5.500%, 6/1/09	2,045,784

Florida— 21.1%
900,000	Broward County, FL, Educational Facilities Authority Revenue, (LOC - Bank of America N.A.), 7.900%, 4/1/20 (a)	900,000
100,000	Broward County, FL, Educational Facilities Authority Revenue, (LOC - Citibank N.A.), 8.000%, 11/1/31 (a)	100,000
Principal Amount		Value
Municipal Bonds (Continued)
Florida (Continued)
$500,000	Broward County, FL, Housing Finance Authority Revenue, (Freddie Mac Ins.), 8.150%, 12/1/29 (a)	$500,000
95,000	Charlotte County, FL, Utility Revenue, Series B, (FSA Ins.), 7.250%, 10/1/21 (a)	95,000
905,000	Collier County, FL, Educational Facilities Authority Revenue, (LOC - Fifth Third Bank), 8.000%, 4/1/28 (a)	905,000
1,125,000	Collier County, FL, Health Facilities Authority Revenue, (LOC - Wachovia Bank N.A.), 8.000%, 12/1/24 (a)	1,125,000
550,000	Duval County, FL, Housing Finance Authority Revenue, (LOC - U.S. Bank N.A.), 8.000%, 7/1/25 (a)	550,000
1,580,000	Florida Housing Finance Agency Revenue, Series B, (Fannie Mae Ins.), 8.100%, 8/1/11 (a)	1,580,000
1,000,000	Florida State Department Environmental Protection Preservation Revevnue, Series A, (FGIC Ins.), 5.750%, 7/1/09	1,027,749
830,000	Halifax Hospital Medical Center, FL, Health Care Facilities Revenue, (LOC - Bank of America N.A.), 8.050%, 12/1/13 (a)	830,000
3,000,000	Hillsborough County, FL, School Board, Series C, (MBIA Ins. LOC - Wachovia Bank N.A.), 7.150%, 7/1/30 (a)	3,000,000
600,000	Miami-Dade County, FL, Industrial Development Authority Revenue, (LOC - Bank of America N.A.), 7.250%, 6/1/22 (a)	600,000
400,000	Orange County, FL, Educational Facilities Authority Revenue, (LOC - Bank of America N.A.), 5.500%, 5/1/31 (a)	400,000
2,635,000	Orange County, FL, Health Facilities Authority Revenue, (LOC - SunTrust Bank), 5.500%, 10/1/15 (a)	2,635,000
200,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 8.400%, 5/1/25 (a)	200,000
1,050,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 8.400%, 3/1/30 (a)	1,050,000
700,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 7.540%, 11/1/36 (a)	700,000
500,000	Pinellas County, FL, Health Facility Authority Revenue, Series B-2, (FSA Ins.), 1.810%, 11/15/33 (a)	500,000
1,000,000	Pinellas County, FL, Sewer Revenue, (FSA Ins.), 5.000%, 10/1/08	1,000,000
800,000	University of North Florida, Foundation, Inc., Revenue, (LOC - Wachovia Bank N.A.), 6.250%, 5/1/28 (a)	800,000
Principal Amount		Value
Municipal Bonds (Continued)
Florida (Continued)
$1,000,000	University South Florida Research Foundation, Inc., Revenue, (LOC - Bank of America N.A.), 1.670%, 8/1/34 (a)	$1,000,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 8.150%, 1/15/32 (a)	1,100,000

		20,597,749

Georgia— 2.4%
220,000	Bibb County, GA, Development Authority Revenue, (LOC - Sun Trust Bank), 7.600%, 6/1/26 (a)	220,000
1,075,000	De Kalb County, GA, Hospital Authority Revenue, Series B, (FSA Ins.), 7.900%, 9/1/31 (a)	1,075,000
1,000,000	Gwinnett County, GA, Hospital Authority Revenue, Series C, (FSA Ins.), 8.050%, 7/1/42 (a)	1,000,000

		2,295,000

Illinois— 2.0%
905,000	Chicago, IL, Board of Education, G.O., Series B, (FSA Ins.), 7.250%, 3/1/32 (a)	905,000
100,000	Chicago, IL, Board of Education, G.O., Series C, (FSA Ins.), 7.250%, 3/1/32 (a)	100,000
105,000	Grundy Kendall & Will Counties, IL, Community High School District 111, G.O., Series B, (AMBAC Ins.), 10.000%, 5/1/26 (a)	105,000
500,000	Illinois Finance Authority Revenue, (LOC - Bank of America N.A.), 7.250%, 2/1/42 (a)	500,000
100,000	Illinois Health Facilities Authority Revenue, Series B, (FSA Ins.), 7.250%, 11/15/29 (a)	100,000
250,000	Peoria, IL, G.O., Series B, 3.625%, 1/1/09	251,238

		1,961,238

Indiana— 0.9%
915,000	Indiana State Educational Facilities Authority Revenue, Series E, (LOC - U.S. Bank N.A.), 8.000%, 10/1/24 (a)	915,000

Kentucky— 1.6%
500,000	Kentucky Turnpike Authority Revenue, (AMBAC Ins.), 5.500%, 7/1/09	513,491
Principal Amount		Value
Municipal Bonds (Continued)
Kentucky (Continued)
$1,000,000	Russell, KY, Revenue, Series B, (FSA Ins.), 8.050%, 11/1/26 (a)	$1,000,000

		1,513,491

Massachusetts— 2.6%
2,500,000	Massachusetts Health & Educational Facilities Authority Revenue, (SPA - Bank of America N.A.), 4.400%, 12/1/37 (a)	2,500,000

Michigan— 1.0%
1,000,000	Royal Oak, MI, Hospital Finance Authority Revenue, Series U, (AMBAC Ins. SPA - Morgan Stanley Bank), 9.000%, 1/1/20 (a)	1,000,000

New Hampshire— 4.2%
1,000,000	New Hampshire Health & Education Facilities Authority Revenue, Series A-RMKT, (SPA - JPMorgan Chase Bank), 4.750%, 7/1/35 (a)	1,000,000
1,100,000	New Hampshire Health & Education Facilities Authority Revenue, Series B, (SPA - JPMorgan Chase Bank), 4.350%, 6/1/41 (a)	1,100,000
2,000,000	New Hampshire Health & Education Facilities Authority Revenue, Series B-RMKT, (SPA - JPMorgan Chase Bank), 4.750%, 7/1/33 (a)	2,000,000

		4,100,000

New York— 2.6%
1,000,000	New York City Transitional Finance Authority Revenue, Subseries B-3, (SPA - JPMorgan Chase Bank), 7.750%, 11/1/28 (a)	1,000,000
1,500,000	Patchogue- Medford, NY, Union Free School District, (State Aid Withholding), 3.750%, 6/24/09	1,516,040

		2,516,040

North Carolina— 2.4%
1,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series E, (FSA Ins.), 7.650%, 1/15/44 (a)	1,000,000
350,000	New Hanover County, NC, Hospital Revenue, Series A-1, (FSA Ins. SPA - Wachovia Bank N.A.), 8.500%, 10/1/23 (a)	350,000
495,000	New Hanover County, NC, Hospital Revenue, Series B-1, (FSA Ins.), 8.500%, 10/1/26 (a)	495,000
500,000	North Carolina Capital Facilities Finance Agency Revenue, (LOC - Wachovia Bank N.A.), 7.250%, 5/1/27 (a)	500,000

		2,345,000

Ohio— 14.4%
1,400,000	Allen County, OH, Hospital Facilities Revenue, Series B, (LOC - JPMorgan Chase Bank), 4.250%, 10/1/31 (a)	1,400,000
2,000,000	Barberton, OH, City School District, G.O., (SD Credit Program), 2.600%, 11/4/08	2,001,096
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$200,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 8.000%, 3/1/34 (a)	$200,000
100,000	Franklin County, OH, Hospital Facilities Revenue, (AMBAC Ins.), 8.150%, 5/1/41 (a)	100,000
650,000	Hamilton County, OH, Sewer Systems Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/08	653,312
760,000	Lake County, OH, G.O., 2.500%, 7/16/09	763,530
400,000	Miamisburg, OH, G.O., 3.250%, 7/15/09	402,611
235,000	Norwalk, OH, Refunding, G.O., 5.550%, 4/1/09	235,950
3,500,000	Ohio State Higher Educational Facility Commission Revenue, (SPA - Bank One Illinois N.A.), 4.500%, 8/1/33 (a)	3,500,000
330,000	Ohio State University General Receipts Revenue, (Various), (FSA Ins.), 8.500%, 12/1/26 (a)	330,000
1,000,000	Oregan, OH, G.O., 2.500%, 9/9/09	1,007,386
400,000	Scioto County, OH, Hospital Revenue, Series C, (AMBAC Ins.), 10.000%, 12/1/25 (a)	400,000
200,000	Scioto County, OH, Hospital Revenue, Series G, (AMBAC Ins. SPA - JPMorgan Chase Bank), 10.000%, 12/1/25 (a)	200,000
2,500,000	Union Township, OH, Tax Increment Revenue, 3.000%, 9/15/09	2,523,426
300,000	University of Akron, OH, General Receipts Revenue, Series C-1, (Assured Guaranty SPA - Dexia Credit Local), 6.750%, 1/1/29 (a)	300,000

		14,017,311

Oklahoma— 1.0%
1,000,000	Tulsa, OK, Industrial Authority Revenue, Series B, (MBIA Ins. SPA - Dexia Public Finance Bank), 10.000%, 10/1/31 (a)	1,000,000

Pennsylvania— 4.9%
1,200,000	Dauphin County, PA, General Authority Revenue, Subseries S-RMKT, (FSA Ins.), 8.750%, 6/1/26 (a)	1,200,000
1,000,000	Lancaster County, PA, G.O., Series B, (FSA Ins.), 8.050%, 11/1/16 (a)	1,000,000
1,265,000	Manheim Township, PA, School District, G.O., (FSA State Aid Withholding SPA - Royal Bank of Cananda), 8.250%, 5/1/23 (a)	1,265,000
250,000	Nazareth, PA, Area School District, G.O., (FSA State Aid Withholding), 3.000%, 11/15/08	250,288
Principal Amount		Value
Municipal Bonds (Continued)
Pennsylvania (Continued)
$1,100,000	West Cornwall Township, PA, Municipal Authority Revenue, Series A, (FSA Ins. SPA - Dexia Credit Local), 8.500%, 3/15/28 (a)	$1,100,000

		4,815,288

South Carolina— 3.1%
3,000,000	Dorchester County School District No 2, G.O., (SCSDE), 3.000%, 3/16/09	3,018,417

Tennessee— 1.7%
1,625,000	Jackson, TN, Health Educational & Housing Facilities Board Multifamily Revenue, (Fannie Mae Ins.), 8.150%, 5/15/31 (a)	1,625,000

Texas— 3.0%
900,000	Katy, TX, Independent School District, G.O., (PSF-GTD), 8.000%, 8/15/33 (a)	900,000
930,000	Travis County, TX, Housing Finance Corp. Multifamily Housing Revenue, (Fannie Mae Ins.), 8.150%, 12/15/29 (a)	930,000
1,110,000	Travis County, TX, Housing Finance Corp. Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 8.150%, 2/15/34 (a)	1,110,000

		2,940,000

Virginia— 3.0%
2,500,000	Chesterfield County, VA, Economic Development Authority Revenue, Series C-1, (FSA Ins. SPA - Dexia Credit Local), 8.050%, 11/1/42 (a)	2,500,000
450,000	Chesterfield County, VA, Economic Development Authority Revenue, Series C-2, (Assured Guaranty SPA - Dexia Credit Local), 7.950%, 11/1/42 (a)	450,000

		2,950,000

Washington— 1.5%
300,000	King County, WA, School District No 210 Federal Way, G.O., (School Board Guaranty), 4.000%, 12/1/08	300,913
930,000	Seattle, WA, Municipal Light & Power Revenue, (LOC - JPMorgan Chase Bank), 7.000%, 6/1/21 (a)	930,000
250,000	Washington State, Series R-C, (MBIA Ins.), 4.000%, 1/1/09	251,145

		1,482,058

West Virginia— 2.3%
125,000	Keyser, WV, Industrial Revenue, (LOC - PNC Bank N.A.), 8.250%, 7/1/14 (a)	125,000
150,000	West Virginia Economic Development Authority Revenue, Series A, (SPA - PNC Bank N.A.), 8.250%, 7/1/17 (a)	150,000
500,000	West Virginia State Hospital Finance Authority Revenue, Seies D, (AMBAC Ins), 5.500%, 12/1/25 (a)	500,000
Principal Amount or Shares		Value
Municipal Bonds (Continued)
West Virginia (Continued)
$1,000,000	West Virginia State Hospital Finance Authority Revenue, Series E, (AMBAC Ins.), 5.500%, 12/1/25 (a)	$1,000,000
495,000	West Virginia State Hospital Finance Authority Revenue, Series F, (AMBAC Ins.), 5.500%, 12/1/25 (a)	495,000

		2,270,000

Wisconsin— 1.8%
200,000	Kronenwetter, WI, G.O., (Assured Guaranty), 3.500%, 3/1/09	201,225
1,575,000	Lake Geneva Genoa City, WI, Unified High School District, G.O., 3.610%, 10/30/08	1,575,071

		1,776,296

Total Municipal Bonds (Cost $89,332,135)		89,332,135

Commercial Papers—3.1%
Maryland— 3.1%
3,000,000	John Hopkins University, (Bank of America N.A.), 1.550%, 11/3/08	3,000,000

Total Commercial Papers (Cost $3,000,000)		3,000,000

Cash Equivalents—5.1%
4,203,800	Fidelity Institutional Tax-Exempt Portfolio, 4.910% (b)	4,203,800
800,000	Merrill Lynch Institutional Tax-Exempt Fund, 5.130% (b)	800,000

Total Cash Equivalents (Cost $5,003,800)		5,003,800

Total Investments (Cost $97,335,935) — 99.8%		97,335,935

Other Assets in Excess of Liabilities — 0.2%		215,852

Net Assets — 100.0%		$97,551,787

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.
(b)	Rate disclosed is the seven day yield as of September 30, 2008.
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
G.O.	General Obligation
Ins.	Insured
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PSF-GTD	Public School Fund Guaranteed
SCSDE	South Carolina School Discount Enhancement
SPA	Standby Purchase Agreement

See Notes to Portfolio of Investments.

Huntington U.S. Treasury Money Market Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Principal Amount		Value
U.S. Treasury Obligations—64.0%
U.S. Treasury Bills –— 60.4%(a)
$25,000,000	1.674%, 10/2/08	$24,998,840
50,000,000	1.527%, 10/9/08	49,993,111
40,000,000	1.685%, 10/16/08	39,983,500
90,000,000	1.632%, 10/23/08	89,975,745
88,000,000	1.648%, 10/30/08	87,949,783
20,000,000	1.637%, 11/6/08	19,967,400
20,000,000	2.000%, 11/13/08	19,952,676
15,000,000	1.631%, 11/20/08	14,966,213
30,000,000	2.253%, 11/28/08	29,892,217
40,000,000	1.486%, 12/4/08	39,927,556
15,000,000	2.071%, 12/11/08	14,939,354
20,000,000	1.834%, 12/18/08	19,921,133
20,000,000	1.720%, 12/26/08	19,918,300
35,000,000	0.100%, 1/29/09	34,988,333
Principal Amount or Shares		Value
U.S. Treasury Obligations (Continued)

		507,374,161

U.S. Treasury Strips —3.6%
$30,000,000	0.148%(a), 11/15/08	$29,993,136

Total U.S. Treasury Obligations (Cost $537,367,297)		537,367,297

Cash Equivalent—4.2%
35,000,000	Federated Treasury Obligations Fund, 1.020% (b)	35,000,000

Total Cash Equivalents (Cost $35,000,000)		35,000,000

Repurchase Agreements—31.9%
60,000,000	Credit Suisse First Boston, 0.400%, dated 9/29/08, due 10/6/08, repurchase price $60,004,667 (Fully collateralized by Treasury Inflation Protected securities, 2.375%, 1/15/25)	60,000,000
40,000,000	Goldman Sachs Group, Inc., 0.050%, dated 9/30/08, due 10/3/08, repurchase price $40,000,167 (Fully collateralized by U.S. Treasury Bonds, 5.375%, 2/15/31)	40,000,000
60,000,000	JPMorgan Chase & Co., 0.150%, dated 9/26/08, due 10/1/08, repurchase price $60,001,250 (Fully collateralized by U.S. Treasury Bonds, 7.25%, 8/15/22)	60,000,000
20,000,000	Merrill Lynch, 0.150%, dated 9/30/08, due 10/2/08, repurchase price $20,000,167 (Fully collateralized by U.S. Treasury Bonds, 6.25%, 8/15/23)	20,000,000
40,000,000	Merrill Lynch, 0.250%, dated 9/29/08, due 10/2/08, repurchase price $40,000,833 (Fully collateralized by Treasury Inflation Protected securities, 0.875%, 4/15/10)	40,000,000
48,072,300	Morgan Stanley Dean Witter & Co., 0.250%, dated 9/30/08, due 10/1/08, repurchase price $40,072,474 (Fully collateralized by Treasury Inflation Protected securities, 3.375%, 4/15/28)	48,072,300

Total Repurchase Agreements (Cost $268,072,300)		268,072,300

Total Investments (Cost $840,439,597) — 100.1%		840,439,597

Liabilities in Excess of Other Assets — (0.1)%		(876,689)

Net Assets — 100.0%		$839,562,908

(a)	Rate represents the effective yield at purchase.
(b)	Rate disclosed is the seven day yield as of September 30, 2008.

See Notes to Portfolio of Investments.

Huntington Dividend Capture Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—70.8%
Consumer Discretionary— 4.5%
34,000	CBS Corp., Class B	$495,720
25,300	Snap-on, Inc.	1,332,298
21,000	Sonoco Products Co.	623,280
9,500	The Stanley Works	396,530
35,000	The Walt Disney Co. (a)	1,074,150

		3,921,978

Consumer Staples— 5.6%
33,000	Archer-Daniels-Midland Co.	723,030
13,000	General Mills, Inc.	893,360
17,500	Molson Coors Brewing Co., Class B	818,125
25,000	Reynolds American, Inc.	1,215,500
57,500	SUPERVALU, Inc.	1,247,750

		4,897,765

Energy— 2.2%
10,500	Chevron Texaco Corp.	866,040
8,000	ConocoPhillips	586,000
8,500	Eni SpA ADR	450,075

		1,902,115

Financials— 15.3%
29,000	ACE Ltd.	1,569,770
68,000	American Capital Ltd. (a)	1,734,680
30,500	Bank of America Corp.	1,067,500
10,000	Chubb Corp.	549,000
23,000	Hartford Financial Services Group, Inc.	942,770
39,000	JPMorgan Chase & Co.	1,821,300
15,000	M&T Bank Corp. (a)	1,338,750
7,000	Prudential Financial, Inc.	504,000
48,000	Regions Financial Corp.	460,800
8,000	State Street Corp.	455,040
22,000	The Travelers Cos., Inc.	994,400
52,000	Wells Fargo & Co. (a)	1,951,560

		13,389,570

Health Care— 5.7%
23,000	AstraZeneca PLC ADR	1,009,240
13,500	Johnson & Johnson	935,280
31,000	Merck & Co., Inc.	978,360
61,500	Pfizer, Inc.	1,134,060
26,500	Wyeth	978,910

		5,035,850

Industrials— 9.5%
9,000	Caterpillar, Inc.	536,400
21,000	Cooper Industries Ltd., Class A	838,950
11,500	Eastman Chemical Co.	629,625
18,500	Eaton Corp.	1,039,330
10,000	Emerson Electric Co.	407,900
12,000	Illinois Tool Works, Inc.	533,400
10,500	Lockheed Martin Corp.	1,151,535
51,500	R.R. Donnelley & Sons Co.	1,263,295
20,500	Raytheon Co.	1,096,955
25,000	Waste Management, Inc.	787,250

		8,284,640

Materials— 0.6%
12,500	Lubrizol Corp.	539,250

Real Estate Investment Trusts— 18.6%
23,201	Apartment Investment & Management Co.	812,499
35,000	Brandywine Realty Trust (a)	561,050
62,000	Cedar Shopping Centers, Inc.	819,640
18,000	Entertainment Properties Trust	984,960
Shares		Value
Common Stocks (Continued)
Real Estate Investment Trusts (Continued)
24,000	Equity Residential	$1,065,840
33,500	First Industrial Realty Trust, Inc. (a)	960,780
24,000	HCP, Inc.	963,120
21,000	Highwoods Properties, Inc.	746,760
33,000	Hospitality Properties Trust	677,160
51,000	Host Hotels & Resorts, Inc.	677,790
33,000	Lexington Realty Trust (a)	568,260
32,000	Liberty Property Trust	1,204,800
19,000	Mack-Cali Realty Corp.	643,530
13,500	Mid-America Apartment Communities, Inc.	663,390
45,000	National Retail Properties, Inc. (a)	1,077,750
19,000	Nationwide Health Properties, Inc.	683,620
15,000	ProLogis Trust	619,050
14,000	Simon Property Group, Inc.	1,358,000
32,000	Weingarten Realty Investors (a)	1,141,440

		16,229,439

Technology— 3.0%
3,500	Accenture Ltd., Class A	133,000
22,000	Hewlett-Packard Co.	1,017,280
6,500	International Business Machines Corp. (a)	760,240
74,874	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	701,573

		2,612,093

Telecommunications— 2.7%
29,500	AT&T, Inc.	823,640
25,500	Embarq Corp.	1,034,025
15,000	Verizon Communications, Inc.	481,350

		2,339,015

Utilities— 3.1%
13,500	Consolidated Edison, Inc. (a)	579,960
77,500	Duke Energy Corp.	1,350,825
38,000	Xcel Energy, Inc.	759,620

		2,690,405

Total Common Stocks (Cost $69,490,611)		61,842,120

Preferred Stocks—27.0%
Consumer Discretionary— 1.8%
80,000	Comcast Corp., 7.000%	1,556,000

		1,556,000

Financials— 19.5%
115,000	ABN AMRO Capital Funding Trust V, 5.900%	1,030,400
60,000	American International Group, Series A-4, 6.450%	289,800
40,000	ASBC Capital I, 7.625%	719,600
45,000	BAC Capital Trust XII, 6.875% (a)	864,000
40,000	Barclays Bank PLC, Series 2, 6.625%	596,000
20,000	Citigroup Capital Trust VIII, 6.950%	334,800
20,000	Fleet Capital Trust VIII, 7.200%	358,000
5,000	Goldman Sachs Group, Inc., Series B, 6.200%	101,150
40,000	HSBC Holdings PLC, Series A, 6.200%	686,000
95,000	ING Groep NV, 6.125%	1,140,000
40,000	JPMorgan Chase & Co., Series X, 7.000% (a)	920,000
75,000	KeyCorp Capital VIII, 7.000% (a)	648,750
Financials (Continued)
Shares		Value
Preferred Stocks (Continued)
70,000	Merrill Lynch & Co. Capital Trust V, 7.280%	$1,029,000
36,154	MetLife, Inc., Series B, 6.500%	561,110
70,000	Morgan Stanley Capital Trust, 6.600%	829,500
40,000	National City Capital Trust II, 6.625%	236,000
42,386	PLC Capital Trust IV, 7.250%	576,449
20,000	Prudential Financial, Inc., 9.000%	453,000
39,721	Prudential PLC, 6.500%	428,987
82,000	RenaissanceRe Holdings Ltd., Series B, 7.300%	1,250,500
30,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	373,500
70,000	Royal Bank of Scotland Group PLC, Series N, 6.350%	675,500
70,000	SLM Corp., 6.000%	727,300
12,308	SunTrust Capital IX, 7.875%	216,375
80,000	The Bank of New York Mellon Corp. Capital V, 7.800%	1,454,400
30,000	Wells Fargo Capital Trust VIII, 5.850%	544,500

		17,044,621

Real Estate Investment Trusts— 3.0%
25,000	Duke Realty Corp., Series O, 8.375%	462,250
5,000	ProLogis Trust, Series F, 6.750%	92,000
130,000	Public Storage, Series F, 6.450%	2,072,200

		2,626,450

Utilities— 2.7%
59,000	BGE Capital Trust II, 6.200%	1,047,250
30,000	FPL Group Capital, Inc., Series A, 6.600%	628,200
30,000	Xcel Energy, Inc., 7.600%	702,000

		2,377,450

Total Preferred Stocks (Cost $40,243,014)		23,604,521

Mutual Fund—1.3%
Exchange Traded Funds— 1.3%
55,000	AMEX Technology SPDR (a)	1,081,850

Total Mutual Funds (Cost $914,245)		1,081,850

Cash Equivalents—0.5%
442,240	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	442,240

Total Cash Equivalents (Cost $442,240)		442,240

Short-Term Securities Held As Collateral For Securities Lending—13.5%
	Pool of various securities for the Huntington Funds	11,824,548

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $11,824,548)		11,824,548

Total Investments (Cost $122,914,658) — 113.1%		98,795,279

Liabilities in Excess of Other Assets — (13.1)%		(11,454,942)

Net Assets — 100.0%		$87,340,337

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2008.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Growth Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—95.4%
Consumer Discretionary— 9.1%
100,000	Lowe's Cos., Inc.	$2,369,000
83,800	McDonald's Corp.	5,170,460
71,400	Nike, Inc., Class B (a)	4,776,660
60,000	The McGraw-Hill Cos., Inc.	1,896,600
66,000	The TJX Cos., Inc. (a)	2,014,320

		16,227,040

Consumer Staples— 14.5%
50,000	Avon Products, Inc.	2,078,500
31,500	Colgate-Palmolive Co.	2,373,525
46,000	Costco Wholesale Corp.	2,986,780
75,200	CVS Caremark Corp.	2,531,232
31,800	General Mills, Inc.	2,185,296
64,000	Molson Coors Brewing Co., Class B	2,992,000
36,000	Procter & Gamble Co.	2,508,840
101,000	The Kroger Co. (a)	2,775,480
53,000	Wal-Mart Stores, Inc.	3,174,170
66,000	Yum! Brands, Inc.	2,152,260

		25,758,083

Energy— 15.1%
68,000	Anadarko Petroleum Corp.	3,298,680
40,000	Devon Energy Corp.	3,648,000
40,565	Exxon Mobil Corp.	3,150,278
4,700	First Solar, Inc. *	887,877
64,300	Halliburton Co.	2,082,677
36,000	Murphy Oil Corp.	2,309,040
33,000	Noble Energy, Inc.	1,834,470
86,380	Occidental Petroleum Corp.	6,085,471
78,000	Spectra Energy Corp.	1,856,400
16,430	Transocean, Inc. *(a)	1,804,671

		26,957,564

Financials— 5.5%
37,000	Aflac, Inc. (a)	2,173,750
20,000	BlackRock, Inc.	3,890,000
30,000	Franklin Resources, Inc.	2,643,900
6,300	MasterCard, Inc., Class A	1,117,179

		9,824,829

Health Care— 16.9%
50,000	Abbott Laboratories	2,879,000
25,000	Alcon, Inc.	4,037,750
90,000	Baxter International, Inc.	5,906,700
22,000	C.R. Bard, Inc.	2,087,140
34,900	Celgene Corp. *	2,208,472
32,000	Express Scripts, Inc. *	2,362,240
95,000	Gilead Sciences, Inc. *	4,330,100
58,800	Teva Pharmaceutical Industries Ltd. ADR	2,692,452
66,230	Thermo Fisher Scientific, Inc. *(a)	3,642,650

		30,146,504

Industrials— 6.4%
35,700	Lockheed Martin Corp.	3,915,219
30,200	Tidewater, Inc.	1,671,872
40,000	Union Pacific Corp.	2,846,400
34,000	W.W. Grainger, Inc.	2,956,980

		11,390,471

Materials— 2.6%
18,000	Monsanto Co.	1,781,640
38,990	Praxair, Inc.	2,797,143

		4,578,783

Real Estate Investment Trusts— 1.5%
30,000	Vornado Realty Trust	2,728,500
Shares		Value
Common Stocks (Continued)
Real Estate Investment Trusts (Continued)

Technology— 22.4%
54,000	Accenture Ltd., Class A	$2,052,000
44,000	Amphenol Corp., Class A	1,766,160
28,600	Apple Computer, Inc. *	3,250,676
150,000	Corning, Inc.	2,346,000
53,600	FLIR Systems, Inc. *	2,059,312
28,000	Genzyme Corp. *	2,264,920
4,300	Google, Inc., Class A *	1,722,236
43,000	Harris Corp.	1,986,600
76,747	Hewlett-Packard Co.	3,548,781
46,000	International Business Machines Corp.	5,380,160
56,000	McAfee, Inc. *	1,901,760
116,025	Microsoft Corp.	3,096,707
300,000	Oracle Corp. *	6,093,000
34,800	Research In Motion Ltd. *	2,376,840

		39,845,152

Transportation— 1.4%
26,000	Burlington Northern Santa Fe Corp.	2,403,180

Total Common Stocks (Cost $152,338,485)		169,860,106

Cash Equivalents—4.7%
8,430,461	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	8,430,461

Total Cash Equivalents (Cost $8,430,461)		8,430,461

Short-Term Securities Held As Collateral For Securities Lending—6.9%
	Pool of various securities for the Huntington Funds	12,377,849

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $12,377,849)		12,377,849

Total Investments (Cost $173,146,795) — 107.0%		190,668,416

Liabilities in Excess of Other Assets — (7.0)%		(12,534,999)

Net Assets — 100.0%		$178,133,417

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2008.
*	Non-income producing security.
ADR	American Depositary Receipt
See Notes to Portfolio of Investments.

Huntington Income Equity Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—99.4%
Consumer Discretionary— 6.1%
99,800	CBS Corp., Class B	$1,455,084
69,100	The Gap, Inc.	1,228,598
100,300	Time Warner, Inc. (a)	1,314,933
41,500	Tyco International Ltd.	1,453,330
26,800	Whirlpool Corp. (a)	2,124,972

		7,576,917

Consumer Staples— 10.9%
87,700	Archer-Daniels-Midland Co.	1,921,507
90,000	ConAgra Foods, Inc.	1,751,400
46,300	General Mills, Inc.	3,181,736
35,800	Molson Coors Brewing Co., Class B	1,673,650
105,800	SUPERVALU, Inc.	2,295,860
43,900	Wal-Mart Stores, Inc.	2,629,171

		13,453,324

Energy— 5.9%
24,100	Chevron Texaco Corp.	1,987,768
24,700	ConocoPhillips	1,809,275
19,000	Occidental Petroleum Corp.	1,338,550
50,000	Progress Energy, Inc. (a)	2,156,500

		7,292,093

Financials— 21.8%
155,000	AEGON NV	1,360,900
89,000	Banco Santander SA ADR	1,336,780
71,500	BB&T Corp. (a)	2,702,700
44,900	Chubb Corp.	2,465,010
29,700	Hartford Financial Services Group, Inc.	1,217,403
49,500	ING Groep NV ADR	1,059,300
62,100	JPMorgan Chase & Co.	2,900,070
190,000	Regions Financial Corp. (a)	1,824,000
44,100	SunTrust Banks, Inc. (a)	1,984,059
58,000	The Bank of New York Mellon Corp.	1,889,640
62,700	The Travelers Cos., Inc.	2,834,040
74,800	U.S. Bancorp (a)	2,694,296
70,000	Wells Fargo & Co. (a)	2,627,100

		26,895,298

Health Care— 10.9%
29,300	Abbott Laboratories	1,687,094
36,300	Covidien Ltd.	1,951,488
39,000	Eli Lilly & Co.	1,717,170
34,700	Johnson & Johnson	2,404,016
145,800	Pfizer, Inc.	2,688,552
37,600	Sanofi-Aventis ADR	1,235,912
49,800	Wyeth	1,839,612

		13,523,844

Industrials— 18.1%
37,800	Autoliv, Inc.	1,275,750
31,200	Caterpillar, Inc.	1,859,520
53,200	Dover Corp.	2,157,260
25,800	Eastman Chemical Co.	1,412,550
30,000	Eaton Corp.	1,685,400
20,900	General Dynamics Corp.	1,538,658
78,000	Ingersoll Rand Co.	2,431,260
29,800	L-3 Communications Holdings, Inc.	2,929,936
39,000	Parker Hannifin Corp.	2,067,000
63,800	R.R. Donnelley & Sons Co.	1,565,014
15,800	Toyota Motor Corp. ADR	1,355,640
35,000	United Technologies Corp.	2,102,100

		22,380,088
Materials— 2.6%
Shares		Value
Common Stocks (Continued)
Materials (Continued)
38,100	Du Pont (E.I.) de Nemours & Co.	$1,535,430
53,600	The Dow Chemical Co.	1,703,408

		3,238,838

Real Estate Investment Trusts— 5.8%
40,000	HCP, Inc.	1,605,200
32,600	Health Care REIT, Inc.	1,735,298
71,300	Hospitality Properties Trust	1,463,076
68,400	Mack-Cali Realty Corp.	2,316,708

		7,120,282

Technology— 8.2%
48,300	Hewlett-Packard Co.	2,233,392
24,400	International Business Machines Corp.	2,853,824
61,400	Microsoft Corp.	1,638,766
52,900	Nokia Oyj ADR	986,585
87,200	Tyco Electronics Ltd.	2,411,952

		10,124,519

Telecommunications— 5.2%
53,000	AT&T, Inc.	1,479,760
37,000	BCE, Inc. ADR	1,284,270
137,700	Deutsche Telecom AG ADR	2,097,171
145,000	Windstream Corp.	1,586,300

		6,447,501

Utilities— 3.9%
52,800	DTE Energy Co.	2,109,360
80,600	Duke Energy Corp.	1,404,858
92,200	NiSource, Inc.	1,360,872

		4,875,090

Total Common Stocks (Cost $129,620,543)		122,927,794

Cash Equivalents—0.6%
815,310	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	815,310

Total Cash Equivalents (Cost $815,310)		815,310

Short-Term Securities Held As Collateral For Securities Lending—12.0%
	Pool of various securities for the Huntington Funds	14,800,624

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $14,800,624)		14,800,624

Total Investments (Cost $145,236,477) — 112.0%		138,543,728

Liabilities in Excess of Other Assets — (12.0)%		(14,840,960)

Net Assets — 100.0%		$123,702,768

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Rate disclosed is the seven day yield as of September 30, 2008.
(c)	Investment in affiliate.
ADR	American Depositary Receipt

See Notes to Portfolio of Investments.

Huntington International Equity Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—84.2%
Canada— 1.6%
Energy— 1.6%
70,000	EnCana Corp.	$4,601,100

Finland— 1.6%
Technology— 1.6%
245,000	Nokia Oyj	4,566,810

France— 9.6%
Consumer Discretionary— 1.7%
156,000	Vivendi	4,881,015

Energy— 2.2%
103,140	Total SA	6,221,636

Financials— 3.1%
263,900	AXA ADR	8,618,974

Materials— 1.2%
31,000	Lafarge SA	3,270,673

Utilities— 1.4%
76,172	GDF Suez	3,985,171

		26,977,469

Germany— 5.2%
Health Care— 1.4%
96,300	Stada Arzneimittel AG	3,922,269

Technology— 2.0%
104,400	SAP AG ADR	5,600,805

Utilities— 1.8%
100,000	E.ON AG ADR	5,042,700

		14,565,774

Ireland— 3.1%
Consumer Staples— 1.1%
103,300	Kerry Group PLC	3,026,228

Financials— 2.0%
138,000	Allied Irish Banks PLC ADR	2,268,720
610,000	Anglo Irish Bank Corp. PLC	3,420,602

		5,689,322

		8,715,550

Italy— 2.1%
Energy— 1.4%
130,000	Saipem SpA	3,845,597

Industrials— 0.7%
96,000	Finmeccanica SpA	2,064,401

		5,909,998

Japan— 18.8%
Consumer Discretionary— 4.2%
152,000	Honda Motor Co. Ltd.	4,515,098
222,000	Matsushita Electric Industrial Co. Ltd.	3,853,373
330,000	Sharp Corp.	3,562,385

		11,930,856

Consumer Staples— 3.1%
113,600	Unicharm Corp.	8,715,301

Financials— 2.7%
874,500	Mitsubishi UFJ Financial Group, Inc. ADR	7,643,130

Health Care— 1.9%
136,000	Eisai Co. Ltd.	5,287,335

Industrials— 2.6%
48,000	FANUC Ltd.	3,621,090
223,000	KOMATSU Ltd.	3,610,175

		7,231,265

Shares		Value
Common Stocks (Continued)
Japan (Continued)
Technology— 4.3%
148,500	Canon, Inc.	$5,552,764
16,150	Nintendo Co. Ltd.	6,723,951

		12,276,715

		53,084,602

Mexico— 1.5%
Materials— 1.5%
240,003	Cemex S.A.B. de C.V. ADR *	4,132,852

Netherlands— 4.8%
Consumer Discretionary— 1.8%
191,000	Koninklijke (Royal) Phillips Electronics NV	5,204,750

Financials— 1.4%
147,012	ING Groep NV	3,197,519
30,000	ING Groep NV ADR	642,000

		3,839,519

Industrials— 1.6%
165,800	TNT NV ADR	4,636,472

		13,680,741

Netherlands Antilles— 2.2%
Energy— 2.2%
79,000	Schlumberger Ltd.	6,169,110

Norway— 1.2%
Telecommunications— 1.2%
271,000	Telenor ASA	3,333,307

Singapore— 4.1%
Industrials— 2.0%
996,000	Keppel Corp. Ltd.	5,531,792

Telecommunications— 2.1%
2,575,930	Singapore Telecommunications Ltd.	5,896,927

		11,428,719

Spain— 4.3%
Financials— 2.2%
384,700	Banco Bilbao Vizcaya Argentaria SA ADR	6,220,599

Telecommunications— 2.1%
249,384	Telefonica SA	5,960,766

		12,181,365

Sweden— 1.8%
Industrials— 1.8%
471,500	Sandvik AB	5,006,474

Switzerland— 4.9%
Health Care— 3.0%
123,900	Novartis AG	6,482,366
12,000	Roche Holding AG	1,871,143

		8,353,509

Materials— 1.9%
128,100	Syngenta AG ADR	5,421,192

		13,774,701

United Kingdom— 16.8%
Consumer Discretionary— 2.3%
617,000	Pearson PLC	6,666,963

Consumer Staples— 4.7%
354,816	Cadbury PLC	3,572,367
520,000	Tate & Lyle PLC	3,566,357
872,284	Tesco PLC ADR	6,065,365

		13,204,089

Principal Amount or Shares		Value
Common Stocks (Continued)
United Kingdom (Continued)
Energy— 2.2%
338,000	BG Group PLC ADR	$6,123,318

Financials— 2.1%
240,000	Standard Chartered PLC	5,828,802

Health Care— 1.8%
117,850	GlaxoSmithKline PLC ADR	5,121,761

Industrials— 1.8%
858,000	Rolls-Royce Group PLC	5,150,629

Utilities— 1.9%
212,100	Scottish & Southern Energy PLC	5,391,051

		47,486,613

United States— 0.6%
Consumer Staples— 0.6%
66,528	Dr. Pepper Snapple Group, Inc. *	1,761,661

Total Common Stocks (Cost $235,578,360)		237,376,846

Mutual Funds—3.1%
Exchange Traded Funds— 3.1%
165,000	iShares MSCI Hong Kong Index Fund	2,179,650
275,000	iShares MSCI Malaysia Index Fund	2,381,500
235,000	iShares MSCI Taiwan Index Fund	2,530,950
88,200	Morgan Stanley India Fund	1,755,180

Total Mutual Funds (Cost $11,944,582)		8,847,280

Foreign Government Obligations—1.7%
Canada— 1.7%
5,000,000	Canadian Treasury Bills, 1.500%, 12/24/08 CAD (a)	4,683,091

Total Foreign Government Obligations (Cost $4,776,001)		4,683,091

Repurchase Agreements—5.6%
15,740,000	State Street Bank, 0.050%, dated 9/30/08, due 10/1/08, repurchase price $15,740,022 (Fully collateralized by U.S. Treasury securities)	15,740,000

Total Repurchase Agreements (Cost $15,740,000)		15,740,000

Total Investments (Cost $268,038,943) — 94.6%		266,647,217

Other Assets in Excess of Liabilities — 5.4%		15,084,882

Net Assets — 100.0%		$281,732,099

(a)	Rate represents the effective yield at purchase.
*	Non-income producing security.
ADR	American Depositary Receipt
CAD	Canadian Issuer
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Macro 100 Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—100.3%
Consumer Discretionary— 12.7%
2,700	Apollo Group, Inc., Class A *	$160,110
1,000	AutoZone, Inc. *	123,340
9,000	eBay, Inc. *	201,420
3,000	Ecolab, Inc.	145,560
4,900	Family Dollar Stores, Inc.	116,130
2,500	Fortune Brands, Inc.	143,400
3,200	Hasbro, Inc.	111,104
5,100	International Game Technology	87,618
6,100	Johnson Controls, Inc.	185,013
6,000	Leggett & Platt, Inc.	130,740
6,300	Liz Claiborne, Inc.	103,509
3,400	Meredith Corp.	95,370
3,800	Omnicom Group, Inc.	146,528
7,200	Staples, Inc.	162,000
4,200	The Gap, Inc.	74,676
3,600	The Hershey Co.	142,344
4,900	The TJX Cos., Inc.	149,548
3,800	United Parcel Service, Inc., Class B	238,982
2,400	UST, Inc.	159,696

		2,677,088

Consumer Staples— 13.4%
4,800	Avon Products, Inc.	199,536
4,100	Colgate-Palmolive Co.	308,935
5,100	Constellation Brands, Inc. *	109,446
8,200	Kellogg Co.	460,020
3,200	McCormick & Co., Inc.	123,040
17,100	Procter & Gamble Co.	1,191,699
4,000	SUPERVALU, Inc.	86,800
6,200	Sysco Corp.	191,146
2,400	The Clorox Co.	150,456

		2,821,078

Energy— 11.0%
2,500	Apache Corp.	260,700
6,400	BJ Services Co.	122,432
4,000	Chesapeake Energy Corp.	143,440
3,200	Devon Energy Corp.	291,840
1,900	ENSCO International, Inc.	109,497
1,800	Entergy Corp.	160,218
2,100	EOG Resources, Inc.	187,866
2,100	Integrys Energy Group, Inc.	104,874
3,400	Nabors Industries Ltd. *	84,728
3,300	Pinnacle West Capital Corp.	113,553
3,800	PPL Corp.	140,676
3,600	Progress Energy, Inc.	155,268
2,200	Range Resources Corp.	94,314
2,500	Rowan Cos., Inc.	76,375
1,000	Schlumberger Ltd.	78,090
4,100	XTO Energy, Inc.	190,732

		2,314,603

Financials— 20.2%
34,500	Citigroup, Inc.	707,595
5,700	H&R Block, Inc.	128,535
7,700	Hudson City Bancorp, Inc.	142,065
21,300	JPMorgan Chase & Co.	994,710
4,600	Paychex, Inc.	151,938
8,000	Progressive Corp.	139,200
4,400	SunTrust Banks, Inc.	197,956
4,900	The Allstate Corp.	225,988
2,000	Torchmark Corp.	119,600
12,500	U.S. Bancorp	450,250
16,900	Wachovia Corp.	59,150
21,500	Wells Fargo & Co.	806,895
Shares		Value
Common Stocks (Continued)
Financials (Continued)
3,300	Zions Bancorp	$127,710

		4,251,592

Health Care— 14.2%
2,400	Becton, Dickinson & Co.	192,624
1,600	C.R. Bard, Inc.	151,792
6,500	Gilead Sciences, Inc. *	296,270
16,300	Johnson & Johnson	1,129,264
3,200	McKesson Corp.	172,192
7,700	Medtronic, Inc.	385,770
8,500	Mylan Laboratories, Inc. *	97,070
3,700	Patterson Cos., Inc. *	112,517
2,300	Sigma-Aldrich Corp.	120,566
2,700	Stryker Corp.	168,210
2,600	Zimmer Holdings, Inc. *	167,856

		2,994,131

Industrials— 9.5%
8,500	Allied Waste Industries, Inc. *	94,435
3,300	General Dynamics Corp.	242,946
4,100	Illinois Tool Works, Inc.	182,245
2,400	ITT Corp.	133,464
1,800	Jacobs Engineering Group, Inc. *	97,758
7,200	Masco Corp.	129,168
2,900	Pall Corp.	99,731
1,000	Parker Hannifin Corp.	53,000
3,700	Pitney Bowes, Inc.	123,062
4,100	Union Pacific Corp.	291,756
6,500	United Technologies Corp.	390,390
4,900	Waste Management, Inc.	154,301

		1,992,256

Materials— 1.8%
3,400	Ball Corp.	134,266
4,900	Pactiv Corp. *	121,667
2,600	Peabody Energy Corp.	117,000

		372,933

Real Estate Investment Trusts— 0.8%
4,100	HCP, Inc.	164,533

Technology— 11.0%
2,200	Affiliated Computer Services, Inc. *	111,386
6,500	BMC Software, Inc. *	186,095
35,800	Cisco Systems, Inc. *	807,648
4,400	Cognizant Technology Solutions Corp., Class A *	100,452
3,700	Electronic Arts, Inc. *	136,863
2,800	Fiserv, Inc. *	132,496
2,700	Genzyme Corp. *	218,403
4,900	Intuit, Inc. *	154,889
6,200	Jabil Circuit, Inc.	59,148
3,200	Lexmark International, Inc. *	104,224
8,800	Symantec Corp. *	172,304
11,200	Xerox Corp.	129,136

		2,313,044

Telecommunications— 2.8%
18,000	Verizon Communications, Inc.	577,620

Utilities— 2.9%
3,800	Consolidated Edison, Inc.	163,248
4,900	Dominion Resources, Inc.	209,622
6,400	Southern Co.	241,216

		614,086

Common Stocks (Continued)
Shares		Value
Total Common Stocks (Cost $22,288,149)		21,092,964

Cash Equivalent—0.6%
132,388	Huntington Money Market Fund, Interfund Shares, 1.750% (a)(b)	$132,388

Total Cash Equivalents (Cost $132,388)		132,388

Total Investments (Cost $22,420,537) — 100.9%		21,225,352

Liabilities in Excess of Other Assets — (0.9)%		(193,395)

Net Assets — 100.0%		$21,031,957

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2008.
*	Non-income producing security.

See Notes to Portfolio of Investments.

Huntington Mid Corp America Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—95.0%
Consumer Discretionary— 7.3%
26,110	Abercrombie & Fitch Co., Class A	$1,030,039
30,900	AnnTaylor Stores Corp. *	637,776
32,400	BorgWarner, Inc.	1,061,748
30,934	Fidelity National Title Group, Inc., Class A	454,730
19,200	Hanover Insurance Group, Inc.	873,984
40,000	Nordstrom, Inc. (a)	1,152,800
5,000	Polo Ralph Lauren Corp.	333,200
37,200	Royal Caribbean Cruises Ltd.	771,900
27,500	Sonic Automotives, Inc. (a)	232,650
16,070	The Stanley Works (a)	670,762
10,000	UniFirst Corp.	430,900
10,660	V.F. Corp.	824,125
10,600	Whirlpool Corp. (a)	840,474
8,000	Wolverine World Wide, Inc.	211,680

		9,526,768

Consumer Staples— 3.9%
32,000	Church & Dwight Co., Inc.	1,986,880
25,950	Constellation Brands, Inc. *	556,887
20,700	Ralcorp Holding, Inc. *	1,395,387
18,900	Smithfield Foods, Inc. *	300,132
37,780	SUPERVALU, Inc.	819,826

		5,059,112

Energy— 9.8%
4,500	Baker Hughes, Inc.	272,430
46,700	Chesapeake Energy Corp.	1,674,662
11,300	Forest Oil Corp. *(a)	560,480
29,200	Helmerich & Payne, Inc.	1,261,148
9,145	Mariner Energy, Inc. *	187,473
28,160	Murphy Oil Corp.	1,806,182
27,900	National Fuel Gas Co.	1,176,822
41,500	Noble Energy, Inc.	2,306,985
6,000	Smith International, Inc. (a)	351,840
66,200	Spectra Energy Corp.	1,575,560
6,667	SunPower Corp., Class B *	460,387
11,250	Unit Corp. *	560,475
25,200	Weatherford International, Inc. *	633,528

		12,827,972

Financials— 11.9%
21,200	BancorpSouth, Inc.	596,356
18,818	BOK Financial Corp.	910,979
10,700	Cincinnati Financial Corp.	304,308
26,900	City National Corp.	1,460,670
4,310	Everest Re Group Ltd.	372,944
24,200	First American Financial Corp. (a)	713,900
17,000	FirstMerit Corp. (a)	357,000
7,372	Fulton Financial Corp. (a)	80,429
74,390	Genworth Financial, Inc.	640,498
20,000	Legg Mason, Inc. (a)	761,200
9,598	Lender Processing Services, Inc.	292,931
28,870	Lincoln National Corp.	1,235,925
13,300	M&T Bank Corp. (a)	1,187,025
27,800	Nationwide Financial Services, Inc. (a)	1,371,374
62,250	Old Republic International Corp.	793,688
30,900	Protective Life Corp.	880,959
22,240	T. Rowe Price Group, Inc. (a)	1,194,510
30,590	Torchmark Corp.	1,829,282
21,000	Wilmington Trust Corp. (a)	605,430

		15,589,408

Health Care— 13.9%
Shares		Value
Common Stocks (Continued)
Health Care (Continued)
14,500	Aetna, Inc.	$523,595
50,000	AmerisourceBergen Corp.	1,882,500
12,430	Biogen Idec, Inc. *	625,105
8,300	Cephalon, Inc. *(a)	643,167
18,775	Coventry Health Care, Inc. *	611,126
8,000	Dentsply International, Inc. (a)	300,320
15,970	Humana, Inc. *	657,964
55,600	Invitrogen Corp. *(a)	2,101,680
29,800	Lincare Holdings, Inc. *	896,682
76,300	Mylan Laboratories, Inc. *(a)	871,346
22,200	Owens & Minor, Inc.	1,076,700
45,880	Pediatrix Medical Group, Inc. *	2,473,849
16,000	Quest Diagnostics, Inc.	826,720
73,156	Thermo Fisher Scientific, Inc. *(a)	4,023,580
20,200	WellCare Health Plans, Inc. *	727,200

		18,241,534

Industrials— 19.5%
10,200	Alliant Techsystems, Inc. *(a)	958,188
47,200	Cooper Industries Ltd., Class A (a)	1,885,640
34,400	Cummins, Inc.	1,503,968
27,000	Eastman Chemical Co.	1,478,250
16,000	Elbit Systems Ltd.	826,720
3,000	G&K Services, Inc., Class A	99,150
26,690	ITT Corp.	1,484,231
54,000	Kennametal, Inc.	1,464,480
39,000	L-3 Communications Holdings, Inc.	3,834,480
19,500	Mohawk Industries, Inc. *(a)	1,314,105
6,000	Oshkosh Corp.	78,960
33,800	Pall Corp.	1,162,382
23,400	Parker Hannifin Corp.	1,240,200
20,100	Precision Castparts Corp.	1,583,478
20,000	Quanex Building Products Corp.	304,800
7,000	R.R. Donnelley & Sons Co.	171,710
3,000	Rockwell International Corp.	112,020
21,000	Ryder System, Inc.	1,302,000
16,000	Stericycle, Inc. *(a)	942,560
21,500	Teleflex, Inc.	1,365,035
20,000	Textron, Inc.	585,600
30,500	Thomas & Betts Corp. *	1,191,635
40,000	Wyndham Worldwide Corp.	628,400

		25,517,992

Materials— 7.4%
41,400	Albemarle Corp.	1,276,776
44,400	AptarGroup, Inc.	1,736,484
6,000	Ball Corp.	236,940
8,000	Cymer, Inc. *	202,640
29,300	Cytec Industries, Inc.	1,140,063
27,000	FMC Corp.	1,387,530
18,800	Lubrizol Corp.	811,032
3,000	Minerals Technologies, Inc.	178,080
18,300	Pactiv Corp. *	454,389
12,280	PPG Industries, Inc.	716,170
20,900	RPM International, Inc. (a)	404,206
6,000	Schnitzer Steel Industries, Inc.	235,440
28,900	Terra Industries, Inc.	849,660

		9,629,410

Real Estate Investment Trusts— 1.1%
15,020	First Industrial Realty Trust, Inc. (a)	430,774
27,673	Host Hotels & Resorts, Inc.	367,774
13,360	Mid-America Apartment Communities, Inc.	656,510

Shares		Value
Common Stocks (Continued)
Real Estate Investment Trusts (Continued)
		1,455,058

Technology— 14.6%
250,666	Activision Blizzard, Inc. *	$3,867,776
11,000	Amdocs Ltd. *	301,180
48,000	Arris Group, Inc. *	371,040
15,100	Avocent Corp. *	308,946
22,135	Benchmark Electronics, Inc. *	311,661
54,570	Broadcom Corp., Class A *	1,016,639
24,310	Cypress Semiconductor Corp. *	126,898
15,570	Electronic Arts, Inc. *	575,934
19,196	Fidelity National Information Services, Inc.	354,358
3,000	Fiserv, Inc. *(a)	141,960
28,430	FLIR Systems, Inc. *	1,092,281
40,000	Forrester Research, Inc. *	1,172,800
3,000	Genzyme Corp. *	242,670
33,000	Harris Corp.	1,524,600
24,400	Imation Corp. (a)	551,196
35,400	Integrated Device Technology, Inc. *	275,412
12,000	Intersil Corp., Class A	198,960
29,000	JDA Software Group, Inc. *	441,090
24,400	Lam Research Corp. *	768,356
11,000	MEMC Electronic Materials, Inc. *	310,860
11,000	Molex, Inc.	246,950
30,800	NCR Corp. *	679,140
37,140	NVIDIA Corp. *	397,770
50,000	ON Semiconductor Corp. *(a)	338,000
17,200	Progress Software Corp. *	447,028
38,200	SanDisk Corp. *	746,810
32,000	Sybase, Inc. *	979,840
30,800	Teradata Corp. *	600,600
29,250	Varian Semiconductor Equipment Associates, Inc. *	734,760

		19,125,515

Telecommunications— 0.6%
12,000	CenturyTel, Inc.	439,800
9,000	Telus Corp.	320,040

		759,840

Utilities— 5.0%
12,000	AGL Resources, Inc.	376,560
9,766	Allete, Inc.	434,587
15,500	Atmos Energy Corp.	412,610
8,000	Constellation Energy Group, Inc.	194,400
60,750	MDU Resources Group, Inc.	1,761,750
14,250	New Jersey Resources Corp.	511,432
71,000	Questar Corp.	2,905,320

		6,596,659

Total Common Stocks (Cost $90,749,999)		124,329,268

Cash Equivalents—4.6%
6,028,058	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	6,028,058

Total Cash Equivalents (Cost $6,028,058)		6,028,058

Short-Term Securities Held As Collateral For Securities Lending—16.4%
	Pool of various securities for the Huntington Funds	21,453,340

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $21,453,340)		21,453,340

Total Investments (Cost $118,231,397) — 116.0%		151,810,666

Liabilities in Excess of Other Assets — (16.0)%		(20,899,830)

Net Assets — 100.0%		$130,910,836

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2008.
*	Non-income producing security.

See Notes to Portfolio of Investments.

Huntington New Economy Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—89.7%
Consumer Discretionary— 6.6%
16,300	Aeropostale, Inc. *(a)	$523,393
20,400	Big Lots, Inc. *(a)	567,732
20,000	GameStop Corp. *(a)	684,200
10,000	Nintendo Co. Ltd. ADR	510,997
24,000	Sonoco Products Co.	712,320
9,000	SPX Corp.	693,000
11,100	The Gymboree Corp. *	394,050
13,100	The St. Joe Co. *(a)	512,079

		4,597,771

Consumer Staples— 4.4%
48,000	Corn Products International, Inc.	1,549,440
45,600	Cosan Ltd., Class A *	363,888
74,700	Smithfield Foods, Inc. *(a)	1,186,236

		3,099,564

Energy— 7.5%
15,400	Alpha Natural Resources, Inc. *(a)	792,022
5,200	First Solar, Inc. *	982,332
40,800	Flotek Industries, Inc. *(a)	448,800
19,400	FMC Technologies, Inc. *	903,070
19,500	Frontier Oil Corp.	359,190
19,100	Helmerich & Payne, Inc.	824,929
29,200	Hercules Offshore, Inc. *	442,672
9,000	National Oilwell Varco, Inc. *	452,070

		5,205,085

Financials— 9.5%
18,400	City Holding Co.	777,400
60,300	Hudson City Bancorp, Inc. (a)	1,112,535
54,000	New York Community Bancorp, Inc. (a)	906,660
42,400	UMB Financial Corp.	2,226,848
48,800	Willis Group Holdings Ltd.	1,574,288

		6,597,731

Health Care— 8.9%
30,000	BioMarin Pharmaceutical, Inc. *	794,700
37,300	Cepheid, Inc. *	515,859
33,700	CONMED Corp. *	1,078,400
6,900	Intuitive Surgical, Inc. *	1,662,762
26,400	Invitrogen Corp. *(a)	997,920
30,000	Perrigo Co. (a)	1,153,800

		6,203,441

Industrials— 18.8%
32,000	Aegean Marine Petroleum Network, Inc.	715,200
32,600	AGCO Corp. *	1,389,086
17,000	Bucyrus International, Inc.	759,560
23,400	Chicago Bridge & Iron Co. NV	450,216
6,000	Flowserve Corp.	532,620
19,000	Gardner Denver, Inc. *	659,680
44,400	GrafTech International Ltd. *	670,884
17,500	GulfMark Offshore, Inc. *	785,400
4,190	John Bean Technologies Corp. *	53,045
17,600	Kansas City Southern Industries, Inc. *(a)	780,736
17,700	Lindsay Corp. (a)	1,287,675
39,900	Robbins & Myers, Inc.	1,234,107
20,000	Stericycle, Inc. *(a)	1,178,200
121,500	Stillwater Mining Co. *(a)	705,915
25,200	Tractor Supply Co. *(a)	1,059,660
10,000	Valmont Industries, Inc.	826,900

		13,088,884

Shares		Value
Common Stocks (Continued)
Materials— 12.5%
4,500	Agrium, Inc.	$252,360
14,500	Century Aluminum Co. *	401,505
16,900	CF Industries Holdings, Inc.	1,545,674
12,600	FMC Corp.	647,514
17,200	Harsco Corp.	639,668
15,800	James River Coal Co. *	347,442
9,200	Monsanto Co. (a)	910,616
25,200	Patriot Coal Corp. *(a)	732,060
8,600	Potash Corp. of Saskatchewan, Inc.	1,135,286
10,000	Sociedad Quimica y Minera de Chile SA ADR	252,100
25,900	Steel Dynamics, Inc.	442,631
15,000	Tenaris SA ADR	559,350
10,000	Terra Industries, Inc. (a)	294,000
6,800	United States Steel Corp.	527,748

		8,687,954

Real Estate Investment Trusts— 4.4%
10,500	Avalonbay Communities, Inc.	1,033,410
31,100	Highwoods Properties, Inc.	1,105,916
27,700	Mack-Cali Realty Corp.	938,199

		3,077,525

Technology— 13.6%
151,600	Activision Blizzard, Inc. *	2,339,188
81,100	Arris Group, Inc. *	626,903
35,900	Atheros Communications, Inc. *(a)	846,522
50,000	EMC Corp. *(a)	598,000
31,500	Gentex Corp.	450,450
15,000	MedAssets, Inc. *	258,000
90,750	NVIDIA Corp. *	971,933
15,000	Research In Motion Ltd. *	1,024,500
78,400	STEC, Inc. *(a)	603,680
17,000	Varian, Inc. *	729,300
10,000	VMware, Inc., Class A *(a)	266,400
35,300	Western Digital Corp. *(a)	752,596

		9,467,472

Telecommunications— 0.6%
49,500	ADC Telecommunications, Inc. *	418,275

Utilities— 2.9%
17,400	FirstEnergy Corp.	1,165,626
25,599	ONEOK, Inc.	880,606

		2,046,232

Total Common Stocks (Cost $79,840,738)		62,489,934

Cash Equivalent—13.2%
9,198,780	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	9,198,780

Total Cash Equivalents (Cost $9,198,780)		9,198,780

Short-Term Securities Held As Collateral For Securities Lending—22.4%
	Pool of various securities for the Huntington Funds	15,578,866

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $15,578,866)		15,578,866

Total Investments (Cost $104,618,384) — 125.3%		87,267,580

Liabilities in Excess of Other Assets — (25.3)%		(17,641,984)

Net Assets — 100.0%		$69,625,596

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Rate disclosed is the seven day yield as of September 30, 2008.
(c)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt

See Notes to Portfolio of Investments.

Huntington Real Strategies Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—82.1%
Consumer Discretionary— 0.7%
10,100	DryShips, Inc. (a)	$358,449
11,000	Paragon Shipping, Inc., Class A	93,720

		452,169

Consumer Staples— 4.3%
20,000	Archer-Daniels-Midland Co.	438,200
104,500	Cosan Ltd., Class A *	833,910
42,000	Smithfield Foods, Inc. *(a)	666,960
70,000	Tyson Foods, Inc., Class A	835,800

		2,774,870

Energy— 21.7%
18,000	BJ Services Co.	344,340
16,000	Canadian Natural Resources Ltd. ADR	1,095,360
20,000	CONSOL Energy, Inc.	917,800
30,000	Denbury Resources, Inc. *	571,200
17,000	EnCana Corp.	1,117,410
30,000	Enel SpA	250,047
25,000	Frontier Oil Corp.	460,500
25,000	National Oilwell Varco, Inc. *	1,255,750
40,000	Natural Resource Partners LP	1,013,200
17,500	Noble Corp.	768,250
31,000	Petroleo Brasileiro SA ADR	1,362,450
14,000	Rowan Cos., Inc.	427,700
18,500	Sasol Ltd. ADR	786,065
14,346	StatoilHydro ASA ADR	341,435
30,000	Tesoro Corp. (a)	494,700
5,098	Transocean, Inc. *	559,964
15,500	Ultra Petroleum Corp. *	857,770
41,000	Valero Energy Corp.	1,242,300

		13,866,241

Industrials— 16.8%
34,000	AGCO Corp. *	1,448,740
25,000	Atlas Copco AB ADR	277,868
16,000	Bucyrus International, Inc.	714,880
8,000	Canadian National Railway Co.	382,640
30,000	Chicago Bridge & Iron Co. NV	577,200
12,000	Deere & Co.	594,000
12,000	Fluor Corp.	668,400
12,000	Foster Wheeler Ltd. *	433,320
25,000	GrafTech International Ltd. *	377,750
27,000	Kennametal, Inc.	732,240
53,000	Keppel Corp. Ltd. ADR (a)	582,009
10,000	KOMATSU Ltd. ADR *	631,093
30,000	Manitowoc Co.	466,500
7,500	POSCO ADR (a)	700,275
35,000	Robbins & Myers, Inc.	1,082,550
32,000	Yara International ASA ADR	1,098,726

		10,768,191

Materials— 18.5%
10,670	Agrium, Inc.	598,374
11,000	Arch Coal, Inc.	361,790
38,000	Companhia Vale do Rio Doce ADR	727,700
13,000	FMC Corp.	668,070
40,000	Gushan Environmental Energy Ltd. ADR	204,400
20,000	James River Coal Co. *	439,800
9,850	Monsanto Co. (a)	974,953
10,000	Nucor Corp.	395,000
30,000	Olin Corp.	582,000
60,000	Patriot Coal Corp. *(a)	1,743,000
11,000	Peabody Energy Corp.	495,000
Shares or Contracts		Value
Common Stocks (Continued)
Materials (Continued)
5,120	Potash Corp. of Saskatchewan, Inc.	$675,891
7,000	Praxair, Inc.	502,180
12,000	Reliance Steel & Aluminum Co.	455,640
2,500	Rio Tinto PLC ADR	623,750
26,000	Steel Dynamics, Inc.	444,340
20,000	Terra Industries, Inc.	588,000
4,000	Terra Nitrogen Co., LP (a)	439,400
13,400	The Mosaic Co.	911,736

		11,831,024

Real Estate Investment Trusts— 18.1%
30,000	American Campus Communities, Inc.	1,016,400
20,000	Avalonbay Communities, Inc.	1,968,400
18,000	Boston Properties, Inc.	1,685,880
80,000	Duke Realty Corp.	1,966,400
45,500	General Growth Properties, Inc.	687,050
40,000	LaSalle Hotel Properties	932,800
22,000	Plum Creek Timber Co., Inc.	1,096,920
8,000	Simon Property Group, Inc.	776,000
16,000	Vornado Realty Trust	1,455,200

		11,585,050

Utilities— 2.0%
23,000	American Water Works Co., Inc.	494,500
18,500	Questar Corp. (a)	757,020

		1,251,520

Total Common Stocks (Cost $73,227,091)		52,529,065

Mutual Funds—8.7%
Exchange Traded Funds— 8.7%
40,000	iPath Dow Jones-AIG Livestock Total Return Sub-Index *	1,594,400
3,000	Oil Service HOLDRs Trust	440,100
50,000	PowerShares DB Agriculture Fund (a)	1,521,000
75,000	PowerShares DB US Dollar Index Bearish Fund	2,022,750

Total Mutual Funds (Cost $6,316,712)		5,578,250

Options Purchased—0.2%
100	Arch Coal, Call @ 45, expiring April 2009	35,500
100	Consol Energy, Inc., Call @ 70, expiring April 2009	42,500
100	Peabody Energy Corp., Call @ 60, expiring March 2009	39,500

Total Options Purchased (Cost $177,900)		117,500

Cash Equivalents—10.9%
6,995,824	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	6,995,824

Total Cash Equivalents (Cost $6,995,824)		6,995,824

Short-Term Securities Held As Collateral For Securities Lending—10.0%
	Pool of various securities for the Huntington Funds	6,417,763

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $6,417,763)		6,417,763

Total Investments (Cost $93,135,290) — 111.9%		71,638,402

Liabilities in Excess of Other Assets — (11.9)%		(7,619,287)

Net Assets — 100.0%		$64,019,115

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2008.
*	Non-income producing security.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Rotating Markets Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Mutual Funds—96.8%
Exchange Traded Funds— 96.8%
51,229	iShares Cohen & Steers Realty Majors Index Fund	$3,928,240
60,024	iShares Dow Jones U.S. Energy Sector Index Fund	2,254,502
37,630	iShares Dow Jones U.S. Healthcare Sector Index Fund (a)	2,333,813
29,750	iShares Dow Jones U.S. Transportation Average Index Fund (a)	2,460,623
57,668	iShares Russell 1000 Growth Index Fund	2,799,781
62,513	iShares Russell 1000 Index Fund	3,973,326
84,230	PowerShares QQQ (a)	3,277,389
17,515	Retail HOLDRs Trust (a)	1,578,802
42,150	S&P Depositary Receipt	4,890,243
70,500	SPDR KBW Regional Banking	2,368,800
46,936	Vanguard Consumer Discretionary (a)	2,069,408
42,500	Vanguard Consumer Staples (a)	2,887,875
128,364	Vanguard Large Cap (a)	6,755,797

Total Mutual Funds (Cost $45,039,847)		41,578,599

Cash Equivalent—3.3%
1,424,376	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	1,424,376

Total Cash Equivalents (Cost $1,424,376)		1,424,376

Short-Term Securities Held As Collateral For Securities Lending—36.6%
	Pool of various securities for the Huntington Funds	15,685,334

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $15,685,334)		15,685,334

Total Investments (Cost $62,149,557) — 136.7%		58,688,309

Liabilities in Excess of Other Assets — (36.7)%		(15,740,948)

Net Assets — 100.0%		$42,947,361

(a)		All or part of the security was on loan as of September 30, 2008.
(b)		Investment in affiliate.
(c)		Rate disclosed is the seven day yield as of September 30, 2008.

See Notes to Portfolio of Investments.

Huntington Situs Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—96.0%
Bermuda— 2.2%
Financials— 2.2%
37,600	Arch Capital Group Ltd. *	$2,745,928

Brazil— 0.5%
Consumer Discretionary— 0.5%
19,800	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	692,208

Cayman Islands— 2.6%
Consumer Discretionary— 1.1%
40,000	Garmin Ltd. *(a)	1,357,600

Consumer Staples— 1.5%
87,977	Fresh Del Monte Produce, Inc. *	1,953,089

		3,310,689

Chile— 0.5%
Materials— 0.5%
24,000	Sociedad Quimica y Minera de Chile SA ADR	605,040

Denmark— 0.7%
Energy— 0.2%
3,900	Vestas Wind Systems A/S *	339,568

Health Care— 0.5%
6,800	Novozymes A/S, Class B	605,378

		944,946

Finland— 0.8%
Industrials— 0.8%
17,600	Cargotec Corp., Class B	361,678
25,400	Kone Oyj, Class B	695,314

		1,056,992

Germany— 1.4%
Consumer Staples— 0.9%
13,200	Douglas Holding AG	602,832
7,734	Fielmann AG	541,862

		1,144,694

Health Care— 0.5%
15,800	Stada Arzneimittel AG	643,529

		1,788,223

Hong Kong— 0.6%
Consumer Discretionary— 0.6%
168,500	Television Broadcasts Ltd.	712,932

Ireland— 0.8%
Consumer Staples— 0.8%
36,800	Kerry Group PLC	1,078,075

Italy— 0.4%
Energy— 0.4%
15,000	Saipem SpA	443,723

Japan— 1.0%
Consumer Discretionary— 0.0%
90	Hokuto Corp.	2,030

Health Care— 0.4%
10,900	Terumo Corp.	561,420

Industrials— 0.1%
13,600	Sato Corp.	180,356

Technology— 0.5%
65,000	Furuno Electric Co. Ltd.	563,357

		1,307,163

Singapore— 0.6%
Consumer Staples— 0.6%
94,000	Asia Pacific Breweries Ltd.	706,718

Shares		Value
Common Stocks (Continued)
Spain— 0.6%
Technology— 0.6%
23,000	Prosegur Compania de Seguridad SA	$802,444

Sweden— 0.3%
Consumer Discretionary— 0.3%
43,800	Haldex AB	442,585

Switzerland— 0.5%
Consumer Staples— 0.5%
22	Lindt & Spruengli AG	592,125

United Kingdom— 0.8%
Consumer Staples— 0.3%
31,188	Bunzl PLC	364,897

Technology— 0.5%
183,097	Halma PLC	648,548

		1,013,445

United States— 81.7%
Consumer Discretionary— 10.9%
40,000	AnnTaylor Stores Corp. *	825,600
49,900	Audiovox Corp., Class A *	467,563
54,050	Brunswick Corp. (a)	691,299
65,000	Cabela's, Inc., Class A *(a)	785,200
10,500	Columbia Sportswear Co. (a)	440,580
20,000	Ennis, Inc.	309,200
17,050	Fossil, Inc. *(a)	481,322
40,000	Gander Mountain Co. *(a)	130,800
10,000	Hilb, Rogal & Hobbs Co.	467,400
40,000	Jakks Pacific, Inc. *(a)	996,400
5,362	MDC Holdings, Inc.	196,196
25,000	Movado Group, Inc.	558,750
14,200	Polo Ralph Lauren Corp.	946,288
30,000	Quanta Services, Inc. *	810,300
23,850	Rent-A-Center, Inc. *	531,378
87,000	ScanSource, Inc. *	2,504,730
25,000	Skechers USA, Inc. *	420,750
28,000	Speedway Motorsports, Inc.	545,440
7,200	Thor Industries, Inc. (a)	178,704
45,600	Urban Outfitters, Inc. *	1,453,272
21,900	West Marine, Inc. *	130,524

		13,871,696

Consumer Staples— 0.4%
15,000	Sanderson Farms, Inc.	551,100

Energy— 8.6%
35,000	Alliance Resource Partners LP (a)	1,103,200
16,000	Atwood Oceanics, Inc. *	582,400
21,700	Carbo Ceramics, Inc.	1,119,937
60,400	Denbury Resources, Inc. *	1,150,016
20,000	Dril-Quip, Inc. *	867,800
55,000	Headwaters, Inc. *(a)	734,250
11,336	Helix Energy Solutions Group, Inc. *	275,238
1,463	Hugoton Royalty Trust	39,267
20,000	Lufkin Industries, Inc.	1,587,000
30,000	Newfield Exploration Co. *	959,700
15,000	Oceaneering International, Inc. *	799,800
10,000	Saint Mary Land & Exploration Co.	356,500
30,000	Swift Energy Co. *	1,160,700
15,000	TETRA Technologies, Inc. *	207,750

		10,943,558

Financials— 5.8%
35,000	Bank of Florida Corp. *(a)	288,400
40,204	BB&T Corp. (a)	1,519,711
55,400	Colonial Bancgroup, Inc. (a)	435,444
Shares		Value
Common Stocks (Continued)
United States (Continued)
Financials (Continued)
52,300	Cullen/Frost Bankers, Inc.	$3,138,000
31,383	SCBT Financial Corp.	1,180,001
13,800	WSFS Financial Corp.	828,000

		7,389,556

Health Care— 13.2%
20,000	Advanced Medical Optics, Inc. *(a)	355,600
100,000	Albany Molecular Research *	1,809,000
30,500	Bio-Rad Laboratories, Inc., Class A *	3,023,160
49,600	Cerner Corp. *(a)	2,214,144
43,700	Edwards LifeSciences Corp. *(a)	2,524,112
60,000	Kindred Healthcare, Inc. *	1,654,200
35,000	Kinetic Concepts, Inc. *(a)	1,000,650
20,000	Lincare Holdings, Inc. *	601,800
63,100	Mentor Corp. (a)	1,505,566
65,000	Osiris Therapeutics, Inc. *(a)	1,253,850
9,300	Par Pharmaceutical, Inc. *	114,297
12,810	PharMerica Corp. *	288,097
22,000	ViroPharma, Inc. *	288,640
3,000	WellCare Health Plans, Inc. *	108,000

		16,741,116

Industrials— 12.8%
30,000	Alliant Techsystems, Inc. *(a)	2,818,200
20,000	American Woodmark Corp. (a)	449,000
40,000	BE Aerospace, Inc. *	633,200
16,900	CDI Corp.	377,377
30,000	Exlservice Holdings, Inc. *	263,400
42,000	Jacobs Engineering Group, Inc. *	2,281,020
32,000	Overseas Shipholding Group, Inc.	1,865,920
22,000	Precision Castparts Corp.	1,733,160
15,850	Quanex Building Products Corp.	241,554
20,000	Ryder System, Inc. (a)	1,240,000
35,000	The Timken Co.	992,250
10,000	Tidewater, Inc.	553,600
30,000	Universal Forest Products, Inc.	1,047,300
40,000	Watts Water Technologies, Inc., Class A	1,094,000
28,750	Werner Enterprises, Inc. (a)	624,162

		16,214,143

Materials— 10.9%
49,000	Albemarle Corp.	1,511,160
90,000	Ceradyne, Inc. *	3,299,400
30,000	Commercial Metals Co.	506,700
10,000	Deckers Outdoor Corp. *	1,040,800
22,400	Eagle Materials, Inc. (a)	501,088
30,000	RTI International Metals, Inc. *(a)	586,800
40,000	Texas Industries, Inc. (a)	1,634,400
33,000	The Scotts Co.	780,120
125,000	Trimble Navigation Ltd. *	3,232,500
20,000	United States Lime & Minerals, Inc. *	770,200

		13,863,168

Real Estate Investment Trusts— 3.2%
8,500	Camden Property Trust	389,810
20,800	CBL & Associates Properties, Inc.	417,664
15,000	Colonial Properties Trust (a)	280,350
50,000	Equity One, Inc.	1,024,500
8,000	Healthcare Realty Trust, Inc.	233,200
20,900	HRPT Properties Trust	144,001
45,000	Weingarten Realty Investors (a)	1,605,150

		4,094,675

Shares		Value
Common Stocks (Continued)
United States (Continued)
Technology— 11.3%
27,900	ACI Worldwide, Inc. *	$488,808
42,000	Anixter International, Inc. *(a)	2,499,420
27,000	Black Box Corp. (a)	932,310
20,000	Brocade Communications Systems, Inc. *	116,400
33,000	Compuware Corp. *	319,770
23,300	Hutchinson Technology, Inc. *	269,814
39,150	Imation Corp. (a)	884,399
60,600	Methode Electronics, Inc.	541,764
45,000	NETGEAR, Inc. *	675,000
45,000	OYO Geospace Corp. *	1,767,600
70,000	Red Hat, Inc. *	1,054,900
85,000	Sigma Designs, Inc. *(a)	1,208,700
144,900	Standard Microsystems Corp. *	3,619,602

		14,378,487

Telecommunications— 1.9%
58,000	CommScope, Inc. *	2,009,120
39,000	General Communication, Inc., Class A *	361,140

		2,370,260

Utilities— 2.7%
5,000	AGL Resources, Inc.	156,900
39,900	Hawaiian Electric Industries, Inc. (a)	1,161,489
10,100	Northwest Natural Gas Co.	525,200
60,500	UGI Corp.	1,559,690

		3,403,279

		103,821,038

Total Common Stocks (Cost $125,459,036)		122,064,274

Cash Equivalents—4.1%
5,252,216	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	5,252,216

Total Cash Equivalents (Cost $5,252,216)		5,252,216

Short-Term Securities Held As Collateral For Securities Lending—25.2%
	Pool of various securities for the Huntington Funds	32,006,446

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $32,006,446)		32,006,446

Total Investments (Cost $162,717,698) — 125.3%		159,322,936

Liabilities in Excess of Other Assets — (25.3)%		(32,174,448)

Net Assets — 100.0%		$127,148,488

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2008.
*	Non-income producing security.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Technical Opportunities Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—65.9%
Consumer Discretionary— 7.5%
2,400	Aeropostale, Inc. *	$77,064
1,600	DeVry, Inc.	79,264
1,380	McDonald's Corp.	85,146
2,600	Netflix, Inc. *(a)	80,288
2,900	The DIRECTV Group, Inc. *	75,893
2,510	The TJX Cos., Inc. (a)	76,605
2,400	Urban Outfitters, Inc. *	76,488

		550,748

Consumer Staples— 11.3%
1,200	Brown-Forman Corp., Class B	86,172
1,300	Coca-Cola FEMSA S.A.B. de C.V. ADR	65,598
930	Colgate-Palmolive Co.	70,076
1,065	Costco Wholesale Corp.	69,151
1,840	CVS Caremark Corp.	61,934
1,235	General Mills, Inc.	84,869
1,600	Panera Bread Co., Class A *	81,440
2,000	The Boston Beer Co., Inc., Class A *	94,980
3,000	The Kroger Co. (a)	82,440
2,290	Wal-Mart Stores, Inc.	137,148

		833,808

Financials— 8.7%
5,500	EZCORP, Inc., Class A *	103,400
850	Franklin Resources, Inc.	74,910
4,000	Glacier Bancorp, Inc.	99,080
2,000	Hancock Holding Co.	102,000
2,630	Harleysville Group, Inc.	99,414
2,200	Odyssey Re Holdings Corp.	96,360
1,800	Safety Insurance Group, Inc.	68,274

		643,438

Health Care— 12.4%
1,500	Abbott Laboratories	86,370
485	Alcon, Inc.	78,332
1,790	Datascope Corp.	92,418
1,010	Express Scripts, Inc. *	74,558
1,000	Johnson & Johnson	69,280
2,000	Kensey Nash Corp. *	62,920
3,000	Kindred Healthcare, Inc. *	82,710
1,900	Medco Health Solutions, Inc. *(a)	85,500
1,470	Owens & Minor, Inc.	71,295
3,500	Synovis Life Technologies, Inc. *	65,870
1,000	Techne Corp. *	72,120
1,255	Thermo Fisher Scientific, Inc. *	69,025

		910,398

Industrials— 5.9%
1,355	CSX Corp.	73,942
930	General Dynamics Corp.	68,467
2,250	Granite Construction, Inc.	80,595
970	Greif, Inc., Class A	63,651
1,180	Union Pacific Corp.	83,969
760	W.W. Grainger, Inc.	66,097

		436,721

Materials— 0.7%
720	Praxair, Inc.	51,653

Real Estate Investment Trusts— 4.0%
1,400	Entertainment Properties Trust	76,608
2,090	Health Care REIT, Inc.	111,251
2,090	Ventas, Inc.	103,288

		291,147

Technology— 12.8%
Shares		Value
Common Stocks (Continued)
Technology (Continued)
2,405	Accenture Ltd., Class A	$91,390
2,635	ANSYS, Inc. *	99,787
545	Apple Computer, Inc. *	61,945
3,225	FLIR Systems, Inc. *	123,904
1,200	Genzyme Corp. *	97,068
1,850	Hewlett-Packard Co.	85,544
755	International Business Machines Corp. (a)	88,305
900	Itron, Inc. *(a)	79,677
4,275	Oracle Corp. *	86,825
8,200	Skyworks Solutions, Inc. *(a)	68,552
2,850	Taleo Corp., Class A *	56,687

		939,684

Telecommunications— 0.6%
2,800	Consolidated Communications Holdings, Inc.	42,224

Transportation— 1.0%
820	Burlington Northern Santa Fe Corp.	75,793

Utilities— 1.0%
3,400	Avista Corp.	73,814

Total Common Stocks (Cost $5,038,309)		4,849,428

Mutual Funds—21.7%
Exchange Traded Funds— 21.7%
1,000	iShares Cohen & Steers Realty Majors Index Fund	76,680
9,500	iShares Dow Jones U.S. Energy Sector Index Fund	356,820
2,000	iShares Dow Jones U.S. Transportation Average Index Fund	165,420
2,915	iShares S&P MidCap 400 Growth Index Fund	218,567
1,650	iShares S&P Small Cap 600 Index Fund	98,191
1,300	MidCap SPDR Trust Series 1 Index Fund	171,925
1,815	S&P Depositary Receipt	210,576
2,720	SPDR KBW Regional Banking	97,866
5,200	SPDR S&P Homebuilders	101,764
2,150	SPDR S&P Oil & Gas Exploration & Production	96,556

Total Mutual Funds (Cost $1,755,834)		1,594,365

Cash Equivalents—14.7%
1,082,344	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	1,082,344

Total Cash Equivalents (Cost $1,082,344)		1,082,344

Short-Term Securities Held As Collateral For Securities Lending—7.9%
	Pool of various securities for the Huntington Funds	577,040

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $577,040)		577,040

Total Investments (Cost $8,453,527) — 110.2%		8,103,177

Liabilities in Excess of Other Assets — (10.2)%		(748,156)

Net Assets — 100.0%		$7,355,021

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Rate disclosed is the seven day yield as of September 30, 2008.
(c)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Huntington Fixed Income Securities Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Principal Amount		Value
Corporate Bonds—47.1%
Consumer Discretionary— 2.1%
$2,000,000	Kraft Foods, Inc., 6.000%, 2/11/13	$1,987,750
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	1,856,116

		3,843,866

Consumer Staples— 0.8%
1,498,000	ConAgra Foods, Inc., 6.750%, 9/15/11	1,553,019

		1,553,019

Energy— 1.9%
2,500,000	Bay State Gas Co., 9.200%, 6/6/11	2,697,680
1,000,000	Transocean, Inc., 6.000%, 3/15/18	933,296

		3,630,976

Financials— 19.2%
2,000,000	American Express Credit Co., Series C, 7.300%, 8/20/13	1,929,052
2,000,000	American General Finance Corp., 4.625%, 5/15/09	1,421,192
1,000,000	American International Group, Inc., 6.250%, 5/1/36	463,524
1,000,000	Citigroup, Inc., 7.250%, 10/1/10	947,597
2,000,000	General Electric Capital Corp., 4.875%, 10/21/10	1,936,258
1,000,000	General Electric Capital Corp., 5.250%, 10/19/12	940,157
2,000,000	General Electric Capital Corp., Series G, 5.720%, 8/22/11	1,935,966
2,000,000	General Electric Global Insurance Holdings Corp., 7.500%, 6/15/10	2,002,240
1,000,000	Goldman Sachs Group, Inc., 6.600%, 1/15/12	932,188
2,000,000	HSBC Finance Corp., 5.625%, 6/15/20	1,707,338
1,000,000	JPMorgan Chase & Co., 6.000%, 1/15/18	911,872
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	944,694
3,000,000	MBNA America Bank Corp. N.A., 7.125%, 11/15/12	2,942,193
1,000,000	Merrill Lynch & Co., Inc., 5.770%, 7/25/11	953,514
1,000,000	MetLife, Inc., 5.000%, 11/24/13	946,533
1,000,000	MetLife, Inc., 5.700%, 6/15/35	786,711
1,000,000	Morgan Stanley, 6.750%, 10/15/13	753,118
2,000,000	National Rural Utilities Cooperative Finance Corp., 5.750%, 8/28/09	2,025,380
2,000,000	Nationwide Financial Services, Inc., 6.250%, 11/15/11	2,079,874
1,000,000	Northern Trust Co., 6.500%, 8/15/18	1,019,575
1,180,000	Protective Life Secured Trust, 4.000%, 10/7/09	1,157,326
2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	2,082,021
3,000,000	Wachovia Corp., 5.300%, 10/15/11	2,501,628
2,210,000	WFC Greater Bay Bancorp, 5.125%, 4/15/10	2,246,536

		35,566,487

Health Care— 2.6%
2,500,000	Genentech, Inc., 4.750%, 7/15/15	2,322,118
2,500,000	WellPoint, Inc., 4.250%, 12/15/09	2,450,777

		4,772,895

Industrials— 2.1%
2,000,000	Cintas Corp., 6.150%, 8/15/36	1,748,750
Principal Amount		Value
Corporate Bonds (Continued)
Industrials (Continued)
$2,085,000	Rockwell Automation, Inc., 5.650%, 12/1/17	$2,087,775

		3,836,525

Materials— 1.4%
1,000,000	EI DuPont de Nemours & Co., 6.875%, 10/15/09	1,025,774
1,500,000	Hanson PLC, 7.875%, 9/27/10	1,573,695

		2,599,469

Real Estate Investment Trusts— 4.4%
2,000,000	Camden Property Trust, 4.375%, 1/15/10	1,938,706
1,500,000	CPG Partners LP, 3.500%, 3/15/09	1,479,243
2,000,000	Hospitality Properties Trust, 6.750%, 2/15/13	1,823,856
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	889,840
1,000,000	Mack-Cali Realty Corp., 7.750%, 2/15/11	1,049,704
1,000,000	Weingarten Realty Investors, 7.350%, 7/20/09	1,005,579

		8,186,928

Technology— 6.3%
2,000,000	Cisco Systems, Inc., 5.500%, 2/22/16	1,921,846
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,589,490
2,000,000	Hewlett-Packard Co., 5.500%, 3/1/18	1,876,770
2,000,000	Oracle Corp., 5.250%, 1/15/16	1,882,946
2,000,000	Raytheon Co., 5.500%, 11/15/12	2,038,530
2,460,000	Thermo Fisher Scientific, Inc., 7.625%, 10/30/08	2,463,786

		11,773,368

Telecommunications— 2.0%
2,000,000	AT&T, Inc., 5.600%, 5/15/18	1,790,080
2,000,000	Comcast Corp., 6.500%, 1/15/17	1,879,708

		3,669,788

Utilities— 4.3%
1,000,000	American Electric Power Co., Inc., 5.375%, 3/15/10	1,006,070
1,000,000	Cinergy Global Resources, Inc., 6.200%, 11/3/08 (a)(b)	1,001,260
1,000,000	Cleco Corp., 6.520%, 5/15/09	1,002,625
1,290,000	Dominion Resources, Inc., 5.700%, 9/17/12	1,277,577
1,800,000	Gulf Power Co., 4.900%, 10/1/14	1,703,691
2,310,000	Metropolitan Edison, 4.875%, 4/1/14	2,072,200

		8,063,423

		87,496,744

U.S. Government Agencies—26.0%
Federal Home Loan Bank –— 18.6%
7,000,000	5.000%, 12/11/09	7,145,768
3,000,000	5.000%, 9/9/11	3,120,987
2,000,000	5.250%, 10/6/11	2,000,390
3,000,000	4.375%, 6/8/12	3,047,304
1,000,000	5.625%, 6/15/12	1,038,135
3,000,000	5.375%, 6/14/13	3,157,440
2,000,000	4.200%, 6/26/13	1,985,952
1,380,000	5.000%, 7/16/13	1,429,232
5,000,000	4.750%, 9/11/15	5,066,955
6,500,000	4.750%, 12/16/16	6,483,210
Principal Amount or Shares		Value
U.S. Government Agencies (Continued)

		34,475,373

Federal Home Loan Mortgage Corporation –— 5.8%
$1,500,000	4.125%, 11/18/09	$1,514,772
4,000,000	6.480%, 12/5/11	4,341,040
900,000	4.500%, 7/16/13	902,118
3,000,000	5.500%, 3/28/16	3,080,670
1,000,000	5.200%, 3/5/19	990,753

		10,829,353

3,000,000	Federal National Mortgage Association, 4.600%, 12/14/12	3,010,005

Total U.S. Government Agencies (Cost $47,268,567)		48,314,731

U.S. Treasury Obligations—15.9%
U.S. Treasury Bonds –— 11.5%
1,500,000	9.125%, 5/15/18	2,118,163
3,000,000	8.750%, 8/15/20	4,258,359
2,000,000	7.125%, 2/15/23	2,580,938
2,000,000	7.625%, 2/15/25	2,757,656
4,000,000	6.750%, 8/15/26	5,135,312
1,500,000	5.250%, 11/15/28	1,661,837
2,500,000	5.375%, 2/15/31	2,840,820

		21,353,085

U.S. Treasury Notes –— 4.4%
2,500,000	4.000%, 8/15/18	2,535,547
4,500,000	6.125%, 8/15/29	5,546,601

		8,082,148

Total U.S. Treasury Obligations (Cost $26,595,290)		29,435,233

Preferred Stocks—1.2%
Consumer Discretionary— 0.1%
10,000	Comcast Corp., 7.000% (c)	194,500

		194,500

Financials— 0.7%
10,000	ABN AMRO Capital Funding Trust V, 5.900% (c)	89,600
25,000	Citigroup Capital Trust VIII, 6.950% (c)	418,500
10,000	ING Groep NV, 6.125%	120,000
10,000	KeyCorp Capital VIII, 7.000% (c)	86,500
20,000	Merrill Lynch & Co. Capital Trust III, 7.000% (c)	290,000
9,530	Prudential PLC, 6.500%	102,924
10,000	The Bank of New York Mellon Corp. Capital V, 7.800%	181,800

		1,289,324

Real Estate Investment Trusts— 0.4%
40,000	Public Storage, Series F, 6.450%	637,600

Total Preferred Stocks (Cost $3,258,403)		2,121,424

Certificates of Deposit—1.6%
Banks— 1.6%
3,000,000	Royal Bank of Canada NY, 5.290%, 2/2/09	3,024,858
Principal Amount or Shares		Value
Certificates of Deposit (Continued)

Total Certificates of Deposit (Cost $3,000,500)		3,024,858

U.S. Government Mortgage Backed Agencies—6.0%
Federal Home Loan Mortgage Corporation –— 2.2%
$252,908	Pool # 599630, 6.500%, 8/1/16	$262,955
342,901	Pool # 254403, 6.000%, 8/1/17	350,888
3,352,426	Pool # J05518, 5.500%, 9/1/22	3,377,076

		3,990,919

Government National Mortgage Association –— 3.8%
2,583	Pool # 383488, 7.000%, 2/15/09	2,642
4,415,537	Pool # 683937, 6.000%, 2/15/23	4,557,012
2,232,274	Pool # 689593, 6.000%, 7/15/23	2,303,798
159,372	Pool # 345128, 6.500%, 1/15/24	164,246
30,436	Pool # 372962, 7.000%, 3/15/24	32,172
58,792	Pool # 352982, 7.500%, 5/15/24	63,478
26,809	Pool # 373015, 8.000%, 6/15/24	29,410

		7,152,758

Total U.S. Government Mortgage Backed Agencies (Cost $11,091,449)		11,143,677

Cash Equivalents—1.2%
2,216,095	Huntington Money Market Fund, Interfund Shares, 1.750% (d)(e)	2,216,095

Total Cash Equivalents (Cost $2,216,095)		2,216,095

Short-Term Securities Held As Collateral For Securities Lending—0.5%
	Pool of various securities for the Huntington Funds	931,351

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $931,351)		931,351

Total Investments (Cost $187,192,041) — 99.5%		184,684,113
Other Assets in Excess of Liabilities — 0.5%		944,886

Net Assets — 100.0%		$185,628,999

(a)	Illiquid security.
(b)
Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	All or part of the security was on loan as of September 30, 2008.
(d)	Rate disclosed is the seven day yield as of September 30, 2008.
(e)	Investment in affiliate.
LLC	Limited Liability Co.
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Intermediate Government Income Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Principal Amount		Value
U.S. Government Agencies—49.7%
Federal Farm Credit Bank –— 11.6%
$1,000,000	5.750%, 1/18/11	$1,051,680
1,000,000	4.200%, 5/15/15	984,684
1,000,000	4.500%, 12/15/15	999,094
2,000,000	4.875%, 12/16/15	2,036,392
1,000,000	5.270%, 9/1/16	1,034,913
2,000,000	5.650%, 3/6/17	2,005,932
2,000,000	5.050%, 3/8/17	2,007,210
1,000,000	5.550%, 8/1/17	1,048,379
1,000,000	4.250%, 4/16/18	951,246
1,000,000	5.050%, 8/1/18	1,011,656

		13,131,186

Federal Home Loan Bank –— 18.1%
2,000,000	5.500%, 2/9/12	2,015,870
3,000,000	5.375%, 6/14/13	3,157,440
2,000,000	5.250%, 3/19/14	2,028,914
2,000,000	4.375%, 2/13/15	1,988,232
2,000,000	4.750%, 9/11/15	2,026,782
2,000,000	4.250%, 1/22/16	1,952,552
2,000,000	5.500%, 10/19/16	2,026,912
2,000,000	5.250%, 11/8/17	2,008,212
2,000,000	5.100%, 2/13/18	1,963,660
1,500,000	4.250%, 3/9/18	1,427,592

		20,596,166

Federal Home Loan Mortgage Corporation –— 12.2%
2,000,000	5.250%, 10/6/11	2,000,650
1,000,000	4.500%, 6/12/13	1,006,042
1,500,000	5.162%, 12/16/13	1,507,641
2,000,000	5.375%, 1/9/14	2,011,610
1,000,000	5.500%, 2/20/14	1,009,799
1,000,000	4.300%, 4/14/16	971,020
2,000,000	6.000%, 7/6/17	2,034,546
3,500,000	5.200%, 3/5/19	3,467,635

		14,008,943

Federal National Mortgage Association –— 7.8%
1,000,000	3.550%, 6/16/10	1,004,158
1,500,000	5.400%, 3/9/17	1,501,677
3,500,000	5.000%, 4/26/17	3,421,121
3,000,000	5.625%, 11/15/21	3,027,978

		8,954,934

Total U.S. Government Agencies (Cost $56,502,678)		56,691,229

U.S. Government Mortgage Backed Agencies—37.9%
699,648	Federal Home Loan Bank, 5.159%, 12/28/12	702,985
Federal Home Loan Mortgage Corporation –— 17.7%
311,129	Pool # M80773, 5.000%, 10/1/09	313,636
720,202	Pool # M81004, 5.000%, 1/1/13	729,889
560,241	Series R007, Class AC, 5.875%, 5/15/16	572,160
635,424	Series 2003-32, Class KB, 5.000%, 3/25/17	640,655
349,638	Pool # E01184, 6.000%, 8/1/17	357,722
751,639	Series 2555, Class B, 4.250%, 1/15/18	742,416
1,039,895	Series 3046, Class YA, 5.000%, 2/15/19	1,044,650
2,007,856	Pool # J02717, 5.500%, 11/1/20	2,026,384
2,500,000	Series 2571, Class VP, 5.500%, 7/15/21	2,485,057
Principal Amount		Value
U.S. Government Mortgage Backed Agencies (Continued)
Federal Home Loan Mortgage Corporation (Continued)
$1,035,640	Pool # C90699, 5.000%, 8/1/23	$1,024,327
922,948	Series 2649, Class OL, 4.500%, 4/15/26	925,511
680,885	Series 2670, Class QP, 4.000%, 2/15/27	681,511
1,000,000	Series 2676, Class PG, 5.500%, 1/15/29	1,025,315
1,784,110	Series 2802, Class MB, 5.500%, 11/15/31	1,770,205
771,390	Series 2976, Class HP, 4.500%, 1/15/33	766,387
561,290	Pool # G08005, 5.500%, 8/1/34	559,456
787,704	Pool # 1G0865, 4.908%, 7/1/35	792,212
2,353,859	Pool # 972190, 5.337%, 11/1/35	2,385,124
1,353,690	Pool # G03609, 5.500%, 10/1/37	1,347,576

		20,190,193

Federal National Mortgage Association –— 14.0%
288,615	Pool # 647408, 5.000%, 10/1/17	289,926
1,649,790	Pool # 357805, 5.000%, 6/1/20	1,639,751
516,295	Pool # 254911, 5.000%, 10/1/23	508,044
1,209,690	Pool # 255360, 5.000%, 8/1/24	1,189,740
1,219,017	Pool # 255767, 5.500%, 6/1/25	1,222,470
1,287,006	Pool # 256116, 6.000%, 2/1/26	1,308,062
1,015,763	Pool # 256213, 6.000%, 4/1/26	1,032,381
1,027,634	Series 2003-11, Class BA, 5.500%, 8/25/32	1,040,419
941,917	Pool # 254594, 5.500%, 1/1/33	942,667
224,415	Series 2003-16, Class CB, 4.000%, 2/25/33	214,972
1,346,523	Pool # 783793, 6.000%, 7/1/34	1,368,148
1,011,368	Pool # 807963, 5.000%, 1/1/35	987,702
594,453	Pool # 806715, 5.500%, 1/1/35	593,997
1,374,151	Pool # 735224, 5.500%, 2/1/35	1,374,385
1,564,436	Pool # 868935, 5.500%, 5/1/36	1,561,525
779,561	Pool # 907484, 6.000%, 1/1/37	790,454

		16,064,643

Government National Mortgage Association –— 5.6%
1,500,000	Series 2003-100, Class VB, 5.500%, 1/20/23	1,517,760
973,947	Pool # 683552, 5.500%, 2/15/23	997,239
1,073,598	Pool # 666057, 5.000%, 3/15/23	1,086,189
281,548	Pool # 2699, 6.000%, 1/20/29	286,952
393,916	Pool # 576456, 6.000%, 3/15/32	401,195
1,000,000	Series 2005-55, Class PD, 5.000%, 5/20/32	994,822
992,413	Pool # 676974, 5.500%, 5/15/38	994,935

		6,279,092

Total U.S. Government Mortgage Backed Agencies (Cost $43,178,517)		43,236,913

U.S. Treasury Obligations—9.8%
U.S. Treasury Notes –— 1.3%
1,500,000	2.375%, 8/31/10 (a)	1,511,484
1,000,000	5.000%, 8/15/11	1,079,531
1,000,000	4.125%, 8/31/12	1,053,984
2,000,000	4.250%, 11/15/14	2,128,594
2,000,000	4.500%, 2/15/16	2,131,876
2,000,000	5.125%, 5/15/16	2,200,938
Principal Amount or Shares		Value
U.S. Treasury Obligations (Continued)
U.S Treasury Notes (Continued)
$1,000,000	4.750%, 2/15/37	$1,069,688

Total U.S. Treasury Obligations (Cost $10,464,517)		11,176,095

Cash Equivalents—1.9%
2,226,046	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	2,226,046

Total Cash Equivalents (Cost $2,226,046)		2,226,046

Short-Term Securities Held As Collateral For Securities Lending—0.2%
	Pool of various securities for the Huntington Funds	218,000

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $218,000)		218,000

Total Investments (Cost $112,589,758) — 99.5%		113,548,283

Other Assets in Excess of Liabilities — 0.5%		553,371

Net Assets — 100.0%		$114,101,654

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2008.

See Notes to Portfolio of Investments.

Huntington Michigan Tax-Free Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Principal Amount		Value
Municipal Bonds—98.2%
Michigan— 98.2%
$300,000	Battle Creek, MI, Downtown Development, G.O., (AMBAC Ins.), 5.000%, 5/1/22	$291,918
150,000	Big Rapids, MI, Public School District, G.O., (FSA Ins.), 5.000%, 5/1/19	150,512
75,000	Bishop, MI, International Airport Authority Refunding, G.O., Series A, (AMBAC Ins.), 5.100%, 12/1/18	76,067
400,000	Chippewa Valley, MI, Schools, G.O., (FSA Ins.), 4.500%, 5/1/21	372,080
470,000	Detroit, MI, City School District, G.O., (FSA Ins.), 5.000%, 5/1/22	455,124
65,000	Detroit, MI, City School District, G.O., Series B, (FGIC Ins.), 5.000%, 5/1/19	65,553
300,000	Detroit, MI, Sewer Disposal Revenue, (MBIA Ins.), 5.250%, 7/1/19	302,277
500,000	DeWitt, MI, Public Schools, G.O., (Q-SBLF Ins.), 5.000%, 5/1/16	528,040
500,000	Dexter, MI, Community Schools, G.O., (Q-SBLF Ins.), 5.100%, 5/1/18	520,350
60,000	Dowagiac, MI, School District, G.O., 5.500%, 5/1/16	63,113
150,000	Ecorse, MI, Public School District, G.O., (Q-SBLF Ins.), 5.000%, 5/1/19	153,453
400,000	Grand Rapids & Kent County, MI, Building Authority, G.O., Series A, 5.000%, 12/1/19	411,880
500,000	Hartland, MI, Consolidated School District Refunding, G.O., (Q-SBLF Ins.), 5.125%, 5/1/20	504,360
500,000	Hazel Park, MI, School District, G.O., (Q-SBLF Ins.), 5.000%, 5/1/16	517,005
150,000	Huron Valley, MI, School District, G.O., (Q-SBLF Ins.), 5.250%, 5/1/17	157,065
55,000	Kalamazoo, MI, Hospital Finance Authority Refunding Revenue, (MBIA Ins.), 5.250%, 5/15/18	55,605
500,000	Kent County, MI, Airport Revenue, G.O., 5.000%, 1/1/23	489,985
25,000	Kent County, MI, Building Authority, G.O., 4.800%, 6/1/16	25,524
250,000	Lake Orion, MI, Community School District Refunding, G.O., 5.000%, 5/1/18	255,820
350,000	Lincoln, MI, Consolidated School District Refunding, G.O., (FSA Ins.), 5.000%, 5/1/20	352,128
200,000	Michigan Municipal Bond Authority, City of Detroit School District Revenue, (FSA Ins.), 5.000%, 6/1/15	212,666
500,000	Michigan Municipal Bond Authority, Department of Treasury, 5.250%, 10/1/18	518,935
Principal Amount		Value
Municipal Bonds (Continued)
Michigan (Continued)
$250,000	Michigan State Building Authority Refunding Revenue, Series I, 5.500%, 10/15/15	$258,873
100,000	Michigan State Department of Treasury Revenue, (FSA Ins.), 5.250%, 9/15/20	101,495
500,000	Michigan State Department of Treasury, G.O., Series A, 5.250%, 5/1/17	538,895
10,000	Michigan State Hospital Finance Authority Revenue, (MBIA Ins.), 6.000%, 5/15/14	10,314
250,000	Michigan State Hospital Finance Authority Revenue, (MBIA Ins.), 5.000%, 11/15/17	256,640
40,000	Michigan State Hospital Finance Authority Revenue, (MBIA Ins.), 5.000%, 2/15/18	40,794
355,000	Michigan State Hospital Finance Authority Revenue, (MBIA Ins.), 5.000%, 11/15/19	357,165
500,000	Mount Clemens, MI, Community School District Refunding, G.O., (FSA Ins.), 5.000%, 5/1/18	513,795
10,000	Northwestern Community College, MI, Unrefunded, G.O., (FGIC Ins.), 5.300%, 4/1/12	10,204
200,000	Plymouth-Canton, MI, Community School District Refunding, G.O., (Q-SBLF Ins.), 5.250%, 5/1/15	212,420
90,000	Saginaw Valley State University, MI, Unrefunded Revenue, (AMBAC Ins.), 5.000%, 7/1/12	92,182
115,000	Southfield, MI, Library Building Authority, G.O., (MBIA Ins.), 5.250%, 5/1/22	115,248
120,000	St. Clarin County, MI, G.O., (FGIC Ins.), 4.500%, 4/1/15	121,020
500,000	Van Buren County, MI, Sewage Disposal, G.O., (AMBAC Ins.), 5.000%, 5/1/16	507,530
400,000	Warren, MI, Consolidated School District, G.O., (Q-SBLF Ins.), 5.250%, 5/1/19	415,120
100,000	Wayne County, MI, Public Improvements, G.O., 5.300%, 10/1/13	102,750
15,000	Wayne County, MI, Wayne Community College, G.O., (AMBAC Ins.), 5.350%, 7/1/13	15,356
170,000	Wayne State University, MI, Revenue, (AMBAC Ins.), 5.000%, 11/15/20	171,345
400,000	West Branch Rose City, MI, Area School District, G.O., (Q-SBLF Ins.), 5.000%, 5/1/22	389,224
Shares		Value
Municipal Bonds (Continued)

Total Municipal Bonds (Cost $11,024,862)		10,709,830

Cash Equivalents—0.1%
6,919	Fidelity Institutional Tax-Exempt Portfolio, 4.910% (a)	$6,919

Total Cash Equivalents (Cost $6,919)		6,919

Total Investments (Cost $11,031,781) — 98.3%		10,716,749

Other Assets in Excess of Liabilities — 1.7%		190,197

Net Assets — 100.0%		$10,906,946

(a)		Rate disclosed is the seven day yield as of September 30, 2008.
AMBAC		American Municipal Bond Assurance Corp.
FGIC		Financial Guaranty Insurance Co.
FSA		Financial Security Assurance
G.O.		General Obligation
Ins.		Insured
MBIA		Municipal Bond Insurance Association
Q-SBLF		Qualified School Bond Loan Fund
See Notes to Portfolio of Investments.

Huntington Mortgage Securities Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Principal Amount		Value
U.S. Government Mortgage Backed Agencies—78.9%
Federal Home Loan Mortgage Corporation –— 31.9%
$99,280	REMIC Series 2399, Class EC, 5.500%, 1/15/09	$99,626
216,510	Series 2548, Class HA, 4.500%, 1/15/10	217,006
411,743	Pool # M80927, 5.000%, 7/1/11	419,349
21,333	Pool # E65142, 6.500%, 7/1/11	22,104
720,202	Pool # M81004, 5.000%, 1/1/13	730,114
1,333,192	REMIC Series 2584, Class LE, 4.000%, 12/15/13	1,328,762
679,223	Pool # J03237, 5.500%, 8/1/16	691,116
2,000,000	Series 2780, Class QC, 4.500%, 3/15/17	2,008,587
1,127,768	Series 3322, Class LA, 5.250%, 4/15/17	1,135,758
1,181,216	Series 2770, Class TC, 4.000%, 1/15/18	1,170,270
319,867	Pool # E96459, 5.000%, 5/1/18	320,411
107,778	Pool # C90237, 6.500%, 11/1/18	111,900
1,039,895	Series 3046, Class YA, 5.000%, 2/15/19	1,045,318
1,000,000	Series 2541, Class VL, 5.500%, 11/15/20	1,004,129
627,019	Pool # G12297, 6.000%, 7/1/21	638,773
1,000,000	Series 2571, Class VP, 5.500%, 7/15/21	995,705
1,000,000	REMIC Series 2543, Class PQ, 5.500%, 4/15/22	1,007,047
780,909	Pool # C90779, 5.000%, 1/1/24	772,623
497,176	Series 2847, Class NC, 4.000%, 1/15/24	497,038
815,393	Pool # C90859, 5.500%, 10/1/24	817,806
1,000,000	Series 2676, Class PG, 5.500%, 1/15/29	1,026,000
307,921	Pool # C00730, 6.000%, 3/1/29	313,973
2,000,000	REMIC Series 2553, Class AE, 5.500%, 9/15/29	2,020,458
1,000,000	Series 2672, Class GH, 5.500%, 8/15/31	991,379
1,000,000	Series 2802, Class MB, 5.500%, 11/15/31	993,596
771,390	Series 2976, Class HP, 4.500%, 1/15/33	767,112
1,026,501	Pool # A15284, 5.500%, 10/1/33	1,024,270
1,122,580	Pool # G08005, 5.500%, 8/1/34	1,119,088
787,704	Pool # 1G0865, 4.908%, 7/1/35	792,459
1,209,376	Series 3002, Class CA, 5.000%, 7/15/35	1,208,109
765,824	Pool # G08168, 6.000%, 12/1/36	776,089
904,071	Pool # A55565, 6.000%, 12/1/36	916,190
1,145,904	Pool # G03498, 5.500%, 11/1/37	1,140,907

		28,123,072

Federal National Mortgage Association –— 38.9%
239,571	Series 1994-23, Class PK, 6.000%, 5/25/10	241,788
389,661	Pool # 254955, 4.000%, 10/1/10	388,627
1,000,000	5.500%, 12/25/16	1,018,804
421,468	Pool # 254486, 5.000%, 9/1/17	423,448
489,717	Pool # 663808, 5.000%, 11/1/17	492,017
661,112	Pool # 684488, 5.000%, 12/1/17	664,217
2,126,562	Series 2004-45, Class VD, 4.500%, 3/25/18	2,117,800
Principal Amount		Value
U.S. Government Mortgage Backed Agencies (Continued)
$863,984	Pool # 693256, 5.000%, 4/1/18	$866,961
602,270	Pool # 254720, 4.500%, 5/1/18	593,601
521,948	Pool # 786729, 5.500%, 8/1/19	529,129
500,863	Series 2006-4, Class A, 6.000%, 11/25/22	511,240
665,769	Series 2003-38, Class TC, 5.000%, 3/25/23	662,239
712,763	Pool # 254831, 5.000%, 8/1/23	701,596
1,465,914	Pool # 254908, 5.000%, 9/1/23	1,442,948
1,361,047	Pool # 254911, 5.000%, 10/1/23	1,339,723
585,722	Pool # 255320, 5.000%, 7/1/24	576,246
1,796,151	Pool # 255711, 5.500%, 4/1/25	1,801,800
674,012	Pool # 357771, 5.000%, 5/1/25	662,500
1,608,758	Pool # 256116, 6.000%, 2/1/26	1,635,580
2,000,000	Series 2004-45, Class NC, 5.500%, 11/25/28	2,036,206
736,843	Series 1999-13, Class PH, 6.000%, 4/25/29	757,979
193,276	Pool # 602879, 6.000%, 11/1/31	196,954
1,000,000	Series 2003-53, Class JL, 5.000%, 12/25/31	981,669
1,000,000	Series 2003-92, Class KH, 5.000%, 3/25/32	987,034
1,612,345	Pool # 729535, 5.500%, 7/1/33	1,612,872
201,887	Pool # 748422, 6.000%, 8/1/33	205,476
1,586,659	Pool # 786457, 5.279%, 7/1/34	1,614,322
1,346,522	Pool # 783793, 6.000%, 7/1/34	1,368,359
594,453	Pool # 806715, 5.500%, 1/1/35	594,090
422,987	Pool # 814261, 6.000%, 1/1/35	429,846
1,374,151	Pool # 735224, 5.500%, 2/1/35	1,374,600
543,991	Pool # 836450, 6.000%, 10/1/35	551,878
1,177,229	Pool # 845573, 5.611%, 2/1/36	1,203,007
917,839	Pool # 745511, 5.000%, 4/1/36	895,358
1,535,423	Pool # 745418, 5.500%, 4/1/36	1,533,525
728,154	Pool # 888029, 6.000%, 12/1/36	738,483
779,561	Pool # 907484, 6.000%, 1/1/37	790,576

		34,542,498

Government National Mortgage Association –— 8.1%
1,062,882	Pool # 683915, 5.000%, 1/15/23	1,075,514
3,173,927	Pool # 605653, 5.500%, 8/15/34	3,184,970
1,941,264	Pool # 3637, 5.500%, 11/20/34	1,940,175
992,413	Pool # 676974, 5.500%, 5/15/38	995,090
Principal Amount or Shares		Value
U.S. Government Mortgage Backed Agencies (Continued)

		$7,195,749

Total U.S. Government Mortgage Backed Agencies (Cost $69,734,519)		69,861,319

Common Stocks—9.6%
Real Estate Investment Trusts— 9.6%
9,700	Acadia Realty Trust	245,216
4,000	Alexandria Real Estate Equities, Inc.	452,320
4,000	AMB Property Corp.	181,200
2,000	American Campus Communities, Inc.	67,760
4,500	Boston Properties, Inc.	421,470
3,000	Brandywine Realty Trust (a)	48,090
2,000	Camden Property Trust	91,720
4,000	Corporate Office Properties Trust	161,400
4,200	Developers Diversified Realty Corp.	133,098
10,000	Digital Reality Trust, Inc. (a)	472,500
16,000	Douglas Emmett, Inc.	369,120
2,000	Duke Realty Corp.	49,160
3,000	DuPont Fabros Technology, Inc.	45,750
6,500	EastGroup Properties, Inc.	315,510
2,500	Equity Lifestyle Properties, Inc.	132,575
6,000	Equity Residential	266,460
3,500	Essex Property Trust, Inc.	414,155
500	Federal Realty Investment Trust	42,800
6,000	General Growth Properties, Inc.	90,600
9,000	HCP, Inc.	361,170
3,500	Healthcare Realty Trust, Inc.	102,025
7,000	Home Properties, Inc. (a)	405,650
5,500	Host Hotels & Resorts, Inc.	73,095
7,600	Kimco Realty Corp.	280,744
8,000	Mack-Cali Realty Corp.	270,960
15,500	National Retail Properties, Inc. (a)	371,225
6,000	Pennsylvania Real Estate Investment Trust	113,100
2,386	ProLogis Trust	98,470
1,800	Public Storage, Inc.	178,218
7,000	Realty Income Corp. (a)	179,200
1,500	Regency Centers Corp.	100,035
2,000	Simon Property Group, Inc.	194,000
2,903	SL Green Realty Corp.	188,115
4,000	Tanger Factory Outlet Centers, Inc.	175,160
2,600	The Macerich Co.	165,490
10,000	U-Store-It Trust	122,700
5,900	UDR, Inc. (a)	154,285
9,500	Ventas, Inc.	469,490
3,800	Vornado Realty Trust	345,610
5,000	Washington Real Estate Investment Trust	183,150

Total Common Stocks (Cost $6,641,515)		8,532,796

U.S. Government Agencies—2.8%
1,000,000	Federal Home Loan Bank, 4.250%, 3/9/18	953,547
500,000	Federal Home Loan Mortgage Corporation, 4.500%, 4/2/14	507,031
Principal Amount or Shares		Value
U.S. Government Agencies (Continued)
$1,000,000	Federal National Mortgage Association, 5.000%, 3/2/15	$1,024,904

Total U.S. Government Agencies (Cost $2,482,293)		2,485,482

Preferred Stocks—0.4%
Real Estate Investment Trusts— 0.4%
4,000	Simon Property Group, Inc., 6.000%	314,720

Total Preferred Stocks (Cost $283,980)		314,720

Collateralized Mortgage Obligations—4.3%
2,241,498	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	2,081,384
671,190	Federal Home Loan Bank, 4.800%, 2/25/13	672,446
992,438	Government National Mortgage Association, 5.000%, 7/15/23	1,004,232

Total Collateralized Mortgage Obligations (Cost $3,899,718)		3,758,062

Cash Equivalents—3.7%
3,273,889	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	3,273,889

Total Cash Equivalents (Cost $3,273,889)		3,273,889

Short-Term Securities Held As Collateral For Securities Lending—1.6%
	Pool of various securities for the Huntington Funds	1,443,512

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $1,443,512)		1,443,512

Total Investments (Cost $87,759,426) — 101.3%		89,669,780

Liabilities in Excess of Other Assets — (1.3)%		(1,126,036)

Net Assets — 100.0%		$88,543,744

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Rate disclosed is the seven day yield as of September 30, 2008.
(c)	Investment in affiliate.

See Notes to Portfolio of Investments.

Huntington Ohio Tax-Free Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Principal Amount		Value
Municipal Bonds—97.9%
Ohio— 97.9%
$50,000	Akron, OH, Hospital Improvements Revenue, (FSA Ins.), 5.250%, 11/15/15	$52,359
70,000	Akron, OH, Pension Funding Refunding Revenue, (AMBAC Ins.), 5.250%, 12/1/18	71,630
335,000	Akron, OH, Water Utility Improvements Revenue, (MBIA Ins.), 5.250%, 12/1/17	346,859
105,000	Bowling Green State University, OH, General Receipts Revenue, (AMBAC Ins.), 5.250%, 6/1/19	106,990
200,000	Butler County, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/16	211,372
170,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/20	168,596
300,000	Butler County, OH, Sewer Systems Revenue, (FSA Ins.), 5.000%, 12/1/19	311,163
200,000	Butler County, OH, Waterworks Revenue, (AMBAC Ins.), 5.000%, 12/1/21	194,906
200,000	Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/19	207,544
355,000	Cincinnati, OH, Water System Revenue, 5.000%, 12/1/19	361,770
85,000	Cleveland, OH, G.O., (MBIA Ins.), 5.500%, 12/1/13	90,610
500,000	Cleveland, OH, Public Power System Revenue, Series A, (FGIC Ins.), 5.000%, 11/15/16	526,895
80,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.250%, 12/1/14	84,296
400,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	405,820
335,000	Cleveland, OH, State University Revenue, (FGIC Ins.), 5.000%, 6/1/17	341,345
100,000	Cleveland, OH, Waterworks Refunding Revenue, Series G, (MBIA Ins.), 5.500%, 1/1/13	104,795
75,000	Columbus, OH, G.O., Series A, 5.000%, 6/15/13	80,303
500,000	Columbus, OH, Refunding, G.O., Series C, 5.000%, 7/15/16	531,555
270,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/17	275,835
250,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/20	249,555
160,000	Columbus, OH, Tax Increment Financing Revenue, Series A, (AMBAC Ins.), 4.750%, 12/1/18	161,891
535,000	Crawford County, OH, Unrefunded, G.O., (AMBAC Ins.), 4.750%, 12/1/19	533,133
435,000	Delaware County, OH, G.O., (MBIA Ins.), 5.000%, 12/1/18	446,919
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$360,000	Fairfield, OH, Local School District, G.O., (FSA Ins.), 4.250%, 12/1/18	$360,968
190,000	Fairfield, OH, Union Local School District, G.O., Series A, (FSA Ins.), 4.250%, 12/1/19	188,490
160,000	Fairfield, OH, Union Local School District, G.O., Series A, (FSA Ins.), 4.250%, 12/1/20	156,424
150,000	Fairless, OH, Local School District, G.O., (FSA Ins.), 5.000%, 12/1/21	150,227
115,000	Field, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/18	118,537
65,000	Field, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	66,323
155,000	Forest Hills, OH, Local School District Revenue, (FSA Ins.), 4.750%, 12/1/16	160,437
190,000	Franklin County, OH, Municipal Facilities Improvements, G.O., (MBIA Ins.), 4.650%, 12/1/15	194,461
35,000	Gallia County, OH, Local School District, G.O., (FSA Ins.), 4.500%, 12/1/20	33,313
340,000	Greater Cleveland, OH, Regulatory Transportation Authority, G.O., (FGIC Ins.), 5.000%, 12/1/15	359,887
540,000	Greene County, OH, Refunding, G.O., Series A, (AMBAC Ins.), 5.000%, 12/1/19	552,965
450,000	Greene County, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 12/1/18	457,825
275,000	Greene County, OH, Water & Sewer Revenue, (FSA Ins.), 5.000%, 12/1/21	275,415
200,000	Hamilton County, OH, Sewer System Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	203,472
405,000	Hamilton County, OH, Sewer System Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/22	403,753
250,000	Hudson City, OH, Recreational Facilities Improvements, G.O., 5.000%, 12/1/14	255,862
250,000	Kettering, OH, City School District, Refunding, G.O., (FSA Ins.), 5.000%, 12/1/15	266,047
1,000,000	Kettering, OH, G.O., 4.750%, 12/1/22	952,870
95,000	Keystone, OH, Local School District, G.O., (FSA Ins.), 5.000%, 12/1/19	96,965
285,000	Lakewood, OH, City School District, G.O., (FSA Ins.), 5.000%, 12/1/18	295,331
250,000	Lakota, OH, Local School District, G.O., (FGIC Ins.), 5.050%, 12/1/13	253,373
100,000	Licking County, OH, Joint Vocational School District, G.O., (MBIA Ins.), 5.375%, 12/1/14	106,083
400,000	Lorain County, OH, Hospital Revenue, Series A, 5.750%, 10/1/18	412,708
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$460,000	Lucas County, OH, Hospital Refunding Revenue, (AMBAC Ins.), 5.000%, 11/15/11	$475,649
435,000	Madison, OH, Local School District Refunding, G.O., (FSA Ins.), 4.000%, 12/1/17	425,830
50,000	Mahoning County, OH, Hospital Facilities Revenue, Series A, (MBIA Ins.), 5.000%, 11/15/17	46,741
500,000	Mahoning County, OH, Sewer Systems, Refunding Revenue, (AMBAC Ins.), 5.200%, 12/1/14	517,500
1,010,000	Marysville, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/16	1,051,612
600,000	Medina County, OH, Library District, G.O., (FGIC Ins.), 5.250%, 12/1/20	611,076
250,000	Miami County, OH, G.O., 4.875%, 12/1/10	253,530
500,000	Middletown, OH, G.O., (FSA Ins.), 5.000%, 12/1/21	499,010
50,000	Montgomery County, OH, Public Improvements, G.O., 5.500%, 12/1/13	51,693
250,000	Montgomery County, OH, Water Refunding Revenue, (AMBAC Ins.), 5.375%, 11/15/16	262,047
50,000	Mount Vernon, OH, City Schools Refunding, G.O., (FSA Ins.), 5.000%, 12/1/17	52,094
25,000	New Albany Plain, Local School District, G.O., (FGIC Ins.), 5.500%, 12/1/18	27,088
100,000	Norwalk, OH, Refunding, G.O., 5.600%, 4/1/10	100,159
1,000,000	Ohio Municipal Electric Generation Agency Refunding Revenue, (AMBAC Ins.), 5.000%, 2/15/17	1,024,990
60,000	Ohio State Building Authority Refunding Revenue, Series A, (FGIC Ins.), 5.000%, 4/1/11	62,746
65,000	Ohio State Building Authority Revenue, Series A, (FSA Ins.), 5.500%, 4/1/15	68,846
1,400,000	Ohio State Building Authority Revenue, Series A, (FSA Ins.), 4.750%, 4/1/21	1,384,404
125,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins.), 5.500%, 10/1/14	132,085
150,000	Ohio State Building Authority State Facilities Revenue, Series A, 5.000%, 4/1/16	155,739
500,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins.), 4.750%, 4/1/20	501,200
140,000	Ohio State Community Schools, G.O., Series B, 5.000%, 9/15/18	143,333
100,000	Ohio State Community Schools, G.O., Series B, (FSA Ins.), 5.000%, 9/15/18	102,769
175,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/15	183,740
700,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/17	723,450
Principal Amount		Value
Municipal Bonds (Continued)
Ohio (Continued)
$25,000	Ohio State Highway Improvements Revenue, 5.000%, 2/15/17	$25,518
150,000	Ohio State Parks & Recreation Revenue, Series II-A, (FSA Ins.), 5.000%, 12/1/17	155,790
250,000	Ohio State Revitalization Revenue Project, Series A, (AMBAC Ins.), 5.000%, 4/1/21	244,998
450,000	Ohio State Turnpike Commission Revenue, 5.500%, 2/15/20	457,542
100,000	Ohio State University Cultural & Sports Capital Facilities Refunding Revenue, Series A, (FSA Ins.), 5.000%, 4/1/17	104,333
30,000	Ohio State Water Development Authority Refunding Revenue, 5.250%, 6/1/11	31,784
685,000	Ohio State, Public Improvements, G.O., Series A, 5.000%, 3/1/18	704,331
1,040,000	Shaker Heights, OH, Urban Renewal Refunding, G.O., (AMBAC Ins.), 5.000%, 12/1/17	1,072,833
200,000	Sidney, OH, City School District, G.O., (FGIC Ins.), 5.000%, 12/1/12	211,304
980,000	Southwest Licking, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	992,289
130,000	Springfield, OH, G.O., (FGIC Ins.), 5.500%, 12/1/17	133,725
325,000	Strongsville, OH, Library Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/15	334,253
235,000	Swanton, OH, Local School District, School Improvement, G.O., (FGIC Ins.), 4.900%, 12/1/15	237,806
500,000	Teays Valley, Local School District, School Facilities Construction & Improvement, G.O., (FGIC Ins.), 5.150%, 12/1/14	527,255
700,000	Toledo, OH, Waterworks Revenue, (MBIA Ins.), 5.000%, 11/15/19	704,963
415,000	Troy, OH, Capital Facilities, G.O., 6.250%, 12/1/11	436,870
550,000	Troy, OH, G.O., 4.750%, 12/1/22	535,040
350,000	Trumbull County, OH, Public Improvements Refunding, G.O., (MBIA Ins.), 5.125%, 12/1/13	370,968
655,000	Twinsburg, OH, Recreational Facilities Improvements, G.O., (FGIC Ins.), 5.500%, 12/1/17	684,062
300,000	University of Cincinnati, OH, Certificate Participation, (MBIA Ins.), 5.100%, 6/1/11	315,042
1,000,000	University of Cincinnati, OH, Certificate Participation, (MBIA Ins.), 5.000%, 6/1/15	1,057,320
1,000,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	1,023,820
890,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/19	897,414
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	300,990
Principal Amount or Shares		Value
Municipal Bonds (Continued)
Ohio (Continued)
$500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/22	$491,230
50,000	Warren County, OH, Waterworks Refunding Revenue, (FSA Ins.), 5.000%, 12/1/15	52,576
650,000	Washington Court House, OH, School Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/19	634,751

Total Municipal Bonds (Cost $34,650,372)		33,784,015

Cash Equivalents—0.8%
285,251	Fidelity Institutional Tax-Exempt Portfolio, 4.910% (a)	285,251

Total Cash Equivalents (Cost $285,251)		285,251

Total Investments (Cost $34,935,624) — 98.7%		34,069,266

Other Assets in Excess of Liabilities — 1.3%		447,894

Net Assets — 100.0%		$34,517,160

(a)	Rate disclosed is the seven day yield as of September 30, 2008.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
G.O.	General Obligation
Ins.	Insured
MBIA	Municipal Bond Insurance Association

See Notes to Portfolio of Investments.

Huntington Short/Intermediate Fixed Income Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Principal Amount		Value
Corporate Bonds—70.7%
Consumer Discretionary— 7.5%
$1,500,000	CSX Corp., 6.750%, 3/15/11	$1,532,895
1,000,000	Fortune Brands, Inc., 5.125%, 1/15/11	1,004,747
1,000,000	McDonald's Corp., 4.300%, 3/1/13	988,044
1,000,000	Nordstrom, Inc., 5.625%, 1/15/09	1,001,549
1,500,000	Union Pacific Corp., 3.875%, 2/15/09	1,478,084

		6,005,319

Consumer Staples— 3.7%
2,000,000	Kellogg Co., 5.125%, 12/3/12	1,994,298
1,000,000	Sysco Corp., 4.200%, 2/12/13	990,928

		2,985,226

Energy— 3.8%
1,000,000	BJ Services Co., 5.750%, 6/1/11	1,028,341
1,000,000	Nabors Industries Ltd., 5.375%, 8/15/12	1,000,045
1,000,000	Premcor Refining Group, 6.125%, 5/1/11	1,012,802

		3,041,188

Financials— 23.2%
1,000,000	American Express Co., 5.250%, 9/12/11	931,988
1,500,000	Bank of America Corp., 5.375%, 8/15/11	1,449,333
2,000,000	Caterpillar Financial Services Corp., 5.125%, 10/12/11	2,009,426
1,500,000	CIT Group, Inc., 5.800%, 7/28/11	974,739
1,500,000	Citigroup, Inc., 5.125%, 2/14/11	1,400,179
1,500,000	General Electric Capital Corp., 5.250%, 10/19/12	1,410,235
1,500,000	Goldman Sachs Group, Inc., 5.700%, 9/1/12	1,292,094
2,000,000	HSBC Finance Corp., 4.800%, 6/15/10	1,928,976
1,500,000	International Lease Finance Corp., 5.450%, 3/24/11	1,125,182
1,000,000	Key Bank N.A., 5.500%, 9/17/12	780,391
590,910	Marshall & Ilsley Corp., 2.900%, 8/18/09	575,641
2,000,000	MetLife Global Funding I, 5.125%, 11/9/11 (a)	2,031,916
1,500,000	Principal Life, Inc., 5.150%, 9/30/11	1,543,497
1,000,000	Shell International Finance Corp., 4.950%, 3/22/12	1,023,450

		18,477,047

Health Care— 2.5%
2,000,000	Quest Diagnostics, Inc., 5.125%, 11/1/10	2,017,010

		2,017,010

Industrials— 3.8%
1,000,000	Eaton Corp., 4.900%, 5/15/13	975,772
1,000,000	General Dynamics Corp., 4.500%, 8/15/10	1,014,853
Principal Amount		Value
Corporate Bonds (Continued)
Industrials (Continued)
$1,000,000	Johnson Controls, Inc., 5.250%, 1/15/11	$1,011,505

		3,002,130

Materials— 1.3%
1,000,000	Nucor Corp., 5.000%, 12/1/12	1,001,048

		1,001,048

Real Estate Investment Trusts— 4.3%
2,000,000	Camden Property Trust, 4.375%, 1/15/10	1,938,706
1,500,000	Duke Realty Corp., 5.625%, 8/15/11	1,465,641

		3,404,347

Technology— 8.2%
1,000,000	Cisco Systems, Inc., 5.250%, 2/22/11	1,020,833
1,000,000	Dell, Inc., 4.700%, 4/15/13	963,222
1,500,000	Hewlett-Packard Co., 5.250%, 3/1/12	1,518,504
2,000,000	Oracle Corp., 4.950%, 4/15/13	1,993,544
1,000,000	Raytheon Co., 5.500%, 11/15/12	1,019,265

		6,515,368

Telecommunications— 4.9%
2,000,000	AT&T, Inc., 4.950%, 1/15/13	1,916,000
1,000,000	Comcast Corp., 5.500%, 3/15/11	981,926
1,000,000	GTE North, Inc., 5.650%, 11/15/08	1,001,000

		3,898,926

Utilities— 7.5%
1,500,000	Dominion Resources, Inc., 4.750%, 12/15/10	1,492,665
1,000,000	Emerson Electric Co., 4.625%, 10/15/12	1,000,894
1,000,000	Exelon Generation Co. LLC, 6.950%, 6/15/11	1,012,670
1,500,000	FPL Group Capital, Inc., 5.350%, 6/15/13	1,501,965
1,000,000	Georgia Power Co., 4.000%, 1/15/11	991,690

		5,999,884

Total Corporate Bonds (Cost $58,584,577)		56,347,493

U.S. Government Agencies—23.2%
Federal Farm Credit Bank –— 4.9%
2,000,000	3.400%, 2/7/13	1,949,862
2,000,000	4.150%, 2/13/13	1,989,686

		3,939,548

2,000,000	Federal Home Loan Bank, 2.375%, 5/27/09	1,989,448
Federal Home Loan Mortgage Corporation –— 7.0%
2,000,000	3.200%, 6/10/10	1,991,836
2,000,000	4.750%, 1/18/11	2,067,778
1,500,000	5.250%, 10/6/11	1,500,487

		5,560,101

Federal National Mortgage Association –— 8.8%
1,000,000	3.850%, 4/14/09	1,002,542
2,000,000	3.375%, 6/10/10	2,004,244
2,000,000	3.550%, 6/16/10	2,008,316
2,000,000	3.400%, 4/16/12	1,977,592
Shares		Value
U.S. Government Agencies (Continued)

		6,992,694

Total U.S. Government Agencies (Cost $18,471,739)		18,481,791

Cash Equivalents—4.7%
3,699,593	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	$3,699,593

Total Cash Equivalents (Cost $3,699,593)		3,699,593

Total Investments (Cost $80,755,909) — 98.6%		78,528,877

Other Assets in Excess of Liabilities — 1.4%		1,151,777

Net Assets — 100.0%		$79,680,654

(a)
Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2008.
LLC	Limited Liability Co.

See Notes to Portfolio of Investments.

 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

The cost basis of investment for federal income tax purposes at September 30, 2008 was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities*	Appreciation	Depreciation	(Depreciation)
Money Market Fund	$1,126,538,521	$-	$(311)	$(311)
Ohio Municipal Money Market Fund	249,083,614	-	-	-
Tax-Free Money Market Fund	97,335,935	-	-	-
U.S. Treasury Money Market Fund	840,452,232	-	(12,635)	(12,635)
Dividend Capture Fund	123,673,052	2,520,727	(27,398,500)	(24,877,773)
Growth Fund	173,146,795	30,463,312	(12,941,691)	(17,521,621)
Income Equity Fund	145,236,477	12,303,563	(18,974,812)	(6,671,249)
International Equity Fund	268,038,943	30,629,718	(32,021,444)	(1,391,726)
Macro 100 Fund	22,617,508	1,003,510	(2,395,666)	(1,392,156)
Mid Corp America Fund	118,231,397	41,914,545	(8,335,276)	33,579,269
New Economy Fund	104,618,384	3,121,679	(20,472,483)	(17,350,804)
Real Strategies Fund	93,354,973	189,788	(21,906,359)	(21,716,571)
Rotating Markets Fund	62,962,003	927,005	(5,200,699)	(4,273,694)
Situs Fund	162,956,638	20,148,820	(23,782,522)	(3,633,702)
Technical Opportunities Fund	8,455,320	119,158	(471,301)	(352,143)
Fixed Income Fund	187,233,465	4,287,756	(6,837,108)	(2,549,352)
Intermediate Government Income Fund	112,589,758	1,543,094	(584,569)	958,525
Michigan Tax-Free Fund	11,031,789	45,420	(360,460)	(315,040)
Mortgage Securities Fund	87,778,515	2,715,007	(823,742)	1,891,265
Ohio Tax-Free Fund	34,935,624	105,660	(972,018)	(866,358)
Short/Intermediate Fixed Income Fund	80,755,909	312,665	(2,539,697)	(2,227,032)

* The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

The Huntington Funds (the "Trust") was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2008, the Trust operated 32 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Money Market Fund (“Money Market Fund”)	Trust, A, B & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Trust & A
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Trust & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Trust & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Trust, A & B
Huntington Growth Fund (“Growth Fund”)	Trust, A & B
Huntington Income Equity Fund (“Income Equity Fund”)	Trust, A & B
Huntington International Equity Fund (“International Equity Fund”)	Trust, A & B
Huntington Macro 100 Fund (“Macro 100 Fund”)	Trust, A & B
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Trust, A & B
Huntington New Economy Fund (“New Economy Fund”)	Trust, A & B
Huntington Real Strategies Fund (“Real Strategies Fund”)	Trust, A & B
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Trust, A & B
Huntington Situs Fund (“Situs Fund”), formerly the Situs Small Cap Fund**	Trust, A & B
Huntington Technical Opportunities Fund (“Technical Opportunities Fund”)	Trust, A & B
Huntington Fixed Income Securities Fund (“Fixed Income Fund”)	Trust, A & B
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Trust, A & B
Huntington Michigan Tax-Free Fund (“Michigan Tax-Free Fund”)	Trust, A & B
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Trust, A & B
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Trust, A & B
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Fund”)	Trust & A
  * Each class of shares has exclusive voting rights with respect to matters that affect just that class. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.
** On January 24, 2008, the Huntington Situs Small Cap Fund changed its name to the Huntington Situs Fund. The Situs Fund changed its name in connection with its changes in investment strategy to focus on situs or geographical location, regardless of the market capitalization.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations
The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value.  Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing the NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available.  Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange.  Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below.  U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded.  Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available.  In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at their “fair value.”  In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”).  When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following:  dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt.  The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue.  With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate their NAV when a market price is not readily available, such as when:  (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ investment adviser, Huntington Asset Advisors, Inc. (“Advisor”), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed.  An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.  Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE.  For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE.  For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events.  Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE.  For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.  Since International Equity Fund  invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology.  Since Real Strategies Fund, Rotating Markets Fund, Situs Fund and Technical Opportunities Fund invest some of their assets in foreign securities, they may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.  In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.  Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.
One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy.  The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 - quoted prices in active markets for identical assets.
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2008:

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund Name	in Securities	Investments*	in Securities	Investments*	in Securities	Investments*	in Securities	Investments*
Money Market Fund	$ 5,000,000	$ -	$ 1,121,538,210	$ -	$ -	$ -	$1,126,538,210	$ -
Ohio Municipal Money Market Fund	$ 3,687,903	$ -	$ 245,395,711	$ -	$ -	$ -	$ 249,083,614	$ -
Tax-Free Money Market Fund	$ 5,003,800	$ -	$ 92,332,135	$ -	$ -	$ -	$ 97,335,935	$ -
U.S Treasury Money Market Fund	$ -	$ -	$ 840,439,597	$ -	$ -	$ -	$ 840,439,597	$ -
Dividend Capture Fund	$ 86,970,731	$ -	$ 11,824,548	$ -	$ -	$ -	$ 98,795,279	$ -
Growth Fund	$178,290,567	$ -	$ 12,377,849	$ -	$ -	$ -	$ 190,668,416	$ -
Income Equity Fund	$123,743,104	$ -	$ 14,800,624	$ -	$ -	$ -	$ 138,543,728	$ -
International Equity Fund	$ 64,384,409	$ -	$ 202,262,808	$ -	$ -	$ -	$ 266,647,217	$ -
Macro 100 Fund	$ 21,096,852	$ -	$ -	$ -	$ -	$ -	$ 21,096,852	$ -
Mid Corp America Fund	$130,357,326	$ -	$ 21,453,340	$ -	$ -	$ -	$ 151,810,666	$ -
New Economy Fund	$ 70,857,482	$ -	$ 16,089,863	$ -	$ -	$ -	$ 86,947,345	$ -
Real Strategies Fund	$ 61,125,336	$ -	$ 9,257,506	$ -	$ -	$ -	$ 70,382,842	$ -
Rotating Markets Fund	$ 43,002,975	$ -	$ 15,685,334	$ -	$ -	$ -	$ 58,688,309	$ -
Situs Fund	$ 115,822,079	$ -	$ 43,500,857	$ -	$ -	$ -	$ 159,322,936	$ -
Technical Opportunities Fund	$ 7,526,137	$ -	$ 577,040	$ -	$ -	$ -	$ 8,103,177	$ -
Fixed Income Fund	$ 4,337,519	$ -	$ 180,346,594	$ -	$ -	$ -	$ 184,684,113	$ -
Intermediate Government Income Fund	$ 2,226,046	$ -	$ 111,322,237	$ -	$ -	$ -	$ 13,548,283	$ -
Michigan Tax-Free Fund	$ 6,919	$ -	$ 10,709,830	$ -	$ -	$ -	$ 10,716,749	$ -
Mortgage Securities Fund	$ 12,121,405	$ -	$ 77,548,375	$ -	$ -	$ -	$ 89,669,780	$ -
Ohio Tax-Free Fund	$ 285,251	$ -	$ 33,784,015	$ -	$ -	$ -	$ 34,069,266	$ -
Short/Intermediate Fixed Income Fund	$ 3,699,593	$ -	$ 74,829,284	$ -	$ -	$ -	$ 78,528,877	$ -
* Other financial instruments are derivative instruments not reflected in the Portfolios of investments, such as options, which are valued at the unrealized appreciation/(depreciation) on the investment.

B. Repurchase Agreements
The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees.  It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions.  Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.  If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.  When-Issued and Delayed Transactions
The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Foreign Exchange Contracts
International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions.  International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund may also enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.   At September 30, 2008, the Funds did not have any foreign currency commitments outstanding.

E. Foreign Currency Translation
Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Written Options Contracts
Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The following is a summary of the Dividend Capture Fund’s written option activity for the period ended September 30, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	-	$ -
Options written	350	58,950
Options expired	-	-
Options closed	(248)	(43,346)
Options exercised	(102)	(15,604)
Outstanding at 9/30/2008	-	$ -

At September 30, 2008, the Dividend Capture Fund had no outstanding options:

The following is a summary of the Growth Fund’s written option activity for the period ended September 30, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	-	$ -
Options written	1,205	279,674
Options expired	(1,055)	(202,074)
Options closed	-	-
Options exercised	(150)	(77,550)
Outstanding at 9/30/2008	-	$ -

At September 30, 2008, the Growth Fund had no outstanding options

The following is a summary of the Income Equity Fund’s written option activity for the period ended September 30, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	1,746	$360,940
Options written	-	-
Options expired	(1,746)	(360,940)
Options closed	-	-
Options exercised	-	-
Outstanding at 9/30/2008	-	$-

At September 30, 2008, Income Equity Fund had no outstanding options:

The following is a summary of the Macro Fund’s written option activity for the period ended September 30, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	-	$-
Options written	440	117,979
Options expired	-	-
Options closed	-	-
Options exercised	-	-
Outstanding at 9/30/2008	440	$117,979

At September 30, 2008, the Macro Fund’s had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Cisco Sysyems Inc.	Call	October 2008	22	100	$12,850	$11,550
Citigroup Inc.	Call	October 2008	15	100	60,250	(26,050)
Devon Energy Corp.	Put	October 2008	100	100	21,800	(12,461)
J & J Dyson Plc.	Call	October 2008	70	100	5,125	6,725
Medtronic Inc.	Call	November 2008	55	100	130	4,240
Procter & Gamble Hygiene & Health Care Ltd.	Call	January 2009	70	100	18,750	(900)
Procter & Gamble Hygiene & Health Care Ltd.	Call	October 2008	70	100	7,625	2,725
Verizon Communication Inc.	Call	January 2009	35	100	800	3,650
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(10,521)

The following is a summary of the New Economy Fund’s written option activity for the period ended September 30, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	-	$-
Options written	1,289	1,658,160
Options expired	(50)	(116,349)
Options closed	(520)	(654,607)
Options exercised	(400)	(490,935)
Outstanding at 9/30/2008	319	$396,269

At September 30, 2008, the New Economy Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
CF Industries Holdings Inc.	Call	November 2008	$90	85	$ 128,775	$ (13,703)
Potash Corp.	Call	November 2008	140	86	126,420	16,941
Research In Motion Ltd.	Call	October 2008	110	80	440	62,120
United States Steel Corp.	Call	November 2008	80	68	64,600	10,676
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$ 76,034

The following is a summary of the Real Strategies Fund’s written option activity for the period ended September 30, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	235	$40,884
Options written	14,936	4,132,902
Options expired	(5,840)	(1,052,837)
Options closed	(5,009)	(1,317,619)
Options exercised	(2,963)	(945,665)
Outstanding at 9/30/2008	1,359	$857,665

At September 30, 2008, the Real Strategies Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
American Water Works Co.	Call	December 2008	$22.5	230	$16,100	$3,220
Anadarko Petroleum Corp.	Put	October 2008	50	60	22,500	(5,641)
Anadarko Petroleum Corp.	Put	October 2008	55	60	42,600	(10,620)
Arch Coal Inc.	Put	April 2009	30	100	54,500	(9,189)
Boeing Co.	Put	October 2008	60	100	39,000	21,917
Consol Energy Inc.	Put	April 2009	40	100	74,500	(15,479)
James River Coal Co.	Put	December 2008	35	150	225,750	(131,702)
Oil Service Holders Trust	Put	January 2009	145	90	119,925	(59,895)
Paragon Shipping Inc.	Put	October 2008	17.5	240	217,200	(61,921)
Peabody Energy Corp.	Put	March 2009	40	100	61,000	(6,300)
DryShips Inc.	Put	October 2008	65	129	382,485	(122,285)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(397,895)

The following is a summary of the Situs Fund’s written option activity for the period ended September 30, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	-	$-
Options written	700	194,378
Options expired	(426)	(135,630)
Options closed	(100)	(19,700)
Options exercised	(174)	(39,048)
Outstanding at 9/30/2008		$-

At September 30, 2008, the Situs Fund had no outstanding options.

The following is a summary of the Technical Opportunity Fund’s written option activity for the period ended September 30, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	-	$-
Options written	3	592
Options expired	(3)	(592)
Options closed	-	-
Options exercised	-	-
Outstanding at 9/30/2008	-	$-

At September 30, 2008, the Technical Opportunity Fund had no outstanding options.

G.       Securities Lending
To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. Information on the investment of cash collateral is shown in the table that follows. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.  Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money.  There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. PFPC Trust Company (“PFPC”) serves as the sub-custodian for the securities lending program. PFPC retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of September 30, 2008, the following Funds had securities with the following market values on loan:

Fund	Market Value of Loaned Securities	Market Value of Collateral
Dividend Capture Fund	$12,034,610	$11,824,548
Growth Fund	12,209,393	12,377,849
Income Equity Fund	14,897,247	14,800,624
Mid Corp America Fund	20,901,716	21,453,340
New Economy Fund	15,407,888	15,578,866
Real Strategies Fund	6,350,752	6,417,763
Rotating Markets Fund	15,242,405	15,685,334
Situs Fund	31,346,482	32,006,446
Technical Opportunities Fund	554,874	577,040
Fixed Income Securities Fund	891,843	931,351
Intermediate Government Income Fund	211,956	218,000
Mortgage Securities Fund	1,445,969	1,443,512

As of September 30, 2008, cash collateral invested was as follows:

	Master	Money	Time
Fund	Note	Market Fund	Deposits	Total
Dividend Capture Fund	$1,064,986	$8,811,203	$1,948,359	$11,824,548
Growth Fund	3,836,834	6,942,170	1,598,845	12,377,849
Income Equity Fund	3,733,105	9,365,684	1,701,835	14,800,624
Mid Corp America Fund	-	18,566,357	2,886,983	21,453,340
New Economy Fund	1,491,894	11,558,617	2,528,355	15,578,866
Real Strategies Fund	966,760	4,292,280	1,158,723	6,417,763
Rotating Markets Fund	-	12,367,047	3,318,287	15,685,334
Situs Fund	288,585	25,003,568	6,714,293	32,006,446
Technical Opportunities Fund	81,272	426,425	69,343	577,040
Fixed Income Securities Fund	-	734,320	197,031	931,351
Intermediate Government Income Fund	-	171,881	46,119	218,000
Mortgage Securities Fund	-	1,138,132	305,380	1,443,512
H. Restricted Securities
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. Restricted and illiquid securities held by the funds at September 30, 2008 are detailed below:

	Acquisition
Issue Description	Date	Principal Amount	Cost ($)	Value ($)

Fixed Income Securities Fund:
Cinergy Global Resources, Inc., 6.200%, 11/3/2008 (a)	4/28/03	1,000,000	1,121,270	1,001,260
(a) Determined to be illiquid based upon procedures approved by the Board.

I.  Security Transactions and Related Income
During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis.  Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

J. General
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Advisor. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/07 Value	Purchases	Sales	Income	09/30/08 Value
Dividend Capture Fund	$ 538,124	$ 19,986,618	$ (20,082,502)	$ 20,395	$ 442,240
Growth Fund	6,006,198	50,018,472	(47,594,208)	156,136	8,430,462
Income Equity Fund	1,598,478	14,333,674	(15,116,842)	28,332	815,310
Macro 100 Fund	804,497	7,654,673	(8,326,782)	8,057	132,388
Mid Corp America Fund	6,424,192	28,910,718	(29,306,852)	80,719	6,028,058
New Economy Fund	10,479,574	54,573,564	(55,854,358)	128,858	9,198,780
Real Strategies Fund	5,958,210	44,533,043	(43,495,429)	142,935	6,995,824
Rotating Markets Fund	1,891,032	22,825,040	(23,291,697)	39,942	1,424,375
Situs Fund	1,760,260	40,193,240	(36,701,284)	79,074	5,252,216
Technical Opportunities Fund*	-	3,553,724	(2,471,381)	4,174	1,082,343
Fixed Income Fund	9,134,936	55,189,423	(62,108,264)	118,131	2,216,095
Intermediate Government Income Fund	2,262,283	37,161,550	(37,197,787)	45,299	2,226,046
Mortgage Securities Fund	1,460,058	15,228,313	(13,414,482)	31,819	3,273,889
Short/Intermediate Fixed Income Fund	1,704,855	36,830,243	(34,835,505)	50,343	3,699,593

 * Fund commenced operations on May 1, 2008.

THE FOLLOWING REPORT RELATES TO THE HUNTINGTON FUNDS’ VARIABLE ANNUITY PORTFOLIOS.

Huntington VA Dividend Capture Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—69.8%
Consumer Discretionary— 4.4%
11,500	CBS Corp., Class B	$167,670
10,500	Snap-on, Inc.	552,930
9,500	Sonoco Products Co.	281,960
5,500	The Stanley Works (a)	229,570
13,000	The Walt Disney Co. (a)	398,970

		1,631,100

Consumer Staples— 5.5%
17,000	Archer-Daniels-Midland Co.	372,470
5,000	General Mills, Inc.	343,600
7,000	Molson Coors Brewing Co., Class B	327,250
10,500	Reynolds American, Inc.	510,510
22,000	SUPERVALU, Inc.	477,400

		2,031,230

Energy— 2.1%
3,000	Chevron Texaco Corp.	247,440
5,000	ConocoPhillips	366,250
3,500	Eni SpA ADR	185,325

		799,015

Financials— 15.0%
11,000	ACE Ltd.	595,430
28,500	American Capital Ltd. (a)	727,035
10,500	Bank of America Corp.	367,500
7,750	Chubb Corp.	425,475
10,000	Hartford Financial Services Group, Inc.	409,900
15,500	JPMorgan Chase & Co.	723,850
7,000	M&T Bank Corp. (a)	624,750
3,000	Prudential Financial, Inc.	216,000
13,000	Regions Financial Corp. (a)	124,800
2,000	State Street Corp.	113,760
9,500	The Travelers Cos., Inc.	429,400
22,500	Wells Fargo & Co. (a)	844,425

		5,602,325

Health Care— 5.6%
8,500	AstraZeneca PLC ADR	372,980
6,000	Johnson & Johnson	415,680
11,500	Merck & Co., Inc.	362,940
24,500	Pfizer, Inc.	451,780
13,500	Wyeth	498,690

		2,102,070

Industrials— 9.3%
4,000	Caterpillar, Inc.	238,400
8,500	Cooper Industries Ltd., Class A	339,575
5,000	Eastman Chemical Co.	273,750
7,500	Eaton Corp.	421,350
4,500	Emerson Electric Co.	183,555
4,000	Illinois Tool Works, Inc.	177,800
5,000	Lockheed Martin Corp.	548,350
21,000	R.R. Donnelley & Sons Co.	515,130
7,500	Raytheon Co.	401,325
12,000	Waste Management, Inc.	377,880

		3,477,115

Materials— 0.5%
4,500	Lubrizol Corp.	194,130

Real Estate Investment Trusts— 18.8%
10,047	Apartment Investment & Management Co.	351,846
13,500	Brandywine Realty Trust (a)	216,405
26,500	Cedar Shopping Centers, Inc.	350,330
9,000	Entertainment Properties Trust	492,480
Shares		Value
Common Stocks (Continued)
Real Estate Investment Trusts (Continued)
10,500	Equity Residential	$466,305
11,000	First Industrial Realty Trust, Inc. (a)	315,480
10,000	HCP, Inc.	401,300
10,000	Highwoods Properties, Inc.	355,600
14,500	Hospitality Properties Trust	297,540
21,000	Host Hotels & Resorts, Inc.	279,090
13,000	Lexington Realty Trust (a)	223,860
14,000	Liberty Property Trust	527,100
8,000	Mack-Cali Realty Corp.	270,960
6,000	Mid-America Apartment Communities, Inc.	294,840
20,000	National Retail Properties, Inc. (a)	479,000
6,000	Nationwide Health Properties, Inc.	215,880
7,000	ProLogis Trust	288,890
6,500	Simon Property Group, Inc.	630,500
15,000	Weingarten Realty Investors (a)	535,050

		6,992,456

Technology— 3.0%
2,000	Accenture Ltd., Class A	76,000
9,000	Hewlett-Packard Co.	416,160
3,000	International Business Machines Corp. (a)	350,880
28,141	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	263,681

		1,106,721

Telecommunications— 2.6%
9,500	AT&T, Inc.	265,240
10,500	Embarq Corp.	425,775
0	FairPoint Communications, Inc.	3
8,500	Verizon Communications, Inc.	272,765

		963,783

Utilities— 3.0%
5,000	Consolidated Edison, Inc.	214,800
34,000	Duke Energy Corp.	592,620
15,500	Xcel Energy, Inc.	309,845

		1,117,265

Total Common Stocks (Cost $29,088,306)		26,017,210

Preferred Stocks—28.2%
Consumer Discretionary— 1.8%
35,000	Comcast Corp., 7.000% (a)	680,750

Financials— 20.0%
45,000	ABN AMRO Capital Funding Trust V, 5.900% (a)	403,200
27,000	American International Group, Series A-4, 6.450%	130,410
14,000	ASBC Capital I, 7.625%	251,860
21,000	BAC Capital Trust XII, 6.875% (a)	403,200
12,000	Barclays Bank PLC, Series 2, 6.625%	178,800
28,000	Citigroup Capital Trust VIII, 6.950%	468,720
4,000	Fleet Capital Trust VIII, 7.200%	71,600
12,492	Goldman Sachs Group, Inc., Series B, 6.200%	252,713
20,000	HSBC Holdings PLC, Series A, 6.200% (a)	343,000
40,000	ING Groep NV, 6.125%	480,000
20,000	JPMorgan Chase & Co., Series X, 7.000% (a)	460,000
33,000	KeyCorp Capital VIII, 7.000%	285,450
Shares		Value
Preferred Stocks (Continued)
Financials (Continued)
25,000	Merrill Lynch & Co. Capital Trust V, 7.280%	$367,500
19,846	MetLife, Inc., Series B, 6.500%	308,010
28,000	Morgan Stanley Capital Trust, 6.600%	331,800
17,000	National City Capital Trust II, 6.625%	100,300
11,914	PLC Capital Trust IV, 7.250%	162,030
8,000	Prudential Financial, Inc., 9.000%	181,200
16,278	Prudential PLC, 6.500%	175,803
32,000	RenaissanceRe Holdings Ltd., Series B, 7.300%	488,000
10,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	124,500
31,000	Royal Bank of Scotland Group PLC, Series N, 6.350%	299,150
20,000	SLM Corp., 6.000%	207,800
4,692	SunTrust Capital IX, 7.875%	82,485
30,000	The Bank of New York Mellon Corp. Capital V, 7.800%	545,400
19,000	Wells Fargo Capital Trust VIII, 5.850%	344,850

		7,447,781

Real Estate Investment Trusts— 2.7%
7,000	Duke Realty Corp., Series O, 8.375%	129,430
3,000	ProLogis Trust, Series F, 6.750%	55,200
52,000	Public Storage, Series F, 6.450%	828,880

		1,013,510

Telecommunications— 1.0%
15,000	AT&T, Inc., 6.375%	348,000

Utilities— 2.7%
24,000	BGE Capital Trust II, 6.200%	426,000
15,000	FPL Group Capital, Inc., Series A, 6.600%	314,100
11,000	Xcel Energy, Inc., 7.600%	257,400

		997,500

Total Preferred Stocks (Cost $17,326,523)		10,487,541

Mutual Funds—1.4%
Exchange Traded Funds— 1.4%
21,000	AMEX Technology SPDR (a)	413,070
1,000	S&P Depositary Receipt	116,020

Total Mutual Funds (Cost $492,614)		529,090

Cash Equivalents—1.0%
351,462	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	351,462

Total Cash Equivalents (Cost $351,462)		351,462

Short-Term Securities Held As Collateral For Securities Lending—16.0%
	Pool of various securities for the Huntington Funds	5,975,163

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $5,975,163)		5,975,163

Total Investments (Cost $53,234,069) — 116.4%		43,360,466

Liabilities in Excess of Other Assets — (16.4)%		(6,108,442)

Net Assets — 100.0%		$37,252,024

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2008.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Growth Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—97.3%
Consumer Discretionary— 9.0%
8,500	Lowe's Cos., Inc.	$201,365
7,940	McDonald's Corp.	489,898
6,800	Nike, Inc., Class B (a)	454,920
5,000	The McGraw-Hill Cos., Inc.	158,050
6,000	The TJX Cos., Inc. (a)	183,120

		1,487,353

Consumer Staples— 15.1%
4,400	Avon Products, Inc.	182,908
2,935	Colgate-Palmolive Co.	221,152
4,700	Costco Wholesale Corp.	305,171
7,640	CVS Caremark Corp.	257,162
3,180	General Mills, Inc.	218,530
6,100	Molson Coors Brewing Co., Class B	285,175
3,200	Procter & Gamble Co.	223,008
9,850	The Kroger Co. (a)	270,678
5,300	Wal-Mart Stores, Inc.	317,417
6,400	Yum! Brands, Inc.	208,704

		2,489,905

Energy— 15.4%
6,500	Anadarko Petroleum Corp.	315,315
3,550	Devon Energy Corp.	323,760
3,845	Exxon Mobil Corp.	298,603
460	First Solar, Inc. *	86,899
6,250	Halliburton Co.	202,437
3,420	Murphy Oil Corp.	219,359
3,200	Noble Energy, Inc.	177,888
8,340	Occidental Petroleum Corp.	587,553
7,200	Spectra Energy Corp.	171,360
1,500	Transocean, Inc. *	164,760

		2,547,934

Financials— 5.5%
3,200	Aflac, Inc. (a)	188,000
1,900	BlackRock, Inc.	369,550
2,800	Franklin Resources, Inc.	246,764
590	MasterCard, Inc., Class A (a)	104,625

		908,939

Health Care— 17.7%
4,725	Abbott Laboratories (a)	272,066
2,240	Alcon, Inc.	361,782
7,855	Baxter International, Inc.	515,524
2,200	C.R. Bard, Inc.	208,714
3,465	Celgene Corp. *	219,265
4,850	Express Scripts, Inc. *	358,027
9,000	Gilead Sciences, Inc. *	410,220
5,700	Teva Pharmaceutical Industries Ltd. ADR	261,003
5,775	Thermo Fisher Scientific, Inc. *(a)	317,625

		2,924,226

Industrials— 6.4%
3,175	Lockheed Martin Corp.	348,202
2,850	Tidewater, Inc.	157,776
4,000	Union Pacific Corp.	284,640
3,150	W.W. Grainger, Inc.	273,956

		1,064,574

Materials— 2.7%
1,700	Monsanto Co. (a)	168,266
3,850	Praxair, Inc.	276,199

		444,465

Real Estate Investment Trusts— 1.5%
2,800	Vornado Realty Trust	254,660
Shares		Value
Common Stocks (Continued)

Technology— 22.5%
5,200	Accenture Ltd., Class A	$197,600
4,260	Amphenol Corp., Class A	170,996
2,775	Apple Computer, Inc. *	315,406
14,300	Corning, Inc.	223,652
5,450	FLIR Systems, Inc. *	209,389
2,700	Genzyme Corp. *	218,403
380	Google, Inc., Class A *	152,198
3,800	Harris Corp.	175,560
4,962	Hewlett-Packard Co.	229,443
4,455	International Business Machines Corp.	521,057
5,900	McAfee, Inc. *	200,364
10,970	Microsoft Corp.	292,789
28,600	Oracle Corp. *	580,866
3,350	Research In Motion Ltd. *	228,805

		3,716,528

Transportation— 1.5%
2,700	Burlington Northern Santa Fe Corp.	249,561

Total Common Stocks (Cost $15,784,715)		16,088,145

Cash Equivalents—4.0%
672,547	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	672,547

Total Cash Equivalents (Cost $672,547)		672,547

Short-Term Securities Held As Collateral For Securities Lending—11.6%
	Pool of various securities for the Huntington Funds	1,919,723

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $1,919,723)		1,919,723

Total Investments (Cost $18,376,985) — 112.9%		18,680,415

Liabilities in Excess of Other Assets — (12.9)%		(2,140,286)

Net Assets — 100.0%		$16,540,129

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Rate disclosed is the seven day yield as of September 30, 2008.
(c)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt

See Notes to Portfolio of Investments.

Huntington VA Income Equity Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—99.4%
Consumer Discretionary— 6.1%
20,300	CBS Corp., Class B	$295,974
13,000	The Gap, Inc.	231,140
20,400	Time Warner, Inc. (a)	267,444
9,300	Tyco International Ltd.	325,686
4,800	Whirlpool Corp. (a)	380,592

		1,500,836

Consumer Staples— 10.7%
16,800	Archer-Daniels-Midland Co.	368,088
18,300	ConAgra Foods, Inc.	356,118
8,500	General Mills, Inc.	584,120
7,200	Molson Coors Brewing Co., Class B	336,600
21,600	SUPERVALU, Inc.	468,720
8,600	Wal-Mart Stores, Inc.	515,054

		2,628,700

Energy— 5.8%
4,600	Chevron Texaco Corp.	379,408
4,700	ConocoPhillips	344,275
3,900	Occidental Petroleum Corp.	274,755
9,900	Progress Energy, Inc. (a)	426,987

		1,425,425

Financials— 22.3%
31,600	AEGON NV	277,448
20,500	Banco Santander SA ADR	307,910
14,700	BB&T Corp. (a)	555,660
9,200	Chubb Corp.	505,080
6,100	Hartford Financial Services Group, Inc.	250,039
10,000	ING Groep NV ADR	214,000
12,900	JPMorgan Chase & Co.	602,430
29,200	Regions Financial Corp. (a)	280,320
9,000	SunTrust Banks, Inc. (a)	404,910
11,700	The Bank of New York Mellon Corp.	381,186
12,800	The Travelers Cos., Inc.	578,560
15,300	U.S. Bancorp (a)	551,106
14,300	Wells Fargo & Co. (a)	536,679

		5,445,328

Health Care— 10.9%
6,000	Abbott Laboratories (a)	345,480
7,400	Covidien Ltd.	397,824
7,900	Eli Lilly & Co.	347,837
6,600	Johnson & Johnson	457,248
29,800	Pfizer, Inc.	549,512
7,600	Sanofi-Aventis ADR	249,812
8,700	Wyeth	321,378

		2,669,091

Industrials— 18.0%
7,600	Autoliv, Inc.	256,500
6,400	Caterpillar, Inc.	381,440
10,800	Dover Corp.	437,940
5,000	Eastman Chemical Co.	273,750
6,100	Eaton Corp.	342,698
4,300	General Dynamics Corp.	316,566
15,900	Ingersoll Rand Co.	495,603
4,900	L-3 Communications Holdings, Inc.	481,768
7,900	Parker Hannifin Corp.	418,700
13,000	R.R. Donnelley & Sons Co.	318,890
3,100	Toyota Motor Corp. ADR	265,980
7,100	United Technologies Corp.	426,426

		4,416,261

Materials— 2.7%
Shares		Value
Common Stocks (Continued)

7,700	Du Pont (E.I.) de Nemours & Co.	$310,310
10,900	The Dow Chemical Co. (a)	346,402

		656,712

Real Estate Investment Trusts— 5.9%
8,200	HCP, Inc.	329,066
6,600	Health Care REIT, Inc.	351,318
14,300	Hospitality Properties Trust	293,436
13,800	Mack-Cali Realty Corp.	467,406

		1,441,226

Technology— 7.9%
9,800	Hewlett-Packard Co.	453,152
4,200	International Business Machines Corp.	491,232
12,500	Microsoft Corp.	333,625
10,600	Nokia Oyj ADR	197,690
16,500	Tyco Electronics Ltd.	456,390

		1,932,089

Telecommunications— 5.1%
10,700	AT&T, Inc.	298,744
7,400	BCE, Inc. ADR (a)	256,854
25,300	Deutsche Telecom AG ADR	385,319
28,000	Windstream Corp.	306,320

		1,247,237

Utilities— 4.0%
10,100	DTE Energy Co.	403,495
16,400	Duke Energy Corp.	285,852
18,800	NiSource, Inc.	277,488

		966,835

Total Common Stocks (Cost $26,057,955)		24,329,740

Cash Equivalents—2.2%
530,846	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	530,846

Total Cash Equivalents (Cost $530,846)		530,846

Short-Term Securities Held As Collateral For Securities Lending—15.8%
	Pool of various securities for the Huntington Funds	3,868,051

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $3,868,051)		3,868,051

Total Investments (Cost $30,456,852) — 117.4%		28,728,637

Liabilities in Excess of Other Assets — (17.4)%		(4,257,980)

Net Assets — 100.0%		$24,470,657

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Rate disclosed is the seven day yield as of September 30, 2008.
(c)	Investment in affiliate.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Huntington VA International Equity Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—86.5%
Canada— 2.0%
Energy— 2.0%
3,870	EnCana Corp.	$254,375

Finland— 1.5%
Technology— 1.5%
10,500	Nokia Oyj ADR	195,825

France— 11.9%
Consumer Discretionary— 1.5%
6,200	Vivendi	193,989

Consumer Staples— 2.6%
2,800	Groupe DANONE	198,379
9,280	Groupe DANONE ADR	130,351

		328,730

Energy— 2.1%
4,500	Total SA ADR	273,060

Financials— 2.8%
10,709	AXA ADR	349,756

Materials— 1.2%
1,400	Lafarge SA	147,708

Utilities— 1.7%
4,123	GDF Suez	215,707

		1,508,950

Germany— 5.9%
Health Care— 1.7%
5,200	Stada Arzneimittel AG	211,794

Technology— 2.7%
6,350	SAP AG ADR	339,281

Utilities— 1.5%
3,900	E.ON AG ADR	196,665

		747,740

Ireland— 1.9%
Financials— 1.9%
8,235	Allied Irish Banks PLC ADR	135,383
19,500	Anglo Irish Bank Corp. PLC	109,347

		244,730

Italy— 2.7%
Energy— 1.5%
6,600	Saipem SpA	195,238

Industrials— 1.2%
7,100	Finmeccanica SpA	152,680

		347,918

Japan— 18.6%
Consumer Discretionary— 4.1%
7,010	Honda Motor Co. Ltd. ADR	211,071
8,590	Panasonic Corp. ADR	148,865
14,575	Sharp Corp. ADR	154,584

		514,520

Consumer Staples— 2.0%
3,300	Unicharm Corp.	253,173

Financials— 2.7%
39,958	Mitsubishi UFJ Financial Group, Inc. ADR	349,233

Health Care— 2.3%
7,100	Eisai Co. Ltd.	276,030
450	Eisai Co. Ltd. ADR	17,336

		293,366

Industrials— 4.0%
2,400	FANUC Ltd.	181,055
Shares		Value
Common Stocks (Continued)
Japan (Continued)
Industrials (Continued)
3,000	KOMATSU Ltd.	$48,567
1,225	KOMATSU Ltd. ADR *	77,309
2,385	Secom Ltd. ADR	195,446

		502,377

Technology— 3.5%
6,351	Canon, Inc. ADR	239,750
500	Nintendo Co. Ltd.	208,172

		447,922

		2,360,591

Mexico— 1.7%
Materials— 1.7%
12,189	Cemex S.A.B. de C.V. ADR *	209,894

Netherlands— 4.8%
Consumer Discretionary— 1.7%
8,125	Koninklijke (Royal) Phillips Electronics NV	221,407

Financials— 1.7%
9,908	ING Groep NV ADR	212,031

Industrials— 1.4%
6,645	TNT NV ADR	182,011

		615,449

Netherlands Antilles— 1.7%
Energy— 1.7%
2,780	Schlumberger Ltd.	217,090

Norway— 1.5%
Telecommunications— 1.5%
15,332	Telenor ASA	188,584

Singapore— 3.9%
Industrials— 1.8%
41,000	Keppel Corp. Ltd.	227,714

Telecommunications— 2.1%
12,005	Singapore Telecommunications ADR	272,898

		500,612

Spain— 3.9%
Financials— 2.0%
15,750	Banco Bilbao Vizcaya Argentaria SA ADR	254,678

Telecommunications— 1.9%
3,274	Telefonica SA ADR	234,058

		488,736

Sweden— 1.8%
Industrials— 1.8%
21,500	Sandvik AB	228,291

Switzerland— 5.4%
Health Care— 3.4%
6,090	Novartis AG ADR	321,796
750	Roche Holding AG	116,946

		438,742

Materials— 2.0%
5,930	Syngenta AG ADR	250,958

		689,700

United Kingdom— 16.8%
Consumer Discretionary— 2.7%
31,750	Pearson PLC ADR	346,075

Consumer Staples— 4.0%
2,891	Cadbury PLC ADR	118,357
Shares		Value
Common Stocks (Continued)
United Kingdom (Continued)
Consumer Staples (Continued)
23,000	Tate & Lyle PLC	$157,743
11,074	Tesco PLC ADR	229,522

		505,622

Energy— 1.9%
2,650	BG Group PLC ADR	239,243

Financials— 1.6%
8,500	Standard Chartered PLC	206,437

Health Care— 2.6%
7,545	GlaxoSmithKline PLC ADR	327,905

Industrials— 1.7%
36,200	Rolls-Royce Group PLC	217,311

Utilities— 2.3%
2,800	Scottish & Southern Energy PLC	71,169
8,525	Scottish & Southern Energy PLC ADR	216,837

		288,006

		2,130,599

United States— 0.5%
Consumer Staples— 0.5%
2,168	Dr. Pepper Snapple Group, Inc. *	57,409

Total Common Stocks (Cost $13,103,958)		10,986,493

Mutual Funds—3.4%
Management Investment Operation— 3.4%
6,000	iShares MSCI Hong Kong Index Fund	79,260
4,500	iShares MSCI Japan Index Fund	47,970
16,600	iShares MSCI Malaysia Index Fund	143,756
9,800	iShares MSCI Taiwan Index Fund	105,546
3,013	Morgan Stanley India Fund	59,959

Total Mutual Funds (Cost $585,802)		436,491

Total Investments (Cost $13,689,760) — 89.9%		11,422,984

Other Assets in Excess of Liabilities — 10.1%		1,279,467

Net Assets — 100.0%		$12,702,451

*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Macro 100 Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—102.3%
Consumer Discretionary— 14.4%
900	Apollo Group, Inc., Class A *	$53,370
300	AutoZone, Inc. *	37,002
3,100	eBay, Inc. *	69,378
1,000	Ecolab, Inc.	48,520
1,700	Family Dollar Stores, Inc.	40,290
800	Fortune Brands, Inc.	45,888
1,100	Hasbro, Inc.	38,192
1,700	International Game Technology	29,206
2,100	Johnson Controls, Inc.	63,693
2,000	Leggett & Platt, Inc.	43,580
2,200	Liz Claiborne, Inc.	36,146
1,200	Meredith Corp.	33,660
1,300	Omnicom Group, Inc.	50,128
2,500	Staples, Inc.	56,250
2,500	The Gap, Inc.	44,450
1,200	The Hershey Co.	47,448
1,700	The TJX Cos., Inc.	51,884
2,400	United Parcel Service, Inc., Class B	150,936
800	UST, Inc.	53,232

		993,253

Consumer Staples— 11.6%
1,700	Avon Products, Inc.	70,669
1,400	Colgate-Palmolive Co.	105,490
1,700	Constellation Brands, Inc. *	36,482
1,100	Kellogg Co.	61,710
1,100	McCormick & Co., Inc.	42,295
4,000	Procter & Gamble Co.	278,760
1,400	SUPERVALU, Inc.	30,380
2,100	Sysco Corp.	64,743
800	The Clorox Co.	50,152
800	Wm. Wrigley Jr. Co.	63,520

		804,201

Energy— 10.9%
900	Apache Corp.	93,852
1,500	BJ Services Co.	28,695
1,400	Chesapeake Energy Corp.	50,204
1,100	Devon Energy Corp.	100,320
700	ENSCO International, Inc.	40,341
600	Entergy Corp.	53,406
700	EOG Resources, Inc.	62,622
700	Integrys Energy Group, Inc.	34,958
1,200	Nabors Industries Ltd. *	29,904
1,100	Pinnacle West Capital Corp.	37,851
1,300	PPL Corp.	48,126
1,200	Progress Energy, Inc.	51,756
700	Range Resources Corp.	30,009
900	Rowan Cos., Inc.	27,495
1,400	XTO Energy, Inc.	65,128

		754,667

Financials— 21.8%
11,900	Citigroup, Inc.	244,069
1,900	H&R Block, Inc.	42,845
2,700	Hudson City Bancorp, Inc.	49,815
7,400	JPMorgan Chase & Co.	345,580
2,300	Marshall & Ilsley Corp.	46,345
1,600	Paychex, Inc.	52,848
2,800	Progressive Corp.	48,720
1,500	SunTrust Banks, Inc.	67,485
1,600	The Allstate Corp.	73,792
700	Torchmark Corp.	41,860
4,300	U.S. Bancorp	154,886
5,800	Wachovia Corp.	20,300
Shares		Value
Common Stocks (Continued)
Financials (Continued)
7,400	Wells Fargo & Co.	$277,722
1,100	Zions Bancorp	42,570

		1,508,837

Health Care— 14.9%
800	Becton, Dickinson & Co.	64,208
500	C.R. Bard, Inc.	47,435
2,300	Gilead Sciences, Inc. *	104,834
5,600	Johnson & Johnson	387,968
1,100	McKesson Corp.	59,191
2,700	Medtronic, Inc.	135,270
3,000	Mylan Laboratories, Inc. *	34,260
1,300	Patterson Cos., Inc. *	39,533
800	Sigma-Aldrich Corp.	41,936
900	Stryker Corp.	56,070
900	Zimmer Holdings, Inc. *	58,104

		1,028,809

Industrials— 9.7%
3,000	Allied Waste Industries, Inc. *	33,330
1,100	General Dynamics Corp.	80,982
1,400	Illinois Tool Works, Inc.	62,230
800	ITT Corp.	44,488
600	Jacobs Engineering Group, Inc. *	32,586
2,500	Masco Corp.	44,850
1,000	Pall Corp.	34,390
1,300	Pitney Bowes, Inc.	43,238
1,400	Union Pacific Corp.	99,624
2,300	United Technologies Corp.	138,138
1,700	Waste Management, Inc.	53,533

		667,389

Materials— 1.7%
800	Ball Corp.	31,592
1,700	Pactiv Corp. *	42,211
900	Peabody Energy Corp.	40,500

		114,303

Real Estate Investment Trusts— 0.8%
1,400	HCP, Inc.	56,182

Technology— 10.5%
800	Affiliated Computer Services, Inc. *	40,504
1,200	BMC Software, Inc. *	34,356
10,300	Cisco Systems, Inc. *	232,368
1,500	Cognizant Technology Solutions Corp., Class A *	34,245
1,300	Electronic Arts, Inc. *	48,087
1,000	Fiserv, Inc. *	47,320
900	Genzyme Corp. *	72,801
1,700	Intuit, Inc. *	53,737
2,100	Jabil Circuit, Inc.	20,034
1,100	Lexmark International, Inc. *	35,827
3,000	Symantec Corp. *	58,740
3,900	Xerox Corp.	44,967

		722,986

Telecommunications— 2.9%
6,200	Verizon Communications, Inc.	198,958

Utilities— 3.1%
1,300	Consolidated Edison, Inc.	55,848
1,700	Dominion Resources, Inc.	72,726
2,200	Southern Co.	82,918

		211,492

Common Stocks (Continued)
Shares		Value
Total Common Stocks (Cost $7,468,604)		7,061,077

Cash Equivalents—0.0%
1,053	Huntington Money Market Fund, Interfund Shares, 1.750% (a)(b)	$1,053

Total Cash Equivalents (Cost $1,053)		1,053

Total Investments (Cost $7,469,657) — 102.3%		7,062,130

Liabilities in Excess of Other Assets — (2.3)%		(157,241)

Net Assets — 100.0%		$6,904,889

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2008.
*	Non-income producing security.

See Notes to Portfolio of Investments.

Huntington VA Mid Corp America Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—96.3%
Consumer Discretionary— 5.9%
4,500	Abercrombie & Fitch Co., Class A	$177,525
4,350	AnnTaylor Stores Corp. *	89,784
3,800	BorgWarner, Inc.	124,526
3,810	Fidelity National Title Group, Inc., Class A	56,007
2,000	Hanover Insurance Group, Inc.	91,040
5,558	Nordstrom, Inc. (a)	160,182
700	Polo Ralph Lauren Corp.	46,648
4,482	Royal Caribbean Cruises Ltd.	93,001
3,300	Sonic Automotives, Inc. (a)	27,918
2,893	The Stanley Works (a)	120,754
1,400	UniFirst Corp.	60,326
1,920	V.F. Corp.	148,435
1,030	Whirlpool Corp. (a)	81,669
1,000	Wolverine World Wide, Inc.	26,460

		1,304,275

Consumer Staples— 3.8%
5,830	Church & Dwight Co., Inc.	361,985
4,670	Constellation Brands, Inc. *	100,218
2,911	Ralcorp Holding, Inc. *	196,230
2,200	Smithfield Foods, Inc. *	34,936
6,794	SUPERVALU, Inc.	147,430

		840,799

Energy— 11.8%
900	Baker Hughes, Inc.	54,486
13,058	Chesapeake Energy Corp. (a)	468,260
1,400	Forest Oil Corp. *(a)	69,440
4,400	Helmerich & Payne, Inc.	190,036
1,133	Mariner Energy, Inc. *	23,226
5,070	Murphy Oil Corp.	325,190
4,400	National Fuel Gas Co.	185,592
7,584	Noble Energy, Inc.	421,595
1,300	Smith International, Inc.	76,232
11,700	Spectra Energy Corp.	278,460
1,116	SunPower Corp., Class B *	77,078
1,293	Unit Corp. *	64,417
14,428	Weatherford International, Inc. *	362,720

		2,596,732

Financials— 10.6%
2,500	BancorpSouth, Inc.	70,325
2,266	BOK Financial Corp.	109,697
1,900	Cincinnati Financial Corp.	54,036
4,259	City National Corp.	231,264
780	Everest Re Group Ltd.	67,493
2,900	First American Financial Corp. (a)	85,550
2,000	FirstMerit Corp. (a)	42,000
1,121	Fulton Financial Corp. (a)	12,230
12,900	Genworth Financial, Inc.	111,069
2,767	Legg Mason, Inc. (a)	105,312
1,737	Lender Processing Services, Inc.	53,013
5,300	Lincoln National Corp.	226,893
1,700	M&T Bank Corp. (a)	151,725
3,330	Nationwide Financial Services, Inc. (a)	164,269
7,436	Old Republic International Corp.	94,809
4,723	Protective Life Corp.	134,653
4,100	T. Rowe Price Group, Inc. (a)	220,211
5,507	Torchmark Corp.	329,319
2,500	Wilmington Trust Corp. (a)	72,075

		2,335,943

Health Care— 14.3%
Shares		Value
Common Stocks (Continued)

2,600	Aetna, Inc.	$93,886
7,700	AmerisourceBergen Corp.	289,905
2,080	Biogen Idec, Inc. *	104,603
1,186	Cephalon, Inc. *	91,903
5,900	Coventry Health Care, Inc. *	192,045
800	Dentsply International, Inc.	30,032
5,680	Humana, Inc. *	234,016
8,556	Invitrogen Corp. *(a)	323,417
3,533	Lincare Holdings, Inc. *	106,308
13,900	Mylan Laboratories, Inc. *(a)	158,738
2,620	Owens & Minor, Inc.	127,070
9,000	Pediatrix Medical Group, Inc. *(a)	485,280
2,800	Quest Diagnostics, Inc.	144,676
11,713	Thermo Fisher Scientific, Inc. *(a)	644,215
3,600	WellCare Health Plans, Inc. *	129,600

		3,155,694

Industrials— 20.0%
1,875	Alliant Techsystems, Inc. *	176,137
7,312	Cooper Industries Ltd., Class A	292,114
5,200	Cummins, Inc.	227,344
4,800	Eastman Chemical Co.	262,800
4,100	Elbit Systems Ltd.	211,847
1,300	G&K Services, Inc., Class A	42,965
4,900	ITT Corp.	272,489
8,038	Kennametal, Inc.	217,991
6,159	L-3 Communications Holdings, Inc.	605,553
3,100	Mohawk Industries, Inc. *(a)	208,909
2,600	Oshkosh Corp.	34,216
6,179	Pall Corp.	212,496
4,234	Parker Hannifin Corp.	224,402
3,700	Precision Castparts Corp.	291,486
3,600	Quanex Building Products Corp.	54,864
1,000	R.R. Donnelley & Sons Co.	24,530
300	Rockwell International Corp.	11,202
3,400	Ryder System, Inc.	210,800
2,800	Stericycle, Inc. *(a)	164,948
3,421	Teleflex, Inc.	217,199
3,200	Textron, Inc.	93,696
5,500	Thomas & Betts Corp. *	214,885
8,800	Wyndham Worldwide Corp.	138,248

		4,411,121

Materials— 9.1%
6,600	Albemarle Corp.	203,544
8,600	AptarGroup, Inc.	336,346
600	Ball Corp.	23,694
2,000	Cymer, Inc. *	50,660
5,400	Cytec Industries, Inc.	210,114
10,000	FMC Corp.	513,900
3,360	Lubrizol Corp.	144,950
1,100	Minerals Technologies, Inc.	65,296
2,300	Pactiv Corp. *	57,109
2,250	PPG Industries, Inc.	131,220
3,800	RPM International, Inc. (a)	73,492
800	Schnitzer Steel Industries, Inc.	31,392
5,200	Terra Industries, Inc.	152,880

		1,994,597

Real Estate Investment Trusts— 1.2%
2,700	First Industrial Realty Trust, Inc. (a)	77,436
5,040	Host Hotels & Resorts, Inc.	66,982
2,300	Mid-America Apartment Communities, Inc.	113,022

Shares		Value
Common Stocks (Continued)
Real Estate Investment Trusts (Continued)
		257,440

Technology— 14.1%
36,708	Activision Blizzard, Inc. *	$566,405
1,900	Amdocs Ltd. *	52,022
8,700	Arris Group, Inc. *(a)	67,251
2,600	Avocent Corp. *	53,196
3,995	Benchmark Electronics, Inc. *	56,250
9,980	Broadcom Corp., Class A *	185,927
4,070	Cypress Semiconductor Corp. *	21,245
2,860	Electronic Arts, Inc. *	105,791
3,475	Fidelity National Information Services, Inc.	64,149
600	Fiserv, Inc. *(a)	28,392
5,232	FLIR Systems, Inc. *	201,014
5,410	Forrester Research, Inc. *	158,621
400	Genzyme Corp. *	32,356
5,100	Harris Corp.	235,620
3,778	Imation Corp. (a)	85,345
6,400	Integrated Device Technology, Inc. *	49,792
2,500	Intersil Corp., Class A	41,450
3,200	JDA Software Group, Inc. *	48,672
4,400	Lam Research Corp. *	138,556
2,000	MEMC Electronic Materials, Inc. *	56,520
1,600	Molex, Inc.	35,920
4,948	NCR Corp. *	109,103
6,830	NVIDIA Corp. *	73,149
15,000	ON Semiconductor Corp. *(a)	101,400
2,140	Progress Software Corp. *	55,619
6,600	SanDisk Corp. *	129,030
3,800	Sybase, Inc. *	116,356
5,238	Teradata Corp. *	102,141
4,762	Varian Semiconductor Equipment Associates, Inc. *	119,621

		3,090,913

Telecommunications— 0.6%
1,407	CenturyTel, Inc.	51,567
2,000	Telus Corp.	71,120

		122,687

Utilities— 4.9%
2,200	AGL Resources, Inc.	69,036
1,796	Allete, Inc.	79,922
2,300	Atmos Energy Corp.	61,226
1,700	Constellation Energy Group, Inc.	41,310
9,481	MDU Resources Group, Inc.	274,949
1,800	New Jersey Resources Corp.	64,602
12,128	Questar Corp.	496,278

		1,087,323

Total Common Stocks (Cost $17,939,119)		21,197,524

Mutual Fund—1.4%
Exchange Traded Funds— 1.4%
4,200	iShares S&P MidCap 400 Index Fund (a)	303,912

Total Mutual Funds (Cost $190,617)		303,912

Cash Equivalents—3.1%
680,625	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	680,625

Total Cash Equivalents (Cost $680,625)		680,625

Shares		Value
Short-Term Securities Held As Collateral For Securities Lending—19.9%
	Pool of various securities for the Huntington Funds	$4,394,298

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $4,394,298)		4,394,298

Total Investments (Cost $23,204,659) — 120.7%		26,576,359

Liabilities in Excess of Other Assets — (20.7)%		(4,560,254)

Net Assets — 100.0%		$22,016,105

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2008.
*	Non-income producing security.
See Notes to Portfolio of Investments.

Huntington VA New Economy Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—84.2%
Consumer Discretionary— 7.2%
2,400	Aeropostale, Inc. *	$77,064
3,000	Big Lots, Inc. *	83,490
5,700	GameStop Corp. *(a)	194,997
3,000	Nintendo Co. Ltd. ADR	153,299
4,000	Sonoco Products Co.	118,720
1,500	SPX Corp.	115,500
1,700	The Gymboree Corp. *	60,350
2,100	The St. Joe Co. *(a)	82,089

		885,509

Consumer Staples— 3.6%
6,200	Corn Products International, Inc.	200,136
6,800	Cosan Ltd., Class A *	54,264
12,000	Smithfield Foods, Inc. *	190,560

		444,960

Energy— 6.7%
2,900	Alpha Natural Resources, Inc. *(a)	149,147
600	First Solar, Inc. *	113,346
6,600	Flotek Industries, Inc. *	72,600
3,200	FMC Technologies, Inc. *	148,960
3,200	Frontier Oil Corp.	58,944
3,100	Helmerich & Payne, Inc.	133,889
4,800	Hercules Offshore, Inc. *	72,768
1,300	National Oilwell Varco, Inc. *	65,299

		814,953

Financials— 9.3%
5,240	CB Richard Ellis Group, Inc., Class A *	70,059
3,000	City Holding Co.	126,750
10,600	Hudson City Bancorp, Inc.	195,570
8,900	New York Community Bancorp, Inc. (a)	149,431
6,800	UMB Financial Corp.	357,136
7,595	Willis Group Holdings Ltd.	245,015

		1,143,961

Health Care— 8.0%
4,300	BioMarin Pharmaceutical, Inc. *	113,907
6,600	Cepheid, Inc. *	91,278
6,000	CONMED Corp. *	192,000
1,070	Intuitive Surgical, Inc. *	257,849
4,200	Invitrogen Corp. *(a)	158,760
1	Pediatrix Medical Group, Inc. *	54
4,300	Perrigo Co. (a)	165,378

		979,226

Industrials— 18.4%
5,200	Aegean Marine Petroleum Network, Inc.	116,220
5,400	AGCO Corp. *	230,094
1,980	Ameron International Corp.	141,867
2,800	Bucyrus International, Inc.	125,104
3,700	Chicago Bridge & Iron Co. NV	71,188
1,000	Flowserve Corp.	88,770
3,200	Gardner Denver, Inc. *	111,104
7,300	GrafTech International Ltd. *	110,303
2,650	GulfMark Offshore, Inc. *	118,932
691	John Bean Technologies Corp. *	8,748
2,900	Kansas City Southern Industries, Inc. *	128,644
2,900	Lindsay Corp. (a)	210,975
6,000	Robbins & Myers, Inc.	185,580
3,000	Stericycle, Inc. *(a)	176,730
17,400	Stillwater Mining Co. *	101,094
Shares		Value
Common Stocks (Continued)
Industrials (Continued)
4,100	Tractor Supply Co. *(a)	$172,405
1,800	Valmont Industries, Inc.	148,842

		2,246,600

Materials— 11.5%
800	Agrium, Inc.	44,864
4,000	Century Aluminum Co. *	110,760
2,600	CF Industries Holdings, Inc.	237,796
2,000	FMC Corp.	102,780
2,800	Harsco Corp.	104,132
2,900	James River Coal Co. *	63,771
1,400	Monsanto Co. (a)	138,572
2,800	Patriot Coal Corp. *	81,340
1,300	Potash Corp. of Saskatchewan, Inc.	171,613
1,800	Sociedad Quimica y Minera de Chile SA ADR	45,378
3,900	Steel Dynamics, Inc.	66,651
2,600	Tenaris SA ADR	96,954
1,700	Terra Industries, Inc.	49,980
1,200	United States Steel Corp.	93,132

		1,407,723

Real Estate Investment Trusts— 4.1%
1,700	Avalonbay Communities, Inc.	167,314
5,000	Highwoods Properties, Inc.	177,800
4,500	Mack-Cali Realty Corp.	152,415

		497,529

Technology— 12.8%
21,740	Activision Blizzard, Inc. *	335,448
13,400	Arris Group, Inc. *	103,582
5,290	Atheros Communications, Inc. *(a)	124,738
7,000	EMC Corp. *(a)	83,720
5,100	Gentex Corp.	72,930
2,000	MedAssets, Inc. *	34,400
12,430	Micron Technology, Inc. *(a)	50,342
13,455	NVIDIA Corp. *	144,103
2,000	Research In Motion Ltd. *	136,600
4,910	SanDisk Corp. *	95,990
12,900	STEC, Inc. *(a)	99,330
3,200	Varian, Inc. *	137,280
1,400	VMware, Inc., Class A *	37,296
5,500	Western Digital Corp. *(a)	117,260

		1,573,019

Telecommunications— 0.6%
8,200	ADC Telecommunications, Inc. *	69,290

Utilities— 2.0%
2,075	FirstEnergy Corp.	139,004
3,165	ONEOK, Inc.	108,876

		247,880

Total Common Stocks (Cost $13,429,951)		10,310,650

Cash Equivalents—19.8%
2,427,572	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	2,427,572

Total Cash Equivalents (Cost $2,427,572)		2,427,572

Short-Term Securities Held As Collateral For Securities Lending—15.7%
	Pool of various securities for the Huntington Funds	1,916,260

Short-Term Securities Held As Collateral For Securities Lending (Continued)
Total Short-Term Securities Held As Collateral For Securities Lending (Cost $1,916,260)		1,916,260

Total Investments (Cost $17,773,783) — 119.7%		14,654,482

Liabilities in Excess of Other Assets — (19.7)%		(2,408,620)

Net Assets — 100.0%		$12,245,862

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Rate disclosed is the seven day yield as of September 30, 2008.
(c)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt

See Notes to Portfolio of Investments.

Huntington VA Real Strategies Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—69.6%
Consumer Staples— 4.8%
500	Cosan Ltd., Class A *	$3,990
300	Smithfield Foods, Inc. *	4,764
600	Tyson Foods, Inc., Class A	7,164

		15,918

Energy— 14.6%
100	Canadian Natural Resources Ltd. ADR	6,846
100	CONSOL Energy, Inc.	4,589
100	EnCana Corp.	6,573
100	National Oilwell Varco, Inc. *	5,023
200	Petroleo Brasileiro SA ADR	8,790
100	Sasol Ltd. ADR	4,249
286	StatoilHydro ASA ADR	6,807
100	Ultra Petroleum Corp. *	5,534

		48,411

Industrials— 16.9%
200	AGCO Corp. *	8,522
100	Chicago Bridge & Iron Co. ADR	1,924
300	Companhia Vale do Rio Doce ADR	5,745
200	Kennametal, Inc.	5,424
300	Keppel Corp. Ltd. ADR (a)	3,295
150	Monsanto Co.	14,847
100	POSCO ADR	9,337
200	Yara International ASA ADR	6,867

		55,961

Materials— 21.7%
50	Agrium, Inc.	2,804
200	James River Coal Co. *	4,398
400	Olin Corp.	7,760
420	Patriot Coal Corp. *	12,201
100	Peabody Energy Corp.	4,500
20	Potash Corp. of Saskatchewan, Inc.	2,640
100	Rio Tinto PLC ADR	24,950
200	Terra Industries, Inc.	5,880
100	The Mosaic Co.	6,804

		71,937

Real Estate Investment Trusts— 10.4%
100	Boston Properties, Inc.	9,366
200	Duke Realty Corp.	4,916
400	General Growth Properties, Inc.	6,040
100	Plum Creek Timber Co., Inc.	4,986
100	Vornado Realty Trust	9,095

		34,403

Utilities— 1.2%
100	Questar Corp.	4,092

Total Common Stocks (Cost $293,544)		230,722

Mutual Funds—10.5%
Exchange Traded Funds— 10.5%
300	iPath Dow Jones-AIG Livestock Total Return Sub-Index *	11,958
400	PowerShares DB Agriculture	12,168
400	PowerShares DB US Dollar Index Bearish Fund	10,788

Total Mutual Funds (Cost $39,429)		34,914

Cash Equivalent—20.2%

Shares		Value
66,913	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	$66,913

Total Cash Equivalents (Cost $66,913)		66,913

Short-Term Securities Held As Collateral For Securities Lending—1.0%
	Pool of various securities for the Huntington Funds	3,324

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $3,324)		3,324

Total Investments (Cost $403,210) — 101.3%		335,873

Liabilities in Excess of Other Assets — (1.3)%		(4,222)

Net Assets — 100.0%		$331,651

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2008.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Rotating Markets Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Mutual Funds—98.3%
Exchange Traded Funds— 98.3%
9,028	iShares Cohen & Steers Realty Majors Index Fund	$692,267
11,091	iShares Dow Jones U.S. Energy Sector Index Fund	416,578
2,013	iShares Dow Jones U.S. Financial Sector Index Fund (a)	139,783
6,850	iShares Dow Jones U.S. Healthcare Sector Index Fund (a)	424,837
5,250	iShares Dow Jones U.S. Transportation Average Index Fund (a)	434,227
10,605	iShares Russell 1000 Growth Index Fund	514,873
10,955	iShares Russell 1000 Index Fund	696,300
15,560	PowerShares QQQ (a)	605,439
3,185	Retail HOLDRs Trust (a)	287,096
5,739	S&P Depositary Receipt	665,839
12,500	SPDR KBW Regional Banking	420,000
8,300	Vanguard Consumer Discretionary	365,947
7,600	Vanguard Consumer Staples (a)	516,420
22,649	Vanguard Large Cap (a)	1,192,017

Total Mutual Funds (Cost $8,134,297)		7,371,623

Cash Equivalents—2.3%
176,412	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	176,412

Total Cash Equivalents (Cost $176,412)		176,412

Short-Term Securities Held As Collateral For Securities Lending—35.8%
2,683,566	Pool of various securities for the Huntington Funds	2,683,566

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $2,683,566)		2,683,566

Total Investments (Cost $10,994,275) — 136.4%		10,231,601

Liabilities in Excess of Other Assets — (36.4)%		(2,731,444)

Net Assets — 100.0%		$7,500,157

(a)		All or part of the security was on loan as of September 30, 2008.
(b)		Rate disclosed is the seven day yield as of September 30, 2008.
(c)		Investment in affiliate.

See Notes to Portfolio of Investments.

Huntington VA Situs Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Shares		Value
Common Stocks—101.2%
Bermuda— 2.9%
Financials— 2.9%
6,250	Arch Capital Group Ltd. *	$456,437

Cayman Islands— 3.1%
Consumer Discretionary— 1.1%
5,000	Garmin Ltd. *(a)	169,700

Consumer Staples— 2.0%
14,100	Fresh Del Monte Produce, Inc. *	313,020

		482,720

Finland— 1.0%
Industrials— 1.0%
2,000	Cargotec Corp., Class B	41,100
4,200	Kone Oyj, Class B	114,973

		156,073

Germany— 0.9%
Consumer Staples— 0.4%
1,500	Douglas Holding AG	68,504

Health Care— 0.5%
1,900	Stada Arzneimittel AG	77,386

		145,890

Hong Kong— 0.3%
Consumer Discretionary— 0.3%
13,000	Television Broadcasts Ltd.	55,004

Ireland— 0.7%
Consumer Staples— 0.7%
3,500	Kerry Group PLC	102,534

Japan— 1.1%
Industrials— 0.3%
3,500	Sato Corp.	46,415

Technology— 0.8%
14,800	Furuno Electric Co. Ltd.	128,272

		174,687

Sweden— 0.3%
Consumer Discretionary— 0.3%
4,800	Haldex AB	48,502

United Kingdom— 0.6%
Technology— 0.6%
25,572	Halma PLC	90,579

United States— 90.3%
Consumer Discretionary— 12.0%
4,500	AnnTaylor Stores Corp. *	92,880
5,000	Audiovox Corp., Class A *	46,850
10,000	Brunswick Corp. (a)	127,900
8,000	Cabela's, Inc., Class A *(a)	96,640
1,300	Columbia Sportswear Co. (a)	54,548
3,000	Ennis, Inc.	46,380
2,000	Fossil, Inc. *(a)	56,460
10,000	Gander Mountain Co. *(a)	32,700
2,000	Hilb, Rogal & Hobbs Co.	93,480
1,000	Home Depot, Inc.	25,890
3,000	Jakks Pacific, Inc. *(a)	74,730
4,000	Movado Group, Inc.	89,400
1,500	Polo Ralph Lauren Corp.	99,960
5,500	Quanta Services, Inc. *	148,555
2,000	Rent-A-Center, Inc. *	44,560
14,000	ScanSource, Inc. *	403,060
3,000	Skechers USA, Inc. *	50,490
5,000	Speedway Motorsports, Inc.	97,400
800	Toll Brothers, Inc. *	20,184
5,000	Urban Outfitters, Inc. *	159,350
Shares		Value
Common Stocks (Continued)
United States (Continued)
Consumer Discretionary (Continued)
350	West Marine, Inc. *	$2,086

		1,863,503

Energy— 9.6%
3,000	Alliance Resource Partners LP	94,560
4,000	Atwood Oceanics, Inc. *	145,600
4,550	Carbo Ceramics, Inc.	234,825
12,500	Denbury Resources, Inc. *	238,000
3,500	Dril-Quip, Inc. *	151,865
5,000	Headwaters, Inc. *	66,750
1,744	Helix Energy Solutions Group, Inc. *	42,344
59	Hugoton Royalty Trust	1,584
1,000	Lufkin Industries, Inc.	79,350
3,000	Newfield Exploration Co. *	95,970
3,000	Oceaneering International, Inc. *	159,960
3,000	Saint Mary Land & Exploration Co.	106,950
1,000	Swift Energy Co. *	38,690
3,000	TETRA Technologies, Inc. *	41,550

		1,497,998

Financials— 8.4%
5,000	Bank of Florida Corp. *(a)	41,200
8,000	BB&T Corp. (a)	302,400
10,200	Colonial Bancgroup, Inc. (a)	80,172
10,000	Cullen/Frost Bankers, Inc.	600,000
2,000	Philadelphia Consolidated Holdings Corp. *	117,140
2,000	SCBT Financial Corp.	75,200
1,500	WSFS Financial Corp.	90,000

		1,306,112

Health Care— 17.0%
10,000	Advanced Medical Optics, Inc. *(a)	177,800
20,000	Albany Molecular Research *	361,800
4,650	Bio-Rad Laboratories, Inc., Class A *	460,908
8,000	Cerner Corp. *(a)	357,120
5,500	Edwards LifeSciences Corp. *(a)	317,680
3,000	Kindred Healthcare, Inc. *	82,710
6,000	Kinetic Concepts, Inc. *(a)	171,540
10,000	Lincare Holdings, Inc. *	300,900
8,000	Mentor Corp. (a)	190,880
7,000	Osiris Therapeutics, Inc. *(a)	135,030
100	Par Pharmaceutical, Inc. *	1,229
732	PharMerica Corp. *	16,463
4,000	ViroPharma, Inc. *	52,480
500	WellCare Health Plans, Inc. *	18,000

		2,644,540

Industrials— 11.8%
5,500	Alliant Techsystems, Inc. *(a)	516,670
15,000	BE Aerospace, Inc. *	237,450
3,000	Exlservice Holdings, Inc. *	26,340
6,000	Jacobs Engineering Group, Inc. *	325,860
5,000	Overseas Shipholding Group, Inc.	291,550
2,000	Precision Castparts Corp.	157,560
2,000	Quanex Building Products Corp.	30,480
1,000	Ryder System, Inc.	62,000
2,000	The Timken Co.	56,700
2,000	Tidewater, Inc.	110,720
1,000	Watts Water Technologies, Inc., Class A	27,350

		1,842,680

Materials— 10.7%
5,000	Albemarle Corp.	154,200
Shares		Value
Common Stocks (Continued)
United States (Continued)
Materials (Continued)
13,000	Ceradyne, Inc. *	$476,580
3,000	Commercial Metals Co.	50,670
1,000	Deckers Outdoor Corp. *	104,080
500	Eagle Materials, Inc. (a)	11,185
4,000	RTI International Metals, Inc. *(a)	78,240
3,500	Texas Industries, Inc. (a)	143,010
4,400	The Scotts Co.	104,016
20,000	Trimble Navigation Ltd. *	517,200
500	United States Lime & Minerals, Inc. *	19,255
31	Vulcan Materials Co. (a)	2,310

		1,660,746

Real Estate Investment Trusts— 2.6%
3,500	Camden Property Trust	160,510
1,000	CBL & Associates Properties, Inc.	20,080
3,000	Colonial Properties Trust	56,070
4,500	Equity One, Inc.	92,205
1,000	HRPT Properties Trust	6,890
2,000	Weingarten Realty Investors (a)	71,340

		407,095

Technology— 12.7%
5,000	ACI Worldwide, Inc. *	87,600
7,000	Anixter International, Inc. *(a)	416,570
4,000	Black Box Corp.	138,120
4,000	Brocade Communications Systems, Inc. *	23,280
1,000	Compuware Corp. *	9,690
3,000	Hutchinson Technology, Inc. *	34,740
6,000	Imation Corp. (a)	135,540
10,000	Methode Electronics, Inc.	89,400
4,000	NETGEAR, Inc. *	60,000
1,000	OYO Geospace Corp. *	39,280
19,000	Red Hat, Inc. *	286,330
26,000	Standard Microsystems Corp. *	649,480
1,000	StarTek, Inc. *	6,420

		1,976,450

Telecommunications— 3.0%
10,000	CommScope, Inc. *	346,400
12,300	General Communication, Inc., Class A *	113,898

		460,298

Utilities— 2.5%
1,000	AGL Resources, Inc.	31,380
5,000	Hawaiian Electric Industries, Inc. (a)	145,550
8,000	UGI Corp.	206,240

		383,170

		14,042,592

Total Common Stocks (Cost $18,773,400)		15,755,018

Cash Equivalents—0.1%
8,801	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	8,801

Total Cash Equivalents (Cost $8,801)		8,801

Short-Term Securities Held As Collateral For Securities Lending—22.3%
	Pool of various securities for the Huntington Funds	3,467,628

Short-Term Securities Held As Collateral For Securities Lending (Continued)
Total Short-Term Securities Held As Collateral For Securities Lending (Cost $3,467,628)		3,467,628

Total Investments (Cost $22,249,829) — 123.6%		19,231,447

Liabilities in Excess of Other Assets — (23.6)%		(3,672,819)

Net Assets — 100.0%		$15,558,628

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2008.
*	Non-income producing security.
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Mortgage Securities Fund
Portfolio of Investments
September 30, 2008 (unaudited)

Principal Amount		Value
U.S. Government Mortgage Backed Agencies—81.6%
Federal Home Loan Bank –— 4.6%
$61,486	Series 6B-2012, Class 1, 5.125%, 4/25/12	$63,353
142,577	Series 7I-2012, Class A, 5.000%, 6/15/12	146,228
209,894	Series 00-0606, Class Y, 5.159%, 12/28/12	210,895
65,463	Series SK-2015, Class 1, 5.140%, 8/18/15	65,463

		485,939

Federal Home Loan Mortgage Corporation –— 35.2%
18,827	Series 2548, Class HA, 4.500%, 1/15/10	18,870
64,469	Pool # M80982, 5.000%, 7/1/12	65,357
72,020	Pool # M81004, 5.000%, 1/1/13	73,011
25,509	Pool # B18052, 4.500%, 3/1/15	25,405
112,048	Series R007, Class AC, 5.875%, 5/15/16	114,486
67,922	Pool # J03237, 5.500%, 8/1/16	69,112
94,497	Series 2770, Class TC, 4.000%, 1/15/18	93,622
31,987	Pool # E96459, 5.000%, 5/1/18	32,041
134,953	Series R005, Class AB, 5.500%, 12/15/18	137,098
286,400	Series R009, Class AJ, 5.750%, 12/15/18	290,969
51,995	Series 3046, Class YA, 5.000%, 2/15/19	52,266
28,579	Pool # G18008, 4.500%, 9/1/19	28,043
14,600	Pool # G18015, 4.500%, 10/1/19	14,326
236,853	Series R010, Class AB, 5.500%, 12/15/19	238,789
243,076	Series 2541, Class VL, 5.500%, 11/15/20	244,080
151,865	Pool # G12286, 5.000%, 7/1/21	150,842
125,404	Pool # G12297, 6.000%, 7/1/21	127,755
163,792	Pool # G12425, 5.500%, 10/1/21	165,021
200,000	Series 2542, Class DH, 5.500%, 2/15/22	202,095
199,368	Pool # E02402, 6.000%, 10/1/22	203,065
78,091	Pool # C90779, 5.000%, 1/1/24	77,262
25,681	Pool # C90837, 5.500%, 6/1/24	25,757
184,590	Series 2649, Class OL, 4.500%, 4/15/26	185,150
73,673	Pool # C91000, 6.000%, 11/1/26	74,878
50,000	Series 2672, Class GH, 5.500%, 8/15/31	49,569
300,000	Series 2802, Class MB, 5.500%, 11/15/31	298,079
78,770	Pool # 1G0865, 4.908%, 7/1/35	79,246
180,814	Pool # A55565, 6.000%, 12/1/36	183,238
229,747	Pool # G08168, 6.000%, 12/1/36	232,827
229,181	Pool # G03498, 5.500%, 11/1/37	228,181

		3,780,440

Federal National Mortgage Association –— 29.4%
16,770	Series 1994-23, Class PK, 6.000%, 5/25/10	16,925
38,966	Pool # 254955, 4.000%, 10/1/10	38,863
24,947	Pool # 255224, 4.000%, 5/1/11	24,888
96,122	Pool # 254717, 4.500%, 4/1/13	96,016
61,297	Pool # 254914, 4.500%, 9/1/13	61,199
250,000	5.500%, 12/25/16	254,701
Principal Amount		Value
U.S. Government Mortgage Backed Agencies (Continued)
Federal National Mortgage Association (Continued)
$234,238	Pool # 786729, 5.500%, 8/1/19	$237,461
175,016	Pool #254501, 5.500%, 9/1/22	176,000
24,804	Pool # 254908, 5.000%, 9/1/23	24,415
15,121	Pool # 255360, 5.000%, 8/1/24	14,876
59,872	Pool # 255711, 5.500%, 4/1/25	60,060
67,401	Pool # 357771, 5.000%, 5/1/25	66,250
58,367	Pool # 255745, 5.500%, 5/1/25	59,188
60,951	Pool # 255767, 5.500%, 6/1/25	61,143
49,854	Pool # 255808, 5.000%, 7/1/25	49,002
235,835	Pool # 256001, 6.000%, 11/1/25	239,873
64,350	Pool # 256116, 6.000%, 2/1/26	65,423
73,684	Series 1999-13, Class PH, 6.000%, 4/25/29	75,798
27,983	Pool # 721540, 5.000%, 7/1/33	27,359
126,582	Pool # 746683, 5.500%, 10/1/33	126,623
72,592	Pool # 786457, 5.279%, 7/1/34	73,858
47,089	Pool # 845573, 5.611%, 2/1/36	48,120
232,575	Pool # 745511, 5.000%, 4/1/36	226,878
307,085	Pool # 745418, 5.500%, 4/1/36	306,705
238,588	Pool # 831487, 5.500%, 4/1/36	238,182
234,665	Pool # 868935, 5.500%, 5/1/36	234,265
167,704	Pool # 903812, 5.500%, 12/1/36	167,419
77,956	Pool # 907484, 6.000%, 1/1/37	79,058

		3,150,548

Government National Mortgage Association –— 12.4%
21,111	Pool # 3590, 5.500%, 8/20/19	21,615
59,193	Pool # 3708, 5.500%, 5/20/20	60,508
75,486	Pool # 3741, 4.500%, 8/20/20	74,738
103,311	Pool # 683937, 6.000%, 2/15/23	106,637
210,774	Pool # 666057, 5.000%, 3/15/23	213,278
200,000	Series 2005-55, Class PD, 5.000%, 5/20/32	199,203
16,565	Pool # 3571, 6.500%, 6/20/34	16,989
237,695	Pool # 605653, 5.500%, 8/15/34	238,522
13,866	Pool # 3637, 5.500%, 11/20/34	13,858
52,157	Pool # 3710, 5.000%, 5/20/35	50,987
72,019	Pool # 650348, 5.500%, 11/15/35	72,236
248,103	Pool # 676974, 5.500%, 5/15/38	248,773
Principal Amount or Shares		Value
U.S. Government Mortgage Backed Agencies (Continued)

		1,317,344

Total U.S. Government Mortgage Backed Agencies (Cost $8,680,538)		8,734,271

Common Stocks—10.1%
Real Estate Investment Trusts— 10.1%
1,400	Acadia Realty Trust	$35,392
600	Alexandria Real Estate Equities, Inc.	67,848
600	AMB Property Corp.	27,180
100	American Campus Communities, Inc.	3,388
500	Boston Properties, Inc.	46,830
400	BRE Properties, Inc.	19,600
1,000	Corporate Office Properties Trust	40,350
100	Developers Diversified Realty Corp.	3,169
1,300	Digital Reality Trust, Inc.	61,425
2,000	Douglas Emmett, Inc.	46,140
500	DuPont Fabros Technology, Inc.	7,625
1,000	EastGroup Properties, Inc.	48,540
500	Equity Lifestyle Properties, Inc.	26,515
700	Equity Residential	31,087
500	Essex Property Trust, Inc.	59,165
200	Federal Realty Investment Trust	17,120
600	General Growth Properties, Inc.	9,060
800	HCP, Inc.	32,104
900	Home Properties, Inc. (a)	52,155
1,300	Host Hotels & Resorts, Inc.	17,277
700	Kimco Realty Corp.	25,858
1,300	Mack-Cali Realty Corp.	44,031
2,000	National Retail Properties, Inc. (a)	47,900
500	Nationwide Health Properties, Inc.	17,990
400	Pennsylvania Real Estate Investment Trust	7,540
200	Public Storage, Inc.	19,802
600	Realty Income Corp. (a)	15,360
100	Regency Centers Corp.	6,669
500	Simon Property Group, Inc.	48,500
300	SL Green Realty Corp.	19,440
1,000	Tanger Factory Outlet Centers, Inc.	43,790
300	The Macerich Co.	19,095
500	U-Store-It Trust	6,135
200	UDR, Inc. (a)	5,230
1,200	Ventas, Inc.	59,304
500	Vornado Realty Trust	45,475

Total Common Stocks (Cost $1,038,721)		1,084,089

U.S. Government Agencies—5.6%
Federal Home Loan Bank –— 3.7%
200,000	5.125%, 2/2/09	201,367
200,000	4.250%, 3/9/18	190,710

		392,077

100,000	Federal Home Loan Mortgage Corporation, 4.000%, 4/8/11	101,555
100,000	Federal National Mortgage Association, 5.000%, 3/2/15	102,490

Total U.S. Government Agencies (Cost $597,976)		596,122

Collateralized Mortgage Obligations—1.7%
149,433	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	138,759
Principal Amount or Shares		Value
Collateralized Mortgage Obligations (Continued)
$43,928	Federal Home Loan Bank, 4.800%, 2/25/13	$44,009

Total Collateralized Mortgage Obligations (Cost $192,505)		182,768

Preferred Stocks—0.2%
Real Estate Investment Trusts— 0.2%
300	Simon Property Group, Inc., 6.000%	23,604

Total Preferred Stocks (Cost $21,282)		23,604

Cash Equivalent—3.4%
367,738	Huntington Money Market Fund, Interfund Shares, 1.750% (b)(c)	367,738

Total Cash Equivalents (Cost $367,737)		367,738

Short-Term Securities Held As Collateral For Securities Lending—1.1%
	Pool of various securities for the Huntington Funds	113,974

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $113,974)		113,974

Total Investments (Cost $11,012,734) — 103.7%		11,102,566

Liabilities in Excess of Other Assets — (3.7)%		(396,993)

Net Assets — 100.0%		$10,705,573

(a)	All or part of the security was on loan as of September 30, 2008.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2008.

See Notes to Portfolio of Investments.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities*	Appreciation	Depreciation	(Depreciation)
VA Dividend Capture Fund	$53,505,719	$1,018,756	$(11,164,009)	$(10,145,253)
VA Growth Fund	18,376,985	1,526,309	(1,222,879)	303,430
VA Income Equity Fund	30,791,997	1,970,639	(4,033,999)	(2,063,360)
VA International Equity Fund	13,694,270	543,919	(2,815,205)	(2,271,286)
VA Macro 100 Fund	7,499,717	358,368	(795,955)	(437,587)
VA Mid Corp America Fund	23,204,659	5,510,546	(2,138,846)	3,371,700
VA New Economy Fund	17,744,111	499,753	(3,589,382)	(3,089,629)
VA Real Strategies Fund	403,210	6,539	(73,876)	(67,337)
VA Rotating Markets Fund	8,337,888	47,606	(837,459)	(789,853)
VA Situs Fund	22,265,719	1,420,701	(4,454,973)	(3,034,272)
VA Mortgage Securities Fund	11,014,643	202,501	(114,578)	87,9723
* The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

The Huntington Funds (the "Trust") was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2008, the Trust operated 31 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the Trust’s variable annuity portfolios listed below (each individually referred to as a “VA Fund,” or collectively as the “VA Funds”):

Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)
Huntington VA Growth Fund (“VA Growth Fund”)
Huntington VA Income Equity Fund (“VA Income Equity Fund”)
Huntington VA International Equity Fund (“VA International Equity Fund”)
Huntington VA Macro 100 Fund (“VA Macro 100 Fund”)
Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)
Huntington VA New Economy Fund (“VA New Economy Fund”)
Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)
Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)
Huntington VA Situs Fund (“VA Situs Fund”), formerly the Huntington VA Situs Small Cap Fund*
Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)

* On January 24, 2008, the Huntington VA Situs Small Cap Fund changed its name to the Huntington VA Situs Fund.
The Situs Fund changed its name in connection with its changes in investment strategy to focus on situs or geographical location, regardless of the market capitalization.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each VA Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations
The price at which the VA Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. In computing the NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded.  Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The VA Funds may use the fair value of a security to calculate their NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the VA Funds’ investment adviser, Huntington Asset Advisors, Inc. (“Advisor”), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each VA Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a VA Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The VA Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since VA Real Strategies Fund, VA Rotating Markets Fund and VA Situs Fund invest some of their assets in foreign securities, they may be affected, although to a lesser extent.

There can be no assurance that a VA Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

Effective January 1, 2008, the VA Funds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.
One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy.  The basis of the tiers is dependant upon the various “inputs” used to determine the value of the VA Funds’ investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 - quoted prices in active markets for identical assets.
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the VA Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the VA Funds’ investments as of September 30, 2008:

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund Name	In Securities	Investments*	in Securities	Investments*	in Securities	Investments*	in Securities	Investments*
VA Dividend Capture Fund	$ 37,385,303	$ -	$ 5,975,163	$ -	$ -	$ -	$ 43,360,466	$ -
VA Growth Fund	$ 16,760,692	$ -	$ 1,919,723	$ -	$ -	$ -	$ 18,680,415	$ -
VA Income Equity Fund	$ 24,860,586	$ -	$ 3,868,051	$ -	$ -	$ -	$ 28,728,637	$ -
VA International Equity Fund	$ 5,358,293	$ -	$ 6,064,691	$ -	$ -	$ -	$ 11,422,984	$ -
VA Macro 100 Fund	$ 7,062,130	$ -	$ -	$ -	$ -	$ -	$ 7,062,130	$ -
VA Mid Corp America Fund	$ 22,182,061	$ -	$ 4,394,298	$ -	$ -	$ -	$ 26,576,359	$ -
VA New Economy Fund	$ 12,531,633	$ -	$ 2,069,559	$ -	$ -	$ -	$ 14,601,192	$ -
VA Real Strategies Fund	$ 322,387	$ -	$ 13,486	$ -	$ -	$ -	$ 335,873	$ -
VA Rotating Markets Fund	$ 7,548,035	$ -	$ 2,683,566	$ -	$ -	$ -	$ 10,231,601	$ -
VA Situs Fund	$ 14,990,550	$ -	$ 4,240,897	$ -	$ -	$ -	$ 19,231,447	$ -
VA Mortgage Securities Fund	$ 1,475,431	$ -	$ 9,627,135	$ -	$ -	$ -	$ 11,102,566	$ -
* Other financial instrument are derivative instruments not reflected in the Portfolios of Investments, such as options, which are valued at the unrealized appreciation/(depreciation) on the investments.

B. Repurchase Agreements
The VA Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the VA Funds’ Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees.  It is the policy of the VA Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the  VA Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.  If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the VA Funds may be delayed or limited.

C. When-Issued and Delayed Transactions
The VA Funds may engage in when-issued or delayed delivery transactions. The VA Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Foreign Exchange Contracts
VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may also enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At September 30, 2008, the VA Funds did not have any foreign currency commitments outstanding.

E. Foreign Currency Translation
Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Written Options Contracts
Certain of the VA Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written.  Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The following is a summary of the VA Growth Fund’s written option activity for the period ended September 30, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	-	$-
Options written	105	25,003
Options expired	(105)	(25,003)
Options closed	-	-
Options exercised	-	-
Outstanding at 9/30/2008	-	$-

At September 30, 2008, the VA Growth Fund had no outstanding options.

The following is a summary of the VA Income Equity Fund’s written option activity for the period ended September 30, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	349	$72,668
Options written	-	-
Options expired	(349)	(72,668)
Options closed	-	-
Options exercised	-	-
Outstanding at 9/30/2008	-	$-

At September 30, 2008, the VA Income Equity Fund had no outstanding options:

The following is a summary of the VA New Economy Fund’s written option activity for the period ended September 30, 2008:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	-	$-
Options written	200	271,160
Options expired	(6)	(13,955)
Options closed	(83)	(103,953)
Options exercised	(61)	(90,170)
Outstanding at 9/30/2008	50	$63,082

At September 30, 2008, the VA New Economy Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
CF Industries Holdings Inc.	Call	November 2008	$90	15	$22,725	$(2,418)
Potash Corp.	Call	November 2008	140	13	19,110	2,561
Research In Motion Ltd.	Call	October 2008	110	10	55	7,765
United States Steel Corp.	Call	November 2008	80	12	11,400	1,884
NET UNREALIZED APPPRECIATION ON WRITTEN OPTION CONTRACTS						$9,792

G. Securities Lending
To generate additional income, the VA Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act, or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the VA Funds. Information on the investment of cash collateral is shown in the table that follows. The VA Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the VA Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a VA Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a VA Fund on a timely basis and a VA Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the VA Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. PFPC Trust Company (“PFPC”) serves as the sub-custodian for the securities lending program. PFPC retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of September 30, 2008, the following VA Funds had securities with the following market values on loan:

Fund	Market Value of Loaned Securities	Market Value of Collateral
VA Dividend Capture Fund	$6,014,466	$5,975,163
VA Growth Fund	1,881,727	1,919,723
VA Income Equity Fund	3,898,810	3,868,051
VA Mid Corp America Fund	4,341,913	4,394,298
VA New Economy Fund	1,877,148	1,916,260
VA Real Strategies Fund	3,172	3,324
VA Rotating Markets Fund	2,611,962	2,683,566
VA Situs Fund	3,469,359	3,467,628
VA Mortgage Securities Fund	112,212	113,974

As of September 30, 2008 cash collateral invested was as follows:

	Master	Money	Time
Fund	Note	Market Fund	Deposits	Total
VA Dividend Capture Fund	$395,547	$4,567,257	$1,012,359	$5,975,163
VA Growth Fund	361,092	1,333,412	225,219	1,919,723
VA Income Equity Fund	505,894	3,040,597	321,560	3,868,051
VA Mid Corp America Fund	-	3,795,506	598,792	4,394,298
VA New Economy Fund	219,764	1,411,187	285,309	1,916,260
VA Real Strategies Fund	-	2,621	703	3,324
VA Rotating Markets Fund	-	2,115,848	567,718	2,683,566
VA Situs Fund	-	2,734,039	733,589	3,467,628
VA Mortgage Securities Fund	-	89,862	24,112	113,974

H. Security Transactions and Related Income
During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

I. General
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the VA Funds may invest in a certain affiliated money market fund which is managed by the Advisor. A summary of each VA Fund’s investments in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/07 Value	Purchases	Sales	Income	09/30/08 Value
VA Dividend Capture Fund	$917,785	$6,975,882	$(7,542,205)	$10,278	$351,462
VA Growth Fund	820,810	4,373,037	(4,521,301)	12,479	672,546
VA Income Equity Fund	1,142,302	4,908,898	(5,520,355)	7,516	530,845
VA Macro 100 Fund	404,444	1,777,669	(2,181,060)	4,271	1,053
VA Mid Corp America Fund	3,217,231	4,095,549	(6,632,154)	33,274	680,626
VA New Economy Fund	2,328,223	8,661,380	(8,562,030)	35,608	2,427,573
VA Real Strategies Fund	7,938	234,805	(175,830)	225	66,913
VA Rotating Markets Fund	642,481	4,988,841	(5,454,910)	8,154	176,412
VA Situs Fund	381,903	2,501,701	(2,874,804)	4,502	8,800
VA Mortgage Securities Fund	684,767	3,387,446	(3,704,475)	10,887	367,738

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q effective in design and operation and are sufficient to form the basis of the certifications required by rule 30a-(2) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

Date: 11/25/08	By: (Signature and Title)	/s/Charles L. Davis, Jr.,
Name: Charles L. Davis, Jr.,
Title: Executive Officer and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: 11/25/08	By: (Signature and Title)	/s/Charles L. Davis, Jr.,
Name: Charles L. Davis, Jr.,
Title: Executive Officer and Principal Executive Officer

Date: 11/25/08	By: (Signature and Title)	Christopher E. Sabato
Name: Christopher E. Sabato,
Title: Treasurer and Principal Financial Officer